UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.
(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804
(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.
Vice President and Assistant Secretary
30 Hudson Street, Jersey City, New Jersey 07302-4804
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2025

Item 1:	Report(s) to Shareholders.

Item 1(b): Not applicable.

Class VC

Lord Abbett Bond Debenture Portfolio

Semi-Annual Shareholder Report

June 30, 2025

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Debenture Portfolio	$44	0.88%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$1,137,616,320
# of Portfolio Holdings	863
Portfolio Turnover Rate	155%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.48%
Common Stocks	4.25%
Corporate Bonds	67.29%
Floating Rate Loans	2.37%
Foreign Government Obligations	4.92%
Government Sponsored Enterprises Pass-Throughs	10.96%
Investments in Underlying Funds	0.83%
Municipal Bonds	0.25%
Non-Agency Commercial Mortgage-Backed Securities	5.29%
Preferred Stocks	0.08%
U.S. Treasury Obligations	0.53%
Repurchase Agreements	0.58%
Money Market FundsFootnote Reference(a)	1.05%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-593-VC

08/25

Class VC

Lord Abbett Developing Growth Portfolio

Semi-Annual Shareholder Report

June 30, 2025

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Developing Growth Portfolio	$51	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$60,889,820
# of Portfolio Holdings	87
Portfolio Turnover Rate	75%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.29%
Consumer Discretionary	15.19%
Consumer Staples	4.42%
Financials	4.42%
Health Care	23.14%
Industrials	19.86%
Information Technology	25.81%
Materials	2.16%
Repurchase Agreements	1.65%
Money Market FundsFootnote Reference(a)	1.85%
Time DepositsFootnote Reference(a)	0.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-583-VC

08/25

Class VC

Lord Abbett Dividend Growth Portfolio

Semi-Annual Shareholder Report

June 30, 2025

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Portfolio	$51	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$186,968,525
# of Portfolio Holdings	55
Portfolio Turnover Rate	24%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.14%
Consumer Staples	8.86%
Energy	4.50%
Financials	20.90%
Health Care	10.15%
Industrials	8.40%
Information Technology	30.02%
Materials	5.10%
Utilities	3.81%
Repurchase Agreements	3.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-1402-VC

08/25

Class VC

Lord Abbett Fundamental Equity Portfolio

Semi-Annual Shareholder Report

June 30, 2025

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Portfolio	$55	1.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$197,394,770
# of Portfolio Holdings	55
Portfolio Turnover Rate	53%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.09%
Consumer Discretionary	6.25%
Consumer Staples	4.50%
Energy	6.75%
Financials	26.90%
Health Care	6.68%
Industrials	19.89%
Information Technology	14.10%
Materials	2.93%
Real Estate	1.49%
Utilities	4.71%
Repurchase Agreements	2.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-1401-VC

08/25

Class VC

Lord Abbett Growth and Income Portfolio

Semi-Annual Shareholder Report

June 30, 2025

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Growth and Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth and Income Portfolio	$47	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$483,318,730
# of Portfolio Holdings	55
Portfolio Turnover Rate	26%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.17%
Consumer Discretionary	6.70%
Consumer Staples	3.50%
Energy	6.96%
Financials	28.05%
Health Care	10.64%
Industrials	16.13%
Information Technology	13.91%
Materials	3.12%
Real Estate	3.01%
Utilities	3.91%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-17-VC

08/25

Class VC

Lord Abbett Growth Opportunities Portfolio

Semi-Annual Shareholder Report

June 30, 2025

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Opportunities Portfolio	$59	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$83,026,248
# of Portfolio Holdings	69
Portfolio Turnover Rate	92%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.08%
Consumer Discretionary	17.86%
Consumer Staples	2.40%
Energy	1.13%
Financials	12.80%
Health Care	9.91%
Industrials	19.04%
Information Technology	24.15%
Repurchase Agreements	1.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-1400-VC

08/25

Class VC

Lord Abbett Mid Cap Stock Portfolio

Semi-Annual Shareholder Report

June 30, 2025

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Stock Portfolio	$56	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$233,620,780
# of Portfolio Holdings	57
Portfolio Turnover Rate	29%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.11%
Consumer Staples	4.84%
Energy	5.50%
Financials	23.50%
Health Care	8.86%
Industrials	21.00%
Information Technology	15.84%
Materials	3.29%
Real Estate	3.04%
Utilities	7.33%
Repurchase Agreements	1.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-269-VC

08/25

Class VC

Lord Abbett Short Duration Income Portfolio

Semi-Annual Shareholder Report

June 30, 2025

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Portfolio	$41	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$138,737,926
# of Portfolio Holdings	797
Portfolio Turnover Rate	75%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.29%
Convertible Bonds	0.09%
Corporate Bonds	58.72%
Floating Rate Loans	4.24%
Foreign Government Obligations	1.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.04%
Government Sponsored Enterprises Pass-Throughs	4.42%
Municipal Bonds	0.14%
Non-Agency Commercial Mortgage-Backed Securities	6.96%
U.S. Treasury Obligations	2.84%
Repurchase Agreements	0.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-3384-VC

08/25

Class VC

Lord Abbett Total Return Portfolio

Semi-Annual Shareholder Report

June 30, 2025

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Portfolio	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$639,873,926
# of Portfolio Holdings	542
Portfolio Turnover Rate	215%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.29%
Corporate Bonds	39.07%
Floating Rate Loans	2.15%
Foreign Government Obligations	0.37%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.60%
Government Sponsored Enterprises Pass-Throughs	23.38%
Non-Agency Commercial Mortgage-Backed Securities	8.16%
U.S. Treasury Obligations	11.26%
Repurchase Agreements	0.72%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-1454-VC

08/25

Item 1(b): Not applicable.

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Bond Debenture Portfolio

For the six-month period ended June 30, 2025

1	Schedule of Investments (Item 7)

42	Statement of Assets and Liabilities (Item 7)

43	Statement of Operations (Item 7)

44	Statements of Changes in Net Assets (Item 7)

46	Financial Highlights (Item 7)

48	Notes to Financial Statements (Item 7)

65	Changes in and Disagreements with Accountants (Item 8)

65	Proxy Disclosures (Item 9)

65	Remuneration Paid to Directors, Officers, and Others (Item 10)

65	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 110.04%

ASSET-BACKED SECURITIES 1.67%

Automobiles 0.03%
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%		7/15/2027	$364,794	$364,541

Credit Card 0.14%
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	1,600,000	1,600,993

Other 1.50%
Arbor Realty Collateralized Loan Obligation Ltd. Series 2025-BTR1 Class A†	6.225% (1 mo. USD Term SOFR + 1.93%	)#	1/20/2041	770,000	771,396
Bojangles Issuer LLC Series 2024-1A Class A2†	6.584%		11/20/2054	1,240,000	1,266,889
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	1,455,000	1,465,085
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	1,055,000	1,066,558
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	1,275,000	1,289,527
Driven Brands Funding LLC Series 2020-2A Class A2†	3.237%		1/20/2051	453,122	433,606
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054	694,750	720,208
Hardee’s Funding LLC Series 2024-1A Class A2†	7.253%		3/20/2054	340,688	352,149
Jersey Mike’s Funding LLC Series 2024-1A Class A2†	5.636%		2/15/2055	922,688	939,958
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	713,984	725,315
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	1,175,000	1,182,721
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	1,134,157	1,114,004
Sotheby’s Artfi Master Trust Series 2024-1A Class A2†	5.819% (3 mo. USD Term SOFR + 1.50%	)#	12/22/2031	1,356,000	1,357,538
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	416,478	432,851
Subway Funding LLC Series 2024-1A Class A23†	6.505%		7/30/2054	646,750	665,289
Subway Funding LLC Series 2024-3A Class A23†	5.914%		7/30/2054	731,325	726,136
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	1,029,654	1,031,793

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Wingstop Funding LLC Series 2024-1A Class A2†	5.858%	12/5/2054	$970,000	$990,192
Zaxbys Funding LLC Series 2024-1A Class A2I†	6.594%	4/30/2054	491,288	502,466
Total				17,033,681
Total Asset-Backed Securities (cost $18,732,267)				18,999,215

			Shares

COMMON STOCKS 4.79%

Aerospace & Defense 0.11%
General Electric Co.			2,372	610,529
Rolls-Royce Holdings PLC(a)			47,606	630,906
Total				1,241,435

Automobiles 0.11%
BYD Co. Ltd. Class H(a)			78,000	1,214,462

Banks 0.13%
Citigroup, Inc.			10,721	912,571
NU Holdings Ltd. Class A (Brazil)*(b)			43,044	590,564
Total				1,503,135

Beverages 0.11%
Celsius Holdings, Inc.*			26,306	1,220,335

Biotechnology 0.10%
Bridgebio Pharma, Inc.*			25,519	1,101,910

Broadline Retail 0.21%
Coupang, Inc.*			42,503	1,273,390
Ollie’s Bargain Outlet Holdings, Inc.*			8,756	1,153,866
Total				2,427,256

Building Products 0.05%
Builders FirstSource, Inc.*			5,000	583,450

Capital Markets 0.46%
3i Group PLC(a)			21,219	1,200,830
Cboe Global Markets, Inc.			5,011	1,168,615
Coinbase Global, Inc. Class A*			2,622	918,985
Robinhood Markets, Inc. Class A*			14,532	1,360,631
SEI Investments Co.			6,255	562,074
Total				5,211,135

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Shares	Fair Value
Chemicals 0.02%
Yara International ASA(a)	5,765	$212,744

Construction & Engineering 0.43%
API Group Corp.*	22,512	1,149,238
Argan, Inc.	5,352	1,180,009
Construction Partners, Inc. Class A*	12,526	1,331,263
Quanta Services, Inc.	3,157	1,193,598
Total		4,854,108

Consumer Finance 0.13%
SoFi Technologies, Inc.*	80,195	1,460,351

Consumer Staples Distribution & Retail 0.05%
Casey’s General Stores, Inc.	1,125	574,054

Electric: Utilities 0.01%
Frontera Generation Holdings LLC*	9,472	80,512

Electronic Equipment, Instruments & Components 0.28%
Amphenol Corp. Class A	11,757	1,161,003
Badger Meter, Inc.	3,503	858,060
Celestica, Inc. (Canada)*(b)	7,271	1,135,076
Total		3,154,139

Energy Equipment & Services 0.05%
TechnipFMC PLC (United Kingdom)(b)	16,286	560,890

Entertainment 0.53%
NetEase, Inc.(a)	50,100	1,350,163
Netflix, Inc.*	892	1,194,504
Sea Ltd. ADR*	7,226	1,155,727
Spotify Technology SA (Sweden)*(b)	1,509	1,157,916
Take-Two Interactive Software, Inc.*	4,999	1,214,007
Total		6,072,317

Ground Transportation 0.08%
Uber Technologies, Inc.*	9,983	931,414

Health Care Equipment & Supplies 0.10%
BioMerieux(a)	8,518	1,178,182

Hotels, Restaurants & Leisure 0.21%
DoorDash, Inc. Class A*	5,011	1,235,262
Dutch Bros, Inc. Class A*	16,473	1,126,259
Total		2,361,521

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Shares	Fair Value
Independent Power and Renewable Electricity Producers 0.10%
Talen Energy Corp.*	4,046	$1,176,456

Information Technology Services 0.17%
Cloudflare, Inc. Class A*	3,162	619,214
Shopify, Inc. Class A (Canada)*(b)	10,997	1,268,504
Total		1,887,718

Interactive Media & Services 0.10%
Tencent Holdings Ltd.(a)	17,700	1,140,510

Life Sciences Tools & Services 0.10%
Eurofins Scientific SE(a)	16,542	1,178,871

Metals & Mining 0.14%
Carpenter Technology Corp.	2,127	587,860
Fresnillo PLC(a)	50,026	994,360
Total		1,582,220

Miscellaneous Financials 0.02%
Utex Industries*	8,205	254,355

Oil, Gas & Consumable Fuels 0.30%
Cheniere Energy, Inc.	5,503	1,340,091
Imperial Oil Ltd.(a)	11,300	897,693
Range Resources Corp.	30,402	1,236,449
Total		3,474,233

Personal Care Products 0.05%
Gibson Brands Private Equity*	9,315	597,711

Semiconductors & Semiconductor Equipment 0.31%
Astera Labs, Inc.*	12,278	1,110,177
Broadcom, Inc.	4,238	1,168,205
KLA Corp.	1,340	1,200,291
Total		3,478,673

Software 0.21%
Microsoft Corp.	1,374	683,442
Palantir Technologies, Inc. Class A*	8,747	1,192,391
Rubrik, Inc. Class A*	6,253	560,206
Total		2,436,039

Specialty Retail 0.00%
Claire’s Holdings LLC*	1,067	160

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments			Shares	Fair Value
Technology Hardware, Storage & Peripherals 0.11%
Xiaomi Corp. Class B†*(a)			162,800	$1,253,191

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*			2,356	116,622
Total Common Stocks (cost $50,547,953)				54,520,109

	Interest Rate	Maturity Date	Principal Amount‡

CORPORATE BONDS 75.78%

Aerospace/Defense 1.97%
BAE Systems PLC (United Kingdom)†(b)	5.25%	3/26/2031	$1,095,000	1,132,304
Boeing Co.	5.15%	5/1/2030	1,000,000	1,018,562
Boeing Co.	5.805%	5/1/2050	1,810,000	1,737,461
Boeing Co.	6.528%	5/1/2034	2,726,000	2,963,662
Bombardier, Inc. (Canada)†(b)	7.50%	2/1/2029	1,112,000	1,168,399
Czechoslovak Group AS (Czechia)†(b)(c)	6.50%	1/10/2031	854,000	862,492
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(b)	7.50%	2/15/2032	2,453,000	2,485,836
HEICO Corp.	5.35%	8/1/2033	1,237,000	1,266,766
Spirit AeroSystems, Inc.	4.60%	6/15/2028	1,781,000	1,752,006
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	984,000	1,045,265
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	1,237,000	1,365,773
TransDigm, Inc.	4.625%	1/15/2029	2,887,000	2,834,783
TransDigm, Inc.†	6.00%	1/15/2033	1,123,000	1,129,826
TransDigm, Inc.†	6.875%	12/15/2030	1,632,000	1,694,510
Total				22,457,645

Agriculture 0.88%
BAT Capital Corp.	7.75%	10/19/2032	1,051,000	1,216,969
Imperial Brands Finance PLC (United Kingdom)†(b)(c)	5.625%	7/1/2035	866,000	869,262
Japan Tobacco, Inc. (Japan)†(b)	5.85%	6/15/2035	1,026,000	1,073,296
JT International Financial Services BV (Netherlands)†(b)	6.875%	10/24/2032	1,273,000	1,411,200
Philip Morris International, Inc.	4.875%	4/30/2035	1,725,000	1,702,568
Viterra Finance BV (Netherlands)†(b)	2.00%	4/21/2026	1,082,000	1,059,195
Viterra Finance BV (Netherlands)†(b)	3.20%	4/21/2031	1,518,000	1,396,822
Viterra Finance BV (Netherlands)†(b)	5.25%	4/21/2032	1,306,000	1,330,096
Total				10,059,408

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Airlines 1.96%
Alaska Airlines Pass-Through Trust Class A†	4.80%	2/15/2029	$1,286,739	$1,288,870
American Airlines Pass-Through Trust Class AA	3.00%	4/15/2030	521,710	494,237
American Airlines, Inc.†	7.25%	2/15/2028	1,188,000	1,214,046
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	6,751,487	6,749,784
AS Mileage Plan IP Ltd. (Cayman Islands)†(b)	5.308%	10/20/2031	1,756,000	1,728,659
British Airways Pass-Through Trust Class AA (United Kingdom)†(b)	3.30%	6/15/2034	576,620	536,958
British Airways Pass-Through Trust Class A (United Kingdom)†(b)	4.25%	5/15/2034	431,393	414,648
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	1,446,135	1,450,169
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	1,858,000	1,808,775
JetBlue Pass-Through Trust Class A	2.95%	11/15/2029	752,877	692,334
JetBlue Pass-Through Trust Class B	8.00%	5/15/2029	682,815	692,466
United Airlines Pass-Through Trust Class AA	5.45%	8/15/2038	2,278,002	2,306,894
United Airlines Pass-Through Trust Class A	5.80%	7/15/2037	1,287,763	1,318,119
United Airlines Pass-Through Trust Class A	5.875%	4/15/2029	926,960	946,689
United Airlines, Inc.†	4.625%	4/15/2029	696,000	676,063
Total				22,318,711

Auto Manufacturers 1.05%
Allison Transmission, Inc.†	3.75%	1/30/2031	1,261,000	1,156,597
Aston Martin Capital Holdings Ltd. (United Kingdom)†(b)	10.00%	3/31/2029	1,667,000	1,580,314
Ford Motor Credit Co. LLC	3.625%	6/17/2031	677,000	596,196
Ford Motor Credit Co. LLC	6.125%	3/8/2034	1,187,000	1,156,051
General Motors Financial Co., Inc.	5.45%	9/6/2034	2,108,000	2,067,437
Jaguar Land Rover Automotive PLC (United Kingdom)†(b)	5.875%	1/15/2028	950,000	954,901
Nissan Motor Acceptance Co. LLC†	5.30%	9/13/2027	255,000	251,603
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028	404,000	413,068
Nissan Motor Co. Ltd. (Japan)†(b)	4.345%	9/17/2027	798,000	766,634
Nissan Motor Co. Ltd. (Japan)†(b)	4.81%	9/17/2030	3,242,000	2,976,482
Total				11,919,283

Auto Parts & Equipment 0.77%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%	5/15/2028	1,057,000	1,085,891
Goodyear Tire & Rubber Co.	6.625%	7/15/2030	900,000	918,712
Tenneco, Inc.†	8.00%	11/17/2028	1,704,000	1,686,904
ZF North America Capital, Inc.†	6.75%	4/23/2030	1,158,000	1,113,497
ZF North America Capital, Inc.†	6.875%	4/14/2028	1,064,000	1,068,202
ZF North America Capital, Inc.†	7.125%	4/14/2030	2,982,000	2,919,079
Total				8,792,285

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks 6.08%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037		$1,600,000	$1,407,797
AIB Group PLC (Ireland)†(b)	5.32% (SOFR + 1.65%	)#	5/15/2031		337,000	343,025
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(b)	5.50% (5 yr. CMT + 4.55%	)	10/26/2031		2,645,000	0	(d)
ANZ Bank New Zealand Ltd. (New Zealand)†(b)	5.898% (5 yr. CMT + 1.50%	)#	7/10/2034		935,000	960,827
Associated Banc-Corp.	6.455% (SOFR + 3.03%	)#	8/29/2030		1,128,000	1,159,652
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	6.742%		12/8/2032		2,525,000	2,753,142
Banco Santander SA (Spain)(b)	8.00% (5 yr. CMT + 3.91%	)#	–	(e)	600,000	635,324
Bancolombia SA (Colombia)(b)	8.625% (5 yr. CMT + 4.32%	)#	12/24/2034		991,000	1,042,705
Bank OZK	2.75% (3 mo. USD Term SOFR + 2.09%	)#	10/1/2031		2,182,000	1,963,800
BankUnited, Inc.	4.875%		11/17/2025		1,178,000	1,177,034
Barclays PLC (United Kingdom)(b)	7.625% (5 yr. USD SOFR ICE Swap + 3.69%	)#	–	(e)	1,152,000	1,159,826
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039		1,126,000	1,164,643
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.45% (5 yr. CMT + 4.66%	)#	6/29/2038		1,110,000	1,174,721
CaixaBank SA (Spain)†(b)	6.208% (SOFR + 2.70%	)#	1/18/2029		2,569,000	2,670,773
Citigroup, Inc.	6.95% (5 yr. CMT + 2.73%	)#	–	(e)	1,890,000	1,935,018
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030		1,088,000	1,127,125
Credit Agricole SA (France)†(b)	4.75% (5 yr. CMT + 3.24%	)#	–	(e)	3,166,000	2,965,581
Deutsche Bank AG	4.875% (5 yr. USD ICE Swap + 2.55%	)#	12/1/2032		1,180,000	1,167,554
Deutsche Bank AG	6.72% (SOFR + 3.18%	)#	1/18/2029		2,168,000	2,277,943
Deutsche Bank AG	7.079% (SOFR + 3.65%	)#	2/10/2034		3,219,000	3,432,737

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Fifth Third Bancorp	4.895% (SOFR + 1.49%	)#	9/6/2030		$941,000	$951,740
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%	)#	3/12/2040		1,278,000	1,274,860
First Horizon Corp.	5.514% (SOFR + 1.77%	)#	3/7/2031		886,000	898,971
First Republic Bank	4.375%		8/1/2046		1,248,000	4,680
First Republic Bank	4.625%		2/13/2047		500,000	1,875
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		2,543,000	2,640,804
FNB Corp.	5.722% (SOFR + 1.93%	)#	12/11/2030		1,326,000	1,333,936
Freedom Mortgage Corp.†	12.00%		10/1/2028		1,007,000	1,083,591
Freedom Mortgage Corp.†	12.25%		10/1/2030		402,000	446,095
Goldman Sachs Group, Inc.	6.85% (5 yr. CMT + 2.46%	)#	–	(e)	1,170,000	1,210,351
Home BancShares, Inc.	3.125% (3 mo. USD Term SOFR + 1.82%	)#	1/30/2032		1,058,000	943,842
HSBC Holdings PLC (United Kingdom)(b)	6.95% (5 yr. CMT + 3.19%	)#	–	(e)	1,139,000	1,147,880
Huntington Bancshares, Inc.	6.141% (5 yr. CMT + 1.70%	)#	11/18/2039		1,615,000	1,648,296
KeyBank NA	3.90%		4/13/2029		1,946,000	1,880,146
Macquarie Bank Ltd. (United Kingdom)(b)	6.125% (5 yr. USD Swap + 3.70%	)#	–	(e)	501,000	503,756
NatWest Group PLC (United Kingdom)(b)	8.125% (5 yr. CMT + 3.75%	)#	–	(e)	1,159,000	1,253,057
Nordea Bank Abp (Finland)†(b)(f)	6.30% (5 yr. CMT + 2.66%	)#	–	(e)	677,000	661,118
PNC Financial Services Group, Inc.	3.40% (5 yr. CMT + 2.60%	)#	–	(e)	1,256,000	1,216,116
Regions Financial Corp.	5.502% (SOFR + 2.06%	)#	9/6/2035		941,000	943,771
Societe Generale SA (France)†(b)	6.066% (1 yr. CMT + 2.10%	)#	1/19/2035		1,095,000	1,128,388
South State Bank NA	8.375% (3 mo. USD Term SOFR + 4.61%	)#	8/15/2034		1,334,000	1,370,685
Standard Chartered PLC (United Kingdom)†(b)(f)	6.097% (1 yr. CMT + 2.10%	)#	1/11/2035		1,470,000	1,548,673
State Street Corp.	6.45% (5 yr. CMT + 2.14%	)#	–	(e)	1,341,000	1,367,691

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)(b)	6.60% (5 yr. CMT + 2.28%	)#	–	(e)	$669,000	$672,178
Synovus Financial Corp.	6.168% (SOFR + 2.35%	)#	11/1/2030		935,000	959,488
UBS Group AG (Switzerland)†(b)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%	)#	–	(e)	1,261,000	1,257,572
UBS Group AG (Switzerland)†(b)	9.25% (5 yr. CMT + 4.75%	)#	–	(e)	1,209,000	1,322,615
UBS Group AG (Switzerland)†(b)	9.25% (5 yr. CMT + 4.76%	)#	–	(e)	802,000	929,447
UniCredit SpA (Italy)†(b)	7.296% (5 yr. USD ICE Swap + 4.91%	)#	4/2/2034		2,274,000	2,406,136
Webster Financial Corp.	4.10%		3/25/2029		1,622,000	1,583,057
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		3,026,000	2,819,839
Zions Bancorp NA	6.816% (SOFR + 2.83%	)#	11/19/2035		1,140,000	1,185,521
Total						69,115,402

Beverages 0.30%
Bacardi Ltd.†	4.70%		5/15/2028		1,331,000	1,336,092
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029		898,000	911,097
Coca-Cola Femsa SAB de CV (Mexico)(b)	5.10%		5/6/2035		1,188,000	1,182,642
Total						3,429,831

Biotechnology 0.15%
Royalty Pharma PLC	5.40%		9/2/2034		1,702,000	1,725,319

Building Materials 1.32%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		1,468,000	678,203
Amrize Finance U.S. LLC†	5.40%		4/7/2035		659,000	668,956
Builders FirstSource, Inc.†	4.25%		2/1/2032		1,275,000	1,182,135
Builders FirstSource, Inc.†	6.375%		6/15/2032		1,079,000	1,109,723
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030		3,301,000	3,378,316
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031		1,145,000	1,185,945
Griffon Corp.	5.75%		3/1/2028		819,000	819,421
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030		1,800,000	1,715,608
Quikrete Holdings, Inc.†	6.375%		3/1/2032		1,671,000	1,719,367
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		1,740,000	1,736,843
Standard Industries, Inc.†	4.375%		7/15/2030		891,000	844,193
Total						15,038,710

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Chemicals 1.43%
ASP Unifrax Holdings, Inc.†	7.10%	9/30/2029		$2,266,888	$1,042,768
ASP Unifrax Holdings, Inc.†	11.175%	9/30/2029		2,380,205	2,182,797
Cabot Corp.	5.00%	6/30/2032		1,611,000	1,610,924
Celanese U.S. Holdings LLC	6.415%	7/15/2027		1,496,000	1,550,228
Celanese U.S. Holdings LLC(f)	6.75%	4/15/2033		1,153,000	1,165,909
Ma’aden Sukuk Ltd. (Cayman Islands)†(b)	5.50%	2/13/2035		696,000	710,231
Olin Corp.	5.00%	2/1/2030		1,347,000	1,300,746
Olympus Water U.S. Holding Corp.†	4.25%	10/1/2028		1,206,000	1,147,650
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031		1,429,000	1,458,780
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028		1,141,000	1,112,377
SK Invictus Intermediate II SARL (Luxembourg)†(b)	5.00%	10/30/2029		1,575,000	1,526,338
Syensqo Finance America LLC†	5.65%	6/4/2029		1,429,000	1,483,199
Total					16,291,947

Coal 0.23%
SunCoke Energy, Inc.†	4.875%	6/30/2029		1,912,000	1,781,100
Warrior Met Coal, Inc.†	7.875%	12/1/2028		849,000	866,939
Total					2,648,039

Commercial Services 3.45%
Albion Financing 1 SARL/Aggreko Holdings, Inc.†	5.375%	5/21/2030	EUR	164,000	197,802
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(b)	7.00%	5/21/2030		$1,256,000	1,284,922
Allied Universal Holdco LLC†	7.875%	2/15/2031		1,947,000	2,035,748
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(f)	6.00%	6/1/2029		1,823,000	1,774,655
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%	6/15/2030		1,545,000	1,567,409
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL†	4.625%	6/1/2028		1,262,000	1,225,777
Ashtead Capital, Inc.†	4.25%	11/1/2029		698,000	683,838
Ashtead Capital, Inc.†	5.50%	8/11/2032		892,000	903,968
Ashtead Capital, Inc.†	5.80%	4/15/2034		486,000	497,656
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	8.375%	6/15/2032		3,376,000	3,534,331
Block, Inc.	6.50%	5/15/2032		1,949,000	2,012,105
Brink’s Co.†	4.625%	10/15/2027		762,000	757,693
CoreCivic, Inc.	8.25%	4/15/2029		1,204,000	1,277,462
EquipmentShare.com, Inc.†	8.625%	5/15/2032		1,109,000	1,179,909
EquipmentShare.com, Inc.†	9.00%	5/15/2028		2,756,000	2,914,966

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Garda World Security Corp. (Canada)†(b)	7.75%	2/15/2028	$717,000	$742,344
GEO Group, Inc.	8.625%	4/15/2029	2,243,000	2,376,133
GXO Logistics, Inc.	2.65%	7/15/2031	1,389,000	1,209,433
GXO Logistics, Inc.	6.25%	5/6/2029	1,090,000	1,138,518
Herc Holdings, Inc.†	7.25%	6/15/2033	1,016,000	1,065,227
Hertz Corp.†(g)	Zero Coupon	10/15/2024	987,000	74,025
Hertz Corp.†	Zero Coupon	1/15/2028	1,887,000	443,445
Hertz Corp.†	12.625%	7/15/2029	2,643,000	2,766,992
ITR Concession Co. LLC†	5.183%	7/15/2035	785,000	776,728
J Paul Getty Trust	4.905%	4/1/2035	1,199,000	1,207,343
Quanta Services, Inc.	5.25%	8/9/2034	1,689,000	1,710,758
Rentokil Terminix Funding LLC†	5.625%	4/28/2035	1,440,000	1,461,085
Rollins, Inc.	5.25%	2/24/2035	1,681,000	1,688,036
Sotheby’s†	7.375%	10/15/2027	752,000	747,103
Total				39,255,411

Computers 0.92%
CACI International, Inc.†	6.375%	6/15/2033	988,000	1,020,800
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	4,608,000	4,362,584
Gartner, Inc.†	3.625%	6/15/2029	1,796,000	1,708,910
NCR Atleos Corp.†	9.50%	4/1/2029	1,485,000	1,627,750
NetApp, Inc.	2.70%	6/22/2030	518,000	473,534
Western Digital Corp.	3.10%	2/1/2032	1,421,000	1,258,241
Total				10,451,819

Cosmetics/Personal Care 0.38%
Opal Bidco SAS (France)†(b)	6.50%	3/31/2032	1,593,000	1,626,872
Perrigo Finance Unlimited Co. (Ireland)(b)	4.90%	6/15/2030	1,197,000	1,177,757
Perrigo Finance Unlimited Co. (Ireland)(b)	6.125%	9/30/2032	1,489,000	1,504,278
Total				4,308,907

Distribution/Wholesale 0.42%
American Builders & Contractors Supply Co., Inc.†	4.00%	1/15/2028	1,214,000	1,188,222
LKQ Corp.	6.25%	6/15/2033	1,344,000	1,418,353
Marubeni Corp. (Japan)†(b)	5.383%	4/1/2035	1,079,000	1,094,633
Windsor Holdings III LLC†	8.50%	6/15/2030	1,042,000	1,117,938
Total				4,819,146

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Diversified Financial Services 4.34%
AG Issuer LLC†	6.25%		3/1/2028		$1,220,000	$1,220,998
Aircastle Ltd.†	6.50%		7/18/2028		1,132,000	1,182,383
Ally Financial, Inc.	6.70%		2/14/2033		2,277,000	2,373,758
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030		1,346,000	1,360,843
Capital One Financial Corp.(f)	5.50% (3 mo. USD Term SOFR + 3.34%	)#	–	(e)	1,166,000	1,153,931
Coinbase Global, Inc.†	3.375%		10/1/2028		3,207,000	3,009,048
Coinbase Global, Inc.†	3.625%		10/1/2031		1,249,000	1,113,092
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031		1,794,000	1,851,466
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029		1,689,000	1,755,589
GGAM Finance Ltd. (Ireland)†(b)	8.00%		6/15/2028		2,161,000	2,287,395
ILFC E-Capital Trust I†	6.43%	#(h)	12/21/2065		1,806,000	1,514,582
ILFC E-Capital Trust II†	6.68%	#(h)	12/21/2065		836,000	714,328
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029		896,000	869,915
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033		2,010,000	2,067,950
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031		1,531,000	1,611,962
LPL Holdings, Inc.†	4.00%		3/15/2029		1,077,000	1,046,500
LPL Holdings, Inc.	5.75%		6/15/2035		880,000	890,667
LPL Holdings, Inc.	6.00%		5/20/2034		1,574,000	1,628,468
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	6.50%		3/26/2031		2,152,000	2,279,160
Navient Corp.	5.50%		3/15/2029		816,000	799,738
Navient Corp.	6.75%		6/15/2026		1,077,000	1,090,691
Navient Corp.	7.875%		6/15/2032		1,437,000	1,496,275
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		1,377,000	1,178,983
OneMain Finance Corp.	7.50%		5/15/2031		1,623,000	1,696,955
PennyMac Financial Services, Inc.†	5.75%		9/15/2031		440,000	431,765
PennyMac Financial Services, Inc.†	6.875%		5/15/2032		2,055,000	2,102,460
PennyMac Financial Services, Inc.†	7.125%		11/15/2030		1,138,000	1,180,140
PennyMac Financial Services, Inc.†	7.875%		12/15/2029		1,190,000	1,264,498
Rocket Cos., Inc.†	6.375%		8/1/2033		1,701,000	1,742,590
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	4.00%		10/15/2033		1,942,000	1,738,786
Synchrony Financial	5.935% (SOFR + 2.13%	)#	8/2/2030		532,000	546,998
Synchrony Financial	7.25%		2/2/2033		2,687,000	2,812,796
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031		1,306,000	1,371,482
Total						49,386,192

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Electric 3.99%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055		$1,226,000	$1,265,354
AES Panama Generation Holdings SRL (Panama)(b)	4.375%		5/31/2030		1,240,965	1,137,084
Alpha Generation LLC†	6.75%		10/15/2032		1,132,000	1,167,669
Calpine Corp.†	4.625%		2/1/2029		3,814,000	3,769,351
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035		959,000	990,130
Cleveland Electric Illuminating Co.†	3.50%		4/1/2028		1,118,000	1,087,977
Constellation Energy Generation LLC	5.60%		6/15/2042		1,031,000	1,004,226
Constellation Energy Generation LLC	5.80%		3/1/2033		1,390,000	1,470,684
Constellation Energy Generation LLC	6.25%		10/1/2039		2,067,000	2,208,829
DPL, Inc.	4.35%		4/15/2029		1,459,000	1,414,662
Evergy, Inc.	6.65% (5 yr. CMT + 2.56%	)#	6/1/2055		1,690,000	1,719,971
Idaho Power Co.	5.20%		8/15/2034		1,113,000	1,135,538
Idaho Power Co.	5.70%		3/15/2055		1,315,000	1,292,570
Lightning Power LLC†	7.25%		8/15/2032		2,754,000	2,900,239
Minejesa Capital BV (Netherlands)†(b)	4.625%		8/10/2030		1,223,570	1,209,583
NRG Energy, Inc.†	7.00%		3/15/2033		1,501,000	1,648,984
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(e)	2,111,000	2,345,472
Pacific Gas & Electric Co.	6.15%		1/15/2033		1,631,000	1,680,862
Palomino Funding Trust I†	7.233%		5/17/2028		2,239,000	2,366,416
Pike Corp.†	5.50%		9/1/2028		1,613,000	1,613,067
Pike Corp.†	8.625%		1/31/2031		792,000	862,353
Puget Energy, Inc.	4.10%		6/15/2030		1,000,000	966,452
Sempra	6.40% (5 yr. CMT + 2.63%	)#	10/1/2054		1,411,000	1,343,027
Talen Energy Supply LLC†	8.625%		6/1/2030		1,237,000	1,326,474
Tampa Electric Co.	5.15%		3/1/2035		2,194,000	2,205,401
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(e)	1,135,000	1,149,390
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%	)#	–	(e)	384,000	418,325
Vistra Operations Co. LLC†	4.375%		5/1/2029		3,748,000	3,655,418
Total						45,355,508

Electronics 0.36%
Allegion U.S. Holding Co., Inc.	5.60%		5/29/2034		709,000	728,742
Flex Ltd.	5.25%		1/15/2032		942,000	952,838

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)
June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Electronics (continued)
Imola Merger Corp.†	4.75%	5/15/2029		$886,000	$855,989
Trimble, Inc.	6.10%	3/15/2033		1,426,000	1,515,523
Total					4,053,092

Energy-Alternate Sources 0.20%
Topaz Solar Farms LLC†	5.75%	9/30/2039		2,284,031	2,244,243

Engineering & Construction 0.85%
Fluor Corp.	4.25%	9/15/2028		1,340,000	1,317,927
Heathrow Finance PLC	6.625%	3/1/2031	GBP	2,196,000	3,003,464
Jacobs Engineering Group, Inc.	5.90%	3/1/2033		$1,087,000	1,131,722
Jacobs Engineering Group, Inc.	6.35%	8/18/2028		845,000	888,302
MasTec, Inc.†	4.50%	8/15/2028		1,146,000	1,131,060
MasTec, Inc.	5.90%	6/15/2029		1,047,000	1,083,803
TAV Havalimanlari Holding AS (Turkey)†(b)	8.50%	12/7/2028		1,080,000	1,127,305
Total					9,683,583

Entertainment 1.36%
Boyne USA, Inc.†	4.75%	5/15/2029		1,174,000	1,139,916
Caesars Entertainment, Inc.†(f)	4.625%	10/15/2029		1,956,000	1,868,332
Caesars Entertainment, Inc.†	7.00%	2/15/2030		1,549,000	1,605,085
Churchill Downs, Inc.†	4.75%	1/15/2028		1,787,000	1,765,081
Churchill Downs, Inc.†	5.50%	4/1/2027		1,116,000	1,114,547
Flutter Treasury DAC (Ireland)†(b)	6.375%	4/29/2029		843,000	868,857
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		1,984,000	1,912,361
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029		2,000,000	1,773,236
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		2,394,000	2,341,361
WMG Acquisition Corp.†	3.75%	12/1/2029		1,209,000	1,134,247
Total					15,523,023

Environmental Control 0.15%
Madison IAQ LLC†	5.875%	6/30/2029		1,718,000	1,691,198

Food 1.76%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		2,486,000	2,357,896
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%	3/15/2033		687,000	708,837
Alicorp SAA†	7.40%	6/16/2032	PEN	4,397,000	1,259,497
Fiesta Purchaser, Inc.†	7.875%	3/1/2031		$692,000	735,108

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Food (continued)
Gruma SAB de CV (Mexico)†(b)	5.39%		12/9/2034	$1,154,000	$1,161,613
Grupo Nutresa SA (Colombia)†(b)	9.00%		5/12/2035	1,082,000	1,170,158
Lamb Weston Holdings, Inc.†	4.125%		1/31/2030	1,505,000	1,436,773
Mars, Inc.†	5.20%		3/1/2035	1,124,000	1,138,028
Mars, Inc.†	5.70%		5/1/2055	1,701,000	1,698,058
McCormick & Co., Inc.	4.95%		4/15/2033	934,000	943,711
Performance Food Group, Inc.†	6.125%		9/15/2032	1,790,000	1,833,289
Post Holdings, Inc.†	4.50%		9/15/2031	1,190,000	1,105,622
Post Holdings, Inc.†	4.625%		4/15/2030	1,218,000	1,172,038
Smithfield Foods, Inc.†	5.20%		4/1/2029	2,021,000	2,035,276
U.S. Foods, Inc.†	4.75%		2/15/2029	1,241,000	1,220,407
Total					19,976,311

Forest Products & Paper 0.15%
LD Celulose International GmbH (Austria)†(b)	7.95%		1/26/2032	523,000	550,784
Mercer International, Inc. (Canada)†(b)	12.875%		10/1/2028	1,167,000	1,185,105
Total					1,735,889

Gas 0.39%
National Fuel Gas Co.	5.50%		3/15/2030	1,127,000	1,158,903
NiSource, Inc.	6.375% (5 yr. CMT + 2.53%	)#	3/31/2055	1,129,000	1,138,204
Snam SpA (Italy)†(b)	5.75%		5/28/2035	637,000	651,102
Snam SpA (Italy)†(b)	6.50%		5/28/2055	446,000	463,921
Southwest Gas Corp.	4.05%		3/15/2032	1,055,000	1,002,593
Total					4,414,723

Health Care-Products 0.76%
Bausch & Lomb Corp. (Canada)†(b)	8.375%		10/1/2028	1,066,000	1,113,970
Medline Borrower LP†	3.875%		4/1/2029	2,399,000	2,302,887
Medline Borrower LP†	5.25%		10/1/2029	2,954,000	2,933,129
Solventum Corp.	5.45%		3/13/2031	1,167,000	1,212,284
Solventum Corp.	5.60%		3/23/2034	1,012,000	1,041,933
Total					8,604,203

Health Care-Services 1.46%
CHS/Community Health Systems, Inc.†	4.75%		2/15/2031	2,561,000	2,191,518
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030	3,148,000	2,794,472
Concentra Health Services, Inc.†	6.875%		7/15/2032	578,000	599,163
DaVita, Inc.†	4.625%		6/1/2030	2,469,000	2,367,269
HCA, Inc.	5.50%		6/1/2033	1,121,000	1,148,174

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)
June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Health Care-Services (continued)
HCA, Inc.	5.75%		3/1/2035		$1,101,000	$1,132,838
LifePoint Health, Inc.†	11.00%		10/15/2030		996,000	1,100,028
Molina Healthcare, Inc.†	3.875%		11/15/2030		1,975,000	1,838,251
Molina Healthcare, Inc.†	3.875%		5/15/2032		1,258,000	1,145,912
Tenet Healthcare Corp.	6.75%		5/15/2031		1,057,000	1,094,237
Universal Health Services, Inc.	5.05%		10/15/2034		1,204,000	1,149,676
Total						16,561,538

Holding Companies-Diversified 0.27%
Benteler International AG†(c)	7.25%		6/15/2031	EUR	516,000	628,382
Benteler International AG (Austria)†(b)	10.50%		5/15/2028		$1,000,000	1,053,363
Clue Opco LLC†(f)	9.50%		10/15/2031		869,000	922,079
Stena International SA (Luxembourg)†(b)	7.25%		1/15/2031		445,000	446,768
Total						3,050,592

Home Builders 0.71%
Century Communities, Inc.†	3.875%		8/15/2029		1,468,000	1,361,325
DR Horton, Inc.	4.85%		10/15/2030		1,119,000	1,129,316
Lennar Corp.	5.20%		7/30/2030		1,121,000	1,142,541
LGI Homes, Inc.†	7.00%		11/15/2032		2,412,000	2,298,033
PulteGroup, Inc.	6.375%		5/15/2033		2,005,000	2,152,319
Total						8,083,534

Home Furnishings 0.04%
Leggett & Platt, Inc.	4.40%		3/15/2029		446,000	433,676

Insurance 1.87%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028		2,130,000	2,166,700
Ardonagh Finco Ltd. (United Kingdom)†(b)	7.75%		2/15/2031		952,000	996,019
Ardonagh Group Finance Ltd. (United Kingdom)†(b)	8.875%		2/15/2032		2,036,000	2,144,116
Arthur J Gallagher & Co.	5.15%		2/15/2035		1,812,000	1,813,904
Brown & Brown, Inc.	2.375%		3/15/2031		1,340,000	1,180,458
First American Financial Corp.	5.45%		9/30/2034		541,000	530,240
Global Atlantic Fin Co.†	7.95% (5 yr. CMT + 3.61%	)#	10/15/2054		1,325,000	1,382,741
Hanwha Life Insurance Co. Ltd. (South Korea)†(b)	6.30% (5 yr. CMT + 2.29%	)#	6/24/2055		709,000	731,064
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(b)	7.25%		2/15/2031		1,222,000	1,266,373

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(b)	8.125%		2/15/2032	$1,134,000	$1,185,035
HUB International Ltd.†	7.25%		6/15/2030	1,322,000	1,382,508
HUB International Ltd.†	7.375%		1/31/2032	909,000	951,681
NMI Holdings, Inc.	6.00%		8/15/2029	944,000	969,818
Old Republic International Corp.	5.75%		3/28/2034	1,098,000	1,131,252
Panther Escrow Issuer LLC†	7.125%		6/1/2031	1,069,000	1,111,125
Swiss RE Subordinated Finance PLC (United Kingdom)†(b)	5.698% (3 mo. USD Term SOFR + 1.81%	)#	4/5/2035	1,200,000	1,212,971
Transatlantic Holdings, Inc.	8.00%		11/30/2039	934,000	1,174,259
Total					21,330,264

Internet 0.48%
Meituan (China)†(b)	4.625%		10/2/2029	1,688,000	1,688,770
Rakuten Group, Inc. (Japan)†(b)	9.75%		4/15/2029	813,000	892,815
Tencent Holdings Ltd. (China)†(b)	3.595%		1/19/2028	1,078,000	1,062,948
VeriSign, Inc.	5.25%		6/1/2032	1,769,000	1,803,513
Total					5,448,046

Iron-Steel 0.54%
ATI, Inc.	7.25%		8/15/2030	1,596,000	1,673,794
Commercial Metals Co.	4.375%		3/15/2032	791,000	729,219
Samarco Mineracao SA (Brazil)(b)	9.50%		6/30/2031	2,496,721	2,455,976
U.S. Steel Corp.	6.875%		3/1/2029	1,216,000	1,227,944
Total					6,086,933

Leisure Time 1.49%
Carnival Corp.†	4.00%		8/1/2028	2,100,000	2,056,687
Carnival Corp.†	5.75%		3/1/2027	2,494,000	2,516,151
Carnival Corp.†	5.75%		3/15/2030	1,670,000	1,699,334
Carnival Corp.†	6.00%		5/1/2029	1,528,000	1,544,910
Carnival Corp.†	6.125%		2/15/2033	1,317,000	1,348,314
NCL Corp. Ltd.†	6.75%		2/1/2032	1,717,000	1,755,209
Royal Caribbean Cruises Ltd.†	5.625%		9/30/2031	3,181,000	3,202,421
Royal Caribbean Cruises Ltd.†	6.00%		2/1/2033	1,121,000	1,143,310
Sabre GLBL, Inc.†	8.625%		6/1/2027	478,000	489,654
Viking Cruises Ltd.†	9.125%		7/15/2031	1,060,000	1,142,284
Total					16,898,274

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)
June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Lodging 1.68%
Choice Hotels International, Inc.	5.85%	8/1/2034	$1,659,000	$1,672,988
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029	1,102,000	1,144,160
Hilton Domestic Operating Co., Inc.†	3.625%	2/15/2032	807,000	731,531
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	1,268,000	1,216,322
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	1,153,000	1,148,559
Hilton Domestic Operating Co., Inc.†	5.875%	3/15/2033	1,601,000	1,632,264
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%	1/15/2032	1,343,000	1,364,693
Sands China Ltd. (Macau)(b)	2.85%	3/8/2029	2,826,000	2,600,935
Sands China Ltd. (Macau)(b)	4.375%	6/18/2030	2,240,000	2,142,592
Sands China Ltd. (Macau)(b)	5.40%	8/8/2028	1,442,000	1,453,654
Studio City Finance Ltd. (Hong Kong)(b)	5.00%	1/15/2029	1,863,000	1,710,776
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	1,138,000	1,139,626
Wynn Macau Ltd. (Macau)†(b)	5.50%	10/1/2027	1,193,000	1,190,887
Total				19,148,987

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	921,000	898,804

Machinery-Diversified 0.83%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(b)	9.00%	2/15/2029	1,067,000	1,116,933
nVent Finance SARL (Luxembourg)(b)	2.75%	11/15/2031	1,086,000	945,254
nVent Finance SARL (Luxembourg)(b)	5.65%	5/15/2033	1,794,000	1,828,408
Regal Rexnord Corp.	6.05%	4/15/2028	1,090,000	1,123,544
Regal Rexnord Corp.	6.40%	4/15/2033	2,079,000	2,196,212
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	1,139,000	1,138,959
Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	1,048,000	1,085,573
Total				9,434,883

Media 3.65%
AMC Networks, Inc.	4.25%	2/15/2029	2,379,000	1,908,113
AMC Networks, Inc.†	10.25%	1/15/2029	1,080,000	1,120,500
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	1,940,000	1,880,922
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	1,746,000	1,731,107
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	1,774,000	1,768,746
CSC Holdings LLC†	4.125%	12/1/2030	471,000	332,706
CSC Holdings LLC†	4.625%	12/1/2030	5,975,000	2,783,967
CSC Holdings LLC†	5.375%	2/1/2028	820,000	751,457
CSC Holdings LLC†	5.75%	1/15/2030	2,193,000	1,086,874

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media (continued)
CSC Holdings LLC†	6.50%	2/1/2029	$875,000	$712,237
CSC Holdings LLC†	11.75%	1/31/2029	2,491,000	2,370,886
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	2,837,000	2,829,514
DISH DBS Corp.	5.125%	6/1/2029	2,478,000	1,654,065
DISH Network Corp.†	11.75%	11/15/2027	3,612,000	3,726,125
FactSet Research Systems, Inc.	3.45%	3/1/2032	1,231,000	1,122,855
Gray Media, Inc.†	5.375%	11/15/2031	4,861,000	3,649,135
Gray Media, Inc.†	10.50%	7/15/2029	1,084,000	1,165,381
McGraw-Hill Education, Inc.†	7.375%	9/1/2031	1,119,000	1,168,126
Sinclair Television Group, Inc.†	8.125%	2/15/2033	1,139,000	1,151,627
Sunrise FinCo I BV (Netherlands)†(b)	4.875%	7/15/2031	2,867,000	2,713,257
Univision Communications, Inc.†	4.50%	5/1/2029	1,490,000	1,356,163
Virgin Media Finance PLC (United Kingdom)†(b)	5.00%	7/15/2030	2,518,000	2,303,191
VZ Secured Financing BV (Netherlands)†(b)	5.00%	1/15/2032	2,453,000	2,184,270
Total				41,471,224

Metal Fabricate-Hardware 0.22%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	1,215,000	1,178,062
Vallourec SACA (France)†(b)	7.50%	4/15/2032	1,209,000	1,268,858
Total				2,446,920

Mining 3.03%
Alcoa Nederland Holding BV (Netherlands)†(b)	7.125%	3/15/2031	1,062,000	1,115,289
Anglo American Capital PLC (United Kingdom)†(b)	5.625%	4/1/2030	1,100,000	1,141,771
Anglo American Capital PLC (United Kingdom)†(b)	5.75%	4/5/2034	1,083,000	1,118,915
Aris Mining Corp. (Canada)†(b)	8.00%	10/31/2029	1,456,000	1,486,700
Capstone Copper Corp. (Canada)†(b)	6.75%	3/31/2033	1,737,000	1,779,702
First Quantum Minerals Ltd. (Canada)†(b)	8.00%	3/1/2033	1,229,000	1,262,109
First Quantum Minerals Ltd. (Canada)†(b)	8.625%	6/1/2031	2,292,000	2,380,808
First Quantum Minerals Ltd. (Canada)†(b)	9.375%	3/1/2029	360,000	382,535
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	4.375%	4/1/2031	1,218,000	1,138,978
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	6.125%	4/15/2032	1,345,000	1,369,043
Freeport Indonesia PT (Indonesia)(b)(f)	6.20%	4/14/2052	1,115,000	1,095,045
Freeport-McMoRan, Inc.	5.40%	11/14/2034	1,782,000	1,810,981
Fresnillo PLC (Mexico)(b)	4.25%	10/2/2050	200,000	145,962
Glencore Funding LLC†	2.50%	9/1/2030	1,162,000	1,047,422
Glencore Funding LLC†	5.673%	4/1/2035	878,000	896,112
Hecla Mining Co.	7.25%	2/15/2028	1,194,000	1,204,188
Ivanhoe Mines Ltd. (Canada)†(b)	7.875%	1/23/2030	1,617,000	1,615,324

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)
June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Mining (continued)
Kaiser Aluminum Corp.†	4.50%		6/1/2031		$1,528,000	$1,430,560
Kinross Gold Corp. (Canada)(b)	6.25%		7/15/2033		1,873,000	2,015,033
Minera Mexico SA de CV (Mexico)†(b)	5.625%		2/12/2032		2,352,000	2,394,524
Mirabela Nickel Ltd.	Zero Coupon		9/10/2044		15,172	–	(d)
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(b)	6.75%		5/14/2030		1,862,000	1,898,870
Navoi Mining & Metallurgical Combinat (Uzbekistan)(b)	6.95%		10/17/2031		225,000	230,513
Nexa Resources SA (Brazil)†(b)	6.60%		4/8/2037		672,000	675,839
Novelis Corp.†	4.75%		1/30/2030		2,021,000	1,937,779
Novelis Corp.†	6.875%		1/30/2030		1,719,000	1,778,402
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(b)	5.854%		5/13/2032		1,093,000	1,117,698
Total						34,470,102

Miscellaneous Manufacturing 0.31%
3M Co.	5.15%		3/15/2035		2,191,000	2,211,612
Axon Enterprise, Inc.†	6.125%		3/15/2030		770,000	793,762
Axon Enterprise, Inc.†	6.25%		3/15/2033		551,000	568,721
Total						3,574,095

Office/Business Equipment 0.25%
CDW LLC/CDW Finance Corp.	5.55%		8/22/2034		1,131,000	1,129,287
Zebra Technologies Corp.†	6.50%		6/1/2032		1,613,000	1,659,699
Total						2,788,986

Oil & Gas 4.79%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%		10/1/2029		2,302,000	2,416,361
Antero Resources Corp.†	5.375%		3/1/2030		1,807,000	1,819,700
APA Corp.†	4.25%		1/15/2030		1,119,000	1,071,731
APA Corp.†	4.75%		4/15/2043		401,000	306,421
APA Corp.†	6.10%		2/15/2035		608,000	596,667
Baytex Energy Corp. (Canada)†(b)	8.50%		4/30/2030		1,116,000	1,117,486
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028		1,854,378	1,695,172
BP Capital Markets PLC (United Kingdom)(b)	6.45% (5 yr. CMT + 2.15%	)#	–	(e)	1,057,000	1,083,170
CITGO Petroleum Corp.†	8.375%		1/15/2029		1,426,000	1,486,817
Civitas Resources, Inc.†	8.625%		11/1/2030		1,423,000	1,445,843
Civitas Resources, Inc.†	8.75%		7/1/2031		628,000	635,761
Comstock Resources, Inc.†	6.75%		3/1/2029		1,685,000	1,690,045

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Comstock Resources, Inc.†	6.75%	3/1/2029	$872,000	$870,039
Crescent Energy Finance LLC†	7.375%	1/15/2033	1,696,000	1,622,708
Ecopetrol SA (Colombia)(b)	5.875%	5/28/2045	3,051,000	2,108,251
EQT Corp.†	6.50%	7/1/2027	1,536,000	1,571,133
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.875%	5/15/2034	1,582,000	1,516,943
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.25%	2/15/2035	577,000	564,757
Kimmeridge Texas Gas LLC†	8.50%	2/15/2030	1,740,000	1,802,243
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	855,000	840,697
Long Ridge Energy LLC†	8.75%	2/15/2032	1,615,000	1,678,871
Matador Resources Co.†	6.50%	4/15/2032	1,172,000	1,173,384
MC Brazil Downstream Trading SARL (Luxembourg)†(b)	7.25%	6/30/2031	2,039,699	1,614,830
MEG Energy Corp. (Canada)†(b)	5.875%	2/1/2029	1,157,000	1,156,542
Occidental Petroleum Corp.	5.375%	1/1/2032	615,000	610,391
Occidental Petroleum Corp.(f)	5.55%	10/1/2034	1,052,000	1,032,967
Occidental Petroleum Corp.	6.125%	1/1/2031	1,468,000	1,520,743
Occidental Petroleum Corp.	7.50%	5/1/2031	1,013,000	1,115,662
Occidental Petroleum Corp.	8.875%	7/15/2030	1,000,000	1,143,445
ORLEN SA (Poland)†(b)	6.00%	1/30/2035	993,000	1,020,559
Ovintiv, Inc.	6.50%	2/1/2038	1,147,000	1,161,319
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	1,211,000	1,195,428
Petroleos de Venezuela SA (Venezuela)(b)(g)	5.375%	4/12/2027	1,240,000	156,330
Petroleos de Venezuela SA (Venezuela)(b)(g)	5.375%	4/12/2027	1,059,800	133,612
Petroleos de Venezuela SA (Venezuela)(b)(g)	6.00%	5/16/2024	3,729,700	476,184
Petroleos de Venezuela SA (Venezuela)(b)(g)	6.00%	11/15/2026	1,512,500	192,530
Range Resources Corp.†	4.75%	2/15/2030	866,000	843,050
Saturn Oil & Gas, Inc. (Canada)†(b)	9.625%	6/15/2029	1,217,000	1,210,403
SM Energy Co.†	6.75%	8/1/2029	778,000	775,817
Suncor Energy, Inc. (Canada)(b)	7.15%	2/1/2032	1,408,000	1,556,652
Sunoco LP†	6.25%	7/1/2033	1,723,000	1,752,849
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	2,062,000	1,999,676
Vermilion Energy, Inc. (Canada)†(b)	6.875%	5/1/2030	1,434,000	1,379,882
Vermilion Energy, Inc. (Canada)†(b)	7.25%	2/15/2033	1,477,000	1,387,372
Viper Energy, Inc.†	7.375%	11/1/2031	784,000	832,490
Vital Energy, Inc.†	7.75%	7/31/2029	1,218,000	1,080,237
Total				54,463,170

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)
June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas Services 0.22%
Oceaneering International, Inc.	6.00%		2/1/2028	$1,740,000	$1,755,491
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%		3/15/2029	700,000	717,890
Total					2,473,381

Packaging & Containers 1.34%
Canpack SA/Canpack U.S. LLC (Poland)†(b)	3.875%		11/15/2029	1,430,000	1,340,556
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032	1,294,000	1,328,801
Clydesdale Acquisition Holdings, Inc.†	8.75%		4/15/2030	1,141,000	1,167,829
LABL, Inc.†	8.625%		10/1/2031	2,034,000	1,741,314
Mauser Packaging Solutions Holding Co.†	7.875%		8/15/2026	1,904,000	1,907,047
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	1,131,000	1,123,901
Owens-Brockway Glass Container, Inc.†	7.25%		5/15/2031	2,187,000	2,243,998
Sealed Air Corp.†	6.875%		7/15/2033	1,060,000	1,145,086
Silgan Holdings, Inc.	4.125%		2/1/2028	524,000	515,441
Sonoco Products Co.	4.60%		9/1/2029	883,000	881,379
Trivium Packaging Finance BV (Netherlands)†(b)	8.25%		7/15/2030	1,782,000	1,885,805
Total					15,281,157

Pharmaceuticals 1.02%
1261229 BC Ltd. (Canada)†(b)	10.00%		4/15/2032	2,045,000	2,064,407
Bausch Health Cos., Inc. (Canada)†(b)(f)	11.00%		9/30/2028	2,327,000	2,305,382
BellRing Brands, Inc.†	7.00%		3/15/2030	1,256,000	1,309,228
CVS Health Corp.	4.78%		3/25/2038	1,255,000	1,152,518
CVS Health Corp.	5.25%		2/21/2033	1,881,000	1,894,291
CVS Health Corp.	5.70%		6/1/2034	1,123,000	1,156,775
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055	1,648,000	1,703,884
Total					11,586,485

Pipelines 3.58%
AL Candelaria -spain- SA (Spain)†(b)	5.75%		6/15/2033	1,646,000	1,398,030
AL Candelaria -spain- SA (Spain)(b)	5.75%		6/15/2033	1,012,000	859,542
AL Candelaria -spain- SA (Spain)(b)	5.75%		6/15/2033	251,000	213,187
AL Candelaria -spain- SA (Spain)†(b)	7.50%		12/15/2028	844,997	844,044
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.25%		7/15/2032	1,101,000	1,167,382
Boardwalk Pipelines LP	5.625%		8/1/2034	1,659,000	1,683,747
Buckeye Partners LP†	6.75%		2/1/2030	1,699,000	1,764,890
Cheniere Energy Partners LP	3.25%		1/31/2032	1,350,000	1,210,907

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pipelines (continued)
Colonial Enterprises, Inc.†	3.25%		5/15/2030		$1,241,000	$1,143,778
Columbia Pipelines Operating Co. LLC†	5.927%		8/15/2030		651,000	687,594
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031		1,789,000	1,768,563
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029		1,482,000	1,539,112
DT Midstream, Inc.†	4.30%		4/15/2032		1,293,000	1,210,769
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035		892,000	913,178
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		5/15/2032		1,083,000	1,126,976
Global Partners LP/GLP Finance Corp.†	7.125%		7/1/2033		480,000	487,077
Hess Midstream Operations LP†	5.125%		6/15/2028		140,000	139,117
NGPL PipeCo LLC†	3.25%		7/15/2031		1,530,000	1,364,917
ONEOK, Inc.	6.05%		9/1/2033		1,090,000	1,144,193
ONEOK, Inc.†	6.50%		9/1/2030		1,057,000	1,129,674
Plains All American Pipeline LP	5.95%		6/15/2035		2,195,000	2,257,679
Sabal Trail Transmission LLC†	4.246%		5/1/2028		1,125,000	1,109,876
South Bow Canadian Infrastructure Holdings Ltd. (Canada)†(b)	7.50% (5 yr. CMT + 3.67%	)#	3/1/2055		1,132,000	1,168,962
South Bow USA Infrastructure Holdings LLC†	5.584%		10/1/2034		1,125,000	1,113,722
Venture Global LNG, Inc.†	8.375%		6/1/2031		625,000	649,594
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%	)#	–	(e)	2,367,000	2,303,443
Venture Global LNG, Inc.†	9.50%		2/1/2029		2,535,000	2,763,158
Venture Global Plaquemines LNG LLC	6.50%		1/15/2034		1,644,000	1,644,000
Western Midstream Operating LP	4.05%		2/1/2030		2,523,000	2,427,396
Western Midstream Operating LP	6.35%		1/15/2029		1,053,000	1,102,792
Whistler Pipeline LLC†	5.95%		9/30/2034		2,360,000	2,393,805
Total						40,731,104

Real Estate 0.62%
CBRE Services, Inc.	4.80%		6/15/2030		1,702,000	1,708,047
Cushman & Wakefield U.S. Borrower LLC†	6.75%		5/15/2028		1,104,000	1,114,119
Hunt Cos., Inc.†	5.25%		4/15/2029		1,435,000	1,383,940
Longfor Group Holdings Ltd. (China)(b)	3.85%		1/13/2032		784,000	573,793
Longfor Group Holdings Ltd. (China)(b)	3.95%		9/16/2029		695,000	565,044
Newmark Group, Inc.	7.50%		1/12/2029		1,565,000	1,656,748
Total						7,001,691

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)
June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
REITS 3.26%
American Assets Trust LP	6.15%	10/1/2034	$2,510,000	$2,509,954
Brandywine Operating Partnership LP(f)	4.55%	10/1/2029	1,968,000	1,854,998
Brandywine Operating Partnership LP	8.875%	4/12/2029	470,000	509,225
Brixmor Operating Partnership LP	4.05%	7/1/2030	1,185,000	1,150,344
Cousins Properties LP	5.375%	2/15/2032	307,000	310,467
Cousins Properties LP	5.875%	10/1/2034	1,929,000	1,985,487
First Industrial LP	5.25%	1/15/2031	898,000	908,917
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2030	1,272,000	1,223,341
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031	1,278,000	1,205,873
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	1,000,000	1,025,341
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032	1,345,000	1,320,512
Iron Mountain, Inc.†	4.50%	2/15/2031	3,572,000	3,406,046
Iron Mountain, Inc.†	4.875%	9/15/2029	1,674,000	1,645,841
Iron Mountain, Inc.†	6.25%	1/15/2033	1,223,000	1,258,352
Kite Realty Group LP	4.95%	12/15/2031	1,180,000	1,184,900
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(c)	5.50%	8/1/2030	1,108,000	1,115,915
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035	766,000	742,237
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034	868,000	893,309
Piedmont Operating Partnership LP	9.25%	7/20/2028	1,728,000	1,925,437
Rayonier LP	2.75%	5/17/2031	2,532,000	2,240,731
Regency Centers LP	5.10%	1/15/2035	802,000	804,293
Regency Centers LP	5.25%	1/15/2034	1,041,000	1,056,774
RHP Hotel Properties LP/RHP Finance Corp.†	6.50%	6/15/2033	805,000	828,644
Starwood Property Trust, Inc.†	6.50%	7/1/2030	134,000	138,494
Starwood Property Trust, Inc.†	6.50%	10/15/2030	2,186,000	2,262,379
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	2,948,000	2,897,460
Vornado Realty LP	3.40%	6/1/2031	819,000	731,038
Total				37,136,309

Retail 1.73%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(b)	6.125%	6/15/2029	1,098,000	1,127,107
Alimentation Couche-Tard, Inc. (Canada)†(b)	5.267%	2/12/2034	830,000	831,464
Arko Corp.†	5.125%	11/15/2029	1,671,000	1,412,303
Carvana Co.†	9.00%	6/1/2030	1,079,993	1,136,432
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052	1,524,000	1,090,090
Dollar General Corp.	5.00%	11/1/2032	1,374,000	1,379,364

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
Gap, Inc.†	3.875%	10/1/2031		$996,000	$895,233
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(b)	8.375%	1/15/2029		1,297,000	1,199,962
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		185,000	108,167
Murphy Oil USA, Inc.	4.75%	9/15/2029		1,500,000	1,475,518
Park River Holdings, Inc.†	5.625%	2/1/2029		785,000	639,972
Park River Holdings, Inc.†(f)	6.75%	8/1/2029		647,000	528,206
Patrick Industries, Inc.†	6.375%	11/1/2032		1,102,000	1,105,804
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		971,000	947,710
Punch Finance PLC†	7.875%	12/30/2030	GBP	1,055,000	1,476,269
QXO Building Products, Inc.†	6.75%	4/30/2032		$2,198,000	2,269,879
Tiffany & Co.	4.90%	10/1/2044		1,466,000	1,364,815
Walgreens Boots Alliance, Inc.	8.125%	8/15/2029		636,000	674,930
Total					19,663,225

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(g)	6.875%	6/15/2011		1,250,000	0	(d)

Semiconductors 1.00%
Entegris, Inc.†	4.75%	4/15/2029		1,024,000	1,013,586
Foundry JV Holdco LLC†	5.50%	1/25/2031		1,936,000	1,987,149
Foundry JV Holdco LLC†	6.25%	1/25/2035		1,463,000	1,538,311
Marvell Technology, Inc.	5.95%	9/15/2033		1,107,000	1,169,589
Micron Technology, Inc.	5.30%	1/15/2031		665,000	681,203
ON Semiconductor Corp.†	3.875%	9/1/2028		1,171,000	1,133,784
Qorvo, Inc.†	3.375%	4/1/2031		1,324,000	1,195,104
Qorvo, Inc.	4.375%	10/15/2029		1,083,000	1,052,037
SK Hynix, Inc. (South Korea)†(b)	5.50%	1/16/2029		886,000	911,775
SK Hynix, Inc. (South Korea)(b)	6.50%	1/17/2033		690,000	746,114
Total					11,428,652

Shipbuilding 0.29%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030		2,060,000	2,016,409
Huntington Ingalls Industries, Inc.	5.353%	1/15/2030		390,000	401,037
Huntington Ingalls Industries, Inc.	5.749%	1/15/2035		904,000	932,793
Total					3,350,239

Software 1.90%
Atlassian Corp. (Australia)(b)	5.50%	5/15/2034		1,679,000	1,724,964
Cloud Software Group, Inc.†	6.50%	3/31/2029		2,330,000	2,353,202

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)
June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Software (continued)
Cloud Software Group, Inc.†	8.25%	6/30/2032	$2,926,000	$3,116,655
CoreWeave, Inc.†	9.25%	6/1/2030	1,118,000	1,143,919
Fair Isaac Corp.†	6.00%	5/15/2033	1,828,000	1,849,325
MSCI, Inc.†	3.875%	2/15/2031	1,592,000	1,502,284
MSCI, Inc.†	4.00%	11/15/2029	2,157,000	2,088,871
Paychex, Inc.	5.60%	4/15/2035	1,152,000	1,191,327
ROBLOX Corp.†	3.875%	5/1/2030	1,928,000	1,820,537
Roper Technologies, Inc.	1.75%	2/15/2031	960,000	824,605
Roper Technologies, Inc.	4.75%	2/15/2032	706,000	707,644
Take-Two Interactive Software, Inc.	5.40%	6/12/2029	1,079,000	1,111,539
X.AI LLC/X.AI Co. Issuer Corp.	12.50%	6/30/2030	2,198,000	2,224,200
Total				21,659,072

Telecommunications 2.61%
Altice France SA (France)†(b)	5.50%	1/15/2028	2,864,000	2,412,920
Altice France SA (France)†(b)	5.50%	10/15/2029	1,767,000	1,466,610
Altice France SA (France)†(b)	8.125%	2/1/2027	2,251,000	2,027,600
CommScope LLC†	4.75%	9/1/2029	352,000	344,092
CommScope LLC†	7.125%	7/1/2028	137,000	134,746
CommScope LLC†(f)	8.25%	3/1/2027	1,212,000	1,208,263
EchoStar Corp.	6.75%	11/30/2030	2,509,369	2,291,971
Fibercop SpA (Italy)†(b)	6.00%	9/30/2034	1,147,000	1,079,145
Hughes Satellite Systems Corp.	5.25%	8/1/2026	2,427,000	2,162,322
Hughes Satellite Systems Corp.	6.625%	8/1/2026	1,521,000	1,084,386
Level 3 Financing, Inc.†(f)	3.625%	1/15/2029	2,360,000	2,029,600
Level 3 Financing, Inc.†	3.75%	7/15/2029	906,000	766,702
Level 3 Financing, Inc.†	4.25%	7/1/2028	661,000	609,422
Lumen Technologies, Inc.†	4.125%	4/15/2029	494,326	482,586
Lumen Technologies, Inc.†	4.125%	4/15/2030	647,049	634,108
Lumen Technologies, Inc.†	4.50%	1/15/2029	1,997,000	1,799,197
Lumen Technologies, Inc.†	5.375%	6/15/2029	1,115,000	999,917
Lumen Technologies, Inc.	7.65%	3/15/2042	117,000	98,467
T-Mobile USA, Inc.	5.30%	5/15/2035	2,794,000	2,830,086
Vmed O2 U.K. Financing I PLC (United Kingdom)†(b)	4.25%	1/31/2031	2,598,000	2,381,701
Vmed O2 U.K. Financing I PLC (United Kingdom)†(b)	4.75%	7/15/2031	1,253,000	1,159,841
Zegona Finance PLC (United Kingdom)†(b)	8.625%	7/15/2029	1,618,000	1,730,443
Total				29,734,125

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Transportation 0.43%
Brightline East LLC†(f)	11.00%		1/31/2030	$1,172,000	$868,346
Rand Parent LLC†(f)	8.50%		2/15/2030	2,076,000	2,086,370
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	941,000	984,339
XPO, Inc.†	7.125%		2/1/2032	961,000	1,007,870
Total					4,946,925

Trucking & Leasing 0.46%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	1,770,000	1,761,580
Fortress Transportation & Infrastructure Investors LLC†	5.875%		4/15/2033	2,335,000	2,307,516
Fortress Transportation & Infrastructure Investors LLC†	7.00%		5/1/2031	1,092,000	1,131,459
Total					5,200,555
Total Corporate Bonds (cost $852,652,914)					862,082,776

FLOATING RATE LOANS(i) 2.67%

Advertising 0.15%
CMG Media Corp. 2024 Term Loan	7.896% (3 mo. USD Term SOFR + 3.50%	)	6/18/2029	1,742,602	1,693,347

Aerospace/Defense 0.24%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(b)	0.50%		3/6/2028	1,738,683	2,694,959

Building Materials 0.14%
ACProducts, Inc. 2021 Term Loan B	8.807% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028	607,361	462,925
CP Atlas Buyer, Inc. 2021 Term Loan B	8.177% (1 mo. USD Term SOFR + 3.75%	)	11/23/2027	1,078,870	1,077,634
Total					1,540,559

Chemicals 0.09%
Lonza Group AG USD Term Loan B (Luxembourg)(b)	8.321% (3 mo. USD Term SOFR + 3.93%	)	7/3/2028	1,140,635	1,047,701

Commercial Services 0.23%
Crash Champions LLC 2024 Term Loan B	9.08% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029	1,198,421	1,122,848
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	7.333% (3 mo. USD Term SOFR + 3.00%	)	5/4/2028	332,168	332,422
Spin Holdco, Inc. 2021 Term Loan	8.577% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028	1,348,488	1,188,355
Total					2,643,625

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)
June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Computers 0.35%
Twitter, Inc. 2025 Fixed Term Loan	9.50%		10/26/2029		$1,143,000	$1,112,996
Twitter, Inc. Term Loan	10.927% (1 mo. USD Term SOFR + 6.50%	)	10/26/2029		2,900,128	2,836,920
Total						3,949,916

Consumer Non-Durables 0.09%
Anastasia Parent LLC 2018 Term Loan B	8.212% (1 mo. USD Term SOFR + 3.75%	)	8/11/2025		1,275,686	1,063,074

Diversified Capital Goods 0.09%
Tank Holding Corp. 2022 Term Loan	10.177% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		1,021,806	974,864

Electric: Generation 0.03%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.057% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028		129,376	125,818
Frontera Generation Holdings LLC 2021 Term Loan	–	(j)	7/28/2026		133,293	198,607
Total						324,425

Food 0.14%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	6.309% (6 mo. EURIBOR + 4.00%	)	5/14/2031	EUR	1,473,077	1,648,018

Health Care Services 0.06%
LifePoint Health, Inc. 2024 1st Lien Term Loan B	8.006% (3 mo. USD Term SOFR + 3.75%	)	5/19/2031		$659,685	653,705

Leisure Time 0.06%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(b)	8.041% (3 mo. USD Term SOFR + 3.50%	)	7/22/2030		711,622	709,843

Media 0.56%
EW Scripps Co. 2025 Term Loan B2	10.179% (1 mo. USD Term SOFR + 5.75%	)	6/30/2028		1,729,000	1,680,009
Sinclair Television Group, Inc. 2025 Term Loan B6	7.741% (1 mo. USD Term SOFR + 3.30%	)	12/31/2029		2,702,463	2,324,118
Sinclair Television Group, Inc. 2025 Term Loan B7	8.527% (1 mo. USD Term SOFR + 4.10%	)	12/31/2030		1,485,107	1,277,192
Virgin Media Bristol LLC 2023 USD Term Loan Y	7.373% (6 mo. USD Term SOFR + 3.18%	)	3/31/2031		1,146,000	1,132,913
Total						6,414,232

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(j)	12/31/2025	$68,047	$–	(d)

Software 0.07%
Cloud Software Group, Inc. 2024 1st Lien Term Loan B	7.796% (3 mo. USD Term SOFR + 3.50%	)	3/29/2029	9	9
Modena Buyer LLC Term Loan	8.78% (3 mo. USD Term SOFR + 4.50%	)	7/1/2031	805,920	778,216
Total					778,225

Telecommunications 0.18%
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.791% (1 mo. USD Term SOFR + 2.35%	)	4/16/2029	1,825,396	1,806,010
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.791% (1 mo. USD Term SOFR + 2.35%	)	4/15/2030	269,629	266,661
Total					2,072,671

Transportation 0.09%
Forward Air Corp. Term Loan B	8.78% (3 mo. USD Term SOFR + 4.50%	)	12/19/2030	975,000	970,783

Utilities 0.10%
Astoria Energy LLC 2025 Term Loan B	–	(j)	6/16/2032	1,143,000	1,146,098
Total Floating Rate Loans (cost $29,147,834)					30,326,045

FOREIGN GOVERNMENT OBLIGATIONS 5.53%

Argentina 1.02%
Argentina Republic Government International Bonds(b)	0.75%	(k)	7/9/2030	9,681,022	7,744,818
Provincia de Buenos Aires/Government Bonds(b)	6.625%	(k)	9/1/2037	135,409	97,664
Provincia de Buenos Aires/Government Bonds(b)	6.625%	(k)	9/1/2037	1,444,362	1,041,746
Provincia de Cordoba(b)	6.875%	(k)	2/1/2029	934,287	885,237
Provincia de Cordoba(b)	6.99%	(k)	6/1/2027	238,000	237,397
Provincia de Cordoba†(b)(c)	9.75%		7/2/2032	1,626,000	1,632,910
Total					11,639,772

Bahamas 0.04%
Bahamas Government International Bonds†(b)	8.25%		6/24/2036	454,000	461,718

Bolivia 0.11%
Bolivia Government International Bonds(b)	4.50%		3/20/2028	1,785,000	1,258,425

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Brazil 0.32%
Brazil Letras do Tesouro Nacional	Zero Coupon		4/1/2027	BRL	13,424,000	$1,969,026
Brazil Notas do Tesouro Nacional	10.00%		1/1/2031	BRL	10,365,000	1,674,991
Total						3,644,017

Colombia 0.21%
Colombia Government International Bonds(b)	7.375%		4/25/2030		$1,166,000	1,208,362
Colombia Government International Bonds(b)	8.00%		4/20/2033		1,112,000	1,151,954
Total						2,360,316

Costa Rica 0.10%
Costa Rica Government International Bonds(b)(f)	7.30%		11/13/2054		1,076,000	1,117,227

Dominican Republic 0.20%
Dominican Republic International Bonds(b)	6.00%		2/22/2033		2,302,000	2,277,599

Ecuador 0.38%
Ecuador Government International Bonds†(b)	6.90%	(k)	7/31/2030		4,957,627	4,319,333

Egypt 0.21%
Egypt Government International Bonds(b)	8.50%		1/31/2047		239,000	194,241
Egypt Government International Bonds(b)	8.50%		1/31/2047		2,675,000	2,174,037
Total						2,368,278

El Salvador 0.58%
El Salvador Government International Bonds†(b)	0.25%		4/17/2030		1,385,000	31,143
El Salvador Government International Bonds(b)	8.625%		2/28/2029		2,644,000	2,759,675
El Salvador Government International Bonds†(b)	9.25%		4/17/2030		2,518,000	2,672,227
El Salvador Government International Bonds†(b)	9.65%		11/21/2054		1,144,000	1,181,180
Total						6,644,225

Ghana 0.27%
Ghana Government International Bonds(b)	5.00%	(k)	7/3/2035		3,989,000	3,113,401

Honduras 0.11%
Honduras Government International Bonds(b)	5.625%		6/24/2030		1,293,000	1,239,987

Lebanon 0.10%
Lebanon Government International Bonds(b)(g)	6.10%		10/4/2022		723,000	135,812
Lebanon Government International Bonds(b)(g)	6.10%		10/4/2022		2,360,000	443,314
Lebanon Government International Bonds(b)(g)	6.85%		3/23/2027		3,165,000	596,563
Total						1,175,689

Mexico 0.41%
Mexico Bonos	7.75%		5/29/2031	MXN	91,390,000	4,643,944

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Montenegro 0.08%
Montenegro Government International Bonds†(b)	7.25%		3/12/2031		$923,000	$957,716

Panama 0.08%
Panama Government International Bonds(b)	6.40%		2/14/2035		948,000	925,281

South Africa 0.32%
Republic of South Africa Government Bonds	8.00%		1/31/2030	ZAR	34,217,517	1,902,697
Republic of South Africa Government International Bonds(b)	5.75%		9/30/2049		$2,306,000	1,738,556
Total						3,641,253

Sri Lanka 0.22%
Sri Lanka Government International Bonds†(b)	3.60%	(k)	5/15/2036		94,840	77,410
Sri Lanka Government International Bonds(b)	3.60%	(k)	5/15/2036		2,416,420	1,972,331
Sri Lanka Government International Bonds(b)	3.60%	(k)	2/15/2038		481,153	391,810
Total						2,441,551

Trinidad And Tobago 0.10%
Trinidad & Tobago Government International Bonds†(b)	6.40%		6/26/2034		1,161,000	1,143,039

Turkey 0.20%
Istanbul Metropolitan Municipality†(b)	10.50%		12/6/2028		1,074,000	1,154,734
Turkiye Government International Bonds(b)	9.375%		3/14/2029		1,014,000	1,119,603
Total						2,274,337

Ukraine 0.11%
Ukraine Government International Bonds(b)	3.00%	(k)	2/1/2035		2,700,000	1,259,105

Uzbekistan 0.13%
Republic of Uzbekistan International Bonds†(b)	6.947%		5/25/2032		1,387,000	1,429,571

Venezuela 0.10%
Venezuela Government International Bonds(b)(g)	9.00%		5/7/2023		3,091,600	498,258
Venezuela Government International Bonds(b)(g)	11.75%		10/21/2026		2,721,600	550,036
Venezuela Government International Bonds(b)(g)	12.75%		8/23/2022		607,800	110,384
Total						1,158,678

Zambia 0.13%
Zambia Government International Bonds(b)	5.75%	(k)	6/30/2033		1,599,370	1,472,433
Total Foreign Government Obligations (cost $58,517,724)						62,966,895

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 12.34%
Government National Mortgage Association(l)	5.00%		TBA	$2,909,000	$2,857,461
Government National Mortgage Association(l)	5.50%		TBA	2,851,000	2,855,632
Government National Mortgage Association(l)	6.00%		TBA	7,959,000	8,077,646
Government National Mortgage Association(l)	6.50%		TBA	9,784,000	10,036,448
Uniform Mortgage-Backed Security(l)	5.00%		TBA	31,528,000	31,353,929
Uniform Mortgage-Backed Security(l)	5.50%		TBA	44,068,000	44,474,429
Uniform Mortgage-Backed Security(l)	6.00%		TBA	20,706,000	21,165,721
Uniform Mortgage-Backed Security(l)	6.50%		TBA	7,063,000	7,283,595
Uniform Mortgage-Backed Security(l)	7.00%		TBA	11,695,000	12,277,481
Total Government Sponsored Enterprises Pass-Throughs (cost $139,626,220)					140,382,342

				Shares

INVESTMENTS IN UNDERLYING FUNDS 0.94%
Lord Abbett Private Credit Fund(m)(n)(o) (cost $10,661,342)				424,306	10,667,049

				Principal Amount‡

MUNICIPAL BONDS 0.28%

Miscellaneous 0.19%
Dallas Convention Center Hotel Development Corp. TX	7.088%		1/1/2042	$1,210,000	1,338,139
New York City Industrial Development Agency NY†	11.00%		3/1/2029	685,000	764,201
Total					2,102,340

Tax Revenue 0.09%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(g)	7.00%		7/1/2045	1,415,000	1,078,271
Total Municipal Bonds (cost $3,762,246)					3,180,611

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.95%
1345 Trust Series 2025-AOA Class A†	5.90% (1 mo. USD Term SOFR + 1.60%	)#	6/15/2030	980,000	983,158
ALA Trust Series 2025-OANA Class A†	6.043% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	1,870,000	1,883,159
ALA Trust Series 2025-OANA Class C†	6.392% (1 mo. USD Term SOFR + 2.09%	)#	6/15/2040	880,000	882,191
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2029	660,000	678,356
BAHA Trust Series 2024-MAR Class A†	6.171%	#(p)	12/10/2041	690,000	715,291
BAHA Trust Series 2024-MAR Class B†	7.069%	#(p)	12/10/2041	1,420,000	1,486,733

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bank5 Trust Series 2024-5YR6 Class A3	6.225%		5/15/2057	$2,250,000	$2,370,582
BBCMS Mortgage Trust Series 2020-BID Class A†	6.567% (1 mo. USD Term SOFR + 2.25%	)#	10/15/2037	950,000	950,152
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	520,000	542,834
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	2,548,802	2,658,292
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	5.654% (1 mo. USD Term SOFR + 1.34%	)#	3/15/2041	2,770,576	2,777,095
BSTN Commercial Mortgage Trust Series 2025-1C Class B†	5.947%	#(p)	6/15/2044	450,000	460,857
BSTN Commercial Mortgage Trust Series 2025-1C Class C†	6.444%	#(p)	6/15/2044	370,000	381,013
BX Commercial Mortgage Trust Series 2019-IMC Class A†	5.358% (1 mo. USD Term SOFR + 1.05%	)#	4/15/2034	1,412,938	1,402,938
BX Commercial Mortgage Trust Series 2021-MC Class A†	5.127% (1 mo. USD Term SOFR + 0.81%	)#	4/15/2034	600,000	591,303
BX Commercial Mortgage Trust Series 2021-VOLT Class A†	5.126% (1 mo. USD Term SOFR + 0.81%	)#	9/15/2036	2,683,654	2,676,109
BX Commercial Mortgage Trust Series 2024-GPA3 Class B†	5.954% (1 mo. USD Term SOFR + 1.64%	)#	12/15/2039	703,286	705,073
BX Commercial Mortgage Trust Series 2024-SLCT Class B†	6.105% (1 mo. USD Term SOFR + 1.79%	)#	1/15/2042	860,000	867,998
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.754% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	984,848	987,220
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.703% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	613,894	615,176
BX Trust Series 2021-ARIA Class A†	5.326% (1 mo. USD Term SOFR + 1.01%	)#	10/15/2036	250,000	249,850
BX Trust Series 2022-PSB Class A†	6.763% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	733,913	734,601
BX Trust Series 2024-VLT4 Class A†	5.803% (1 mo. USD Term SOFR + 1.49%	)#	7/15/2029	900,000	900,922
BX Trust Series 2025-GW Class A†(c)	5.90% (1 mo. USD Term SOFR + 1.60%	)#	7/15/2042	980,000	984,118

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2025-ROIC Class E†	7.253% (1 mo. USD Term SOFR + 2.94%	)#	3/15/2030	$1,430,000	$1,406,055
BX Trust Series 2025-TAIL Class E†	7.612% (1 mo. USD Term SOFR + 3.30%	)#	6/15/2035	900,000	903,189
CONE Trust Series 2024-DFW1 Class B†	6.603% (1 mo. USD Term SOFR + 2.29%	)#	8/15/2041	1,130,000	1,136,035
CSMC Trust Series 2021-BPNY Class A†	8.141% (1 mo. USD Term SOFR + 3.83%	)#	8/15/2026	991,132	930,081
Great Wolf Trust Series 2024-WOLF Class A†	5.854% (1 mo. USD Term SOFR + 1.54%	)#	3/15/2039	1,500,000	1,504,232
GS Mortgage Securities Corp. Trust Series 2024-MARK Class A†	6.103% (1 mo. USD Term SOFR + 1.79%	)#	6/15/2034	1,320,000	1,322,473
Hudson Yards Mortgage Trust Series 2025-SPRL Class D†	6.551%	#(p)	1/13/2040	590,000	611,901
Hudson Yards Mortgage Trust Series 2025-SPRL Class F†	7.649%	#(p)	1/13/2040	250,000	259,276
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.137% (1 mo. USD Term SOFR + 6.81%	)#	8/15/2033	2,110,000	30,417	(d)
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	5.933% (1 mo. USD Term SOFR + 1.62%	)#	6/15/2039	2,030,000	2,034,165
JW Trust Series 2024-BERY Class A†	5.905% (1 mo. USD Term SOFR + 1.59%	)#	11/15/2039	810,000	811,752
Life Mortgage Trust Series 2022-BMR2 Class A1†	5.607% (1 mo. USD Term SOFR + 1.30%	)#	5/15/2039	810,000	785,717
NY Commercial Mortgage Trust Series 2025-299P Class B†	6.125%	#(p)	2/10/2047	390,000	404,430
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	5.522% (1 mo. USD Term SOFR + 1.21%	)#	11/15/2038	1,790,000	1,787,639
NYO Commercial Mortgage Trust Series 2021-1290 Class C†	6.422% (1 mo. USD Term SOFR + 2.11%	)#	11/15/2038	430,000	428,049
ONE Mortgage Trust Series 2021-PARK Class A†	5.127% (1 mo. USD Term SOFR + 0.81%	)#	3/15/2036	2,750,000	2,701,177
RIDE Series 2025-SHRE Class A†	5.619%	#(p)	2/14/2047	1,430,000	1,465,104
ROCK Trust Series 2024-CNTR Class B†	5.93%		11/13/2041	1,200,000	1,238,584
ROCK Trust Series 2024-CNTR Class C†	6.471%		11/13/2041	1,160,000	1,203,503
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	2,930,000	3,092,423

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†	5.703% (1 mo. USD Term SOFR + 1.39%	)#	5/15/2039	$730,000	$729,994
SHOW Trust Series 2022-BIZ Class A†	7.296% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	3,850,000	2,935,560	(q)
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	5.312% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	750,000	747,532
SWCH Commercial Mortgage Trust Series 2025-DATA Class D†	6.953% (1 mo. USD Term SOFR + 2.64%	)#	2/15/2042	1,640,000	1,627,669
TCO Commercial Mortgage Trust Series 2024-DPM Class B†	5.904% (1 mo. USD Term SOFR + 1.59%	)#	12/15/2039	800,000	800,286
TCO Commercial Mortgage Trust Series 2024-DPM Class C†	6.304% (1 mo. USD Term SOFR + 1.99%	)#	12/15/2039	450,000	449,778
TEXAS Commercial Mortgage Trust Series 2025-TWR Class C†	6.454% (1 mo. USD Term SOFR + 2.14%	)#	4/15/2042	710,000	711,513
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(p)	6/25/2054	1,387,925	1,412,466
WB Commercial Mortgage Trust Series 2024-HQ Class A†	6.134%	#(p)	3/15/2040	1,110,000	1,114,739
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	2,670,000	2,788,232
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.003% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	1,980,000	1,973,412
WHARF Commercial Mortgage Trust Series 2025-DC Class A†	5.35%	#(p)	7/15/2040	880,000	898,285
Total Non-Agency Commercial Mortgage-Backed Securities (cost $70,293,667)					67,730,689

	Dividend Rate			Shares
PREFERRED STOCKS 0.09%

Commercial Services & Supplies 0.00%
SVB Financial Trust Class C	Zero Coupon			156,880	$9,020

Transportation Infrastructure 0.09%
ACBL Holdings Corp.	Zero Coupon			16,904	1,048,048
Total Preferred Stocks (cost $437,307)					1,057,068
Total Long-Term Investments (cost $1,234,379,474)					1,251,912,799

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 2.57%

U.S. Treasury Obligations 0.61%
U.S. Treasury Bills (Cost $6,864,544)	4.27%	9/23/2025	$6,932,000	$6,864,030

Repurchase Agreements 0.65%
Repurchase Agreement dated 6/30/2025, 4.000% due 7/1/2025 with Fixed Income Clearing Corp. collateralized by $7,534,900 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $7,535,533; proceeds: $7,388,511 (cost $7,387,690)			7,387,690	7,387,690

TIME DEPOSITS 0.13%
CitiBank N.A.(r) (cost $1,495,174)			1,495,174	1,495,174

			Shares

MONEY MARKET FUNDS 1.18%
Fidelity Government Portfolio(r) (cost $13,456,565)			13,456,565	13,456,565
Total Short-Term Investments (cost $29,203,973)				29,203,459
Total Investments in Securities 112.61% (cost $1,263,583,447)				1,281,116,258
Other Assets and Liabilities – Net(s) (12.61)%				(143,499,938)
Net Assets 100.00%				$1,137,616,320
BRL	Brazilian Real.
EUR	Euro.
GBP	British Pound.
MXN	Mexican Peso.
PEN	Peruvian Nuevo Sol.
ZAR	South African Rand.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2025, the total value of Rule 144A securities was $654,489,525, which represents 57.53% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2025.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2(k)).
(d)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

(g)	Defaulted (non-income producing security).
(h)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2025.
(j)	Interest Rate to be determined.
(k)	Step Bond – Security with a predetermined schedule of interest rate changes.
(l)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(m)	Affiliated funds (See Note 11).
(n)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At June 30, 2025, the value of restricted securities (excluding 144A issues) amounted to $10,667,049 or 0.94% of net assets.
(o)	Fund is a business development company under the Investment Company Act of 1940, as amended.
(p)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(q)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(r)	Security was purchased with the cash collateral from loaned securities.
(s)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at June 30, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$1,392,911	$16,650	(1)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	2,807,089	33,554
Total					$50,204

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at June 30, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.665%	CPI Urban Consumer NSA	10/23/2028	$10,000,000	$(25,976)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	4,373,000	(105,184)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	6,000,000	(232,612)
Total					$(363,772)
NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $10,600, which includes upfront payment of $6,050. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2025

Forward Foreign Currency Exchange Contracts at June 30, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Barclays Bank PLC	8/22/2025	268,000	$306,112	$316,757	$10,645
Euro	Buy	Morgan Stanley	8/22/2025	167,000	191,230	197,382	6,152
Euro	Buy	Morgan Stanley	8/22/2025	128,000	148,852	151,287	2,435
Euro	Buy	Morgan Stanley	8/22/2025	97,000	111,962	114,647	2,685
Euro	Buy	Morgan Stanley	8/22/2025	692,000	800,204	817,894	17,690
Euro	Buy	Morgan Stanley	8/22/2025	494,000	573,469	583,872	10,403
Euro	Buy	State Street Bank And Trust	8/22/2025	105,000	120,057	124,102	4,045
Swedish krona	Buy	Barclays Bank PLC	8/29/2025	1,211,000	127,118	128,485	1,367
Swedish krona	Buy	Morgan Stanley	8/29/2025	1,184,000	124,339	125,620	1,281
Swedish krona	Buy	Morgan Stanley	8/29/2025	876,000	91,941	92,942	1,001
Swedish krona	Buy	Morgan Stanley	8/29/2025	3,234,000	343,002	343,122	120
Swedish krona	Buy	Morgan Stanley	8/29/2025	2,653,000	278,765	281,479	2,714
Swedish krona	Buy	Morgan Stanley	8/29/2025	5,814,000	603,642	616,856	13,214
Swiss franc	Buy	State Street Bank And Trust	9/19/2025	35,354,000	43,554,696	44,998,070	1,443,374
Swiss franc	Buy	State Street Bank And Trust	9/19/2025	539,000	668,390	686,032	17,642
Swiss franc	Buy	State Street Bank And Trust	9/19/2025	788,000	974,370	1,002,955	28,585
Swiss franc	Buy	State Street Bank And Trust	9/19/2025	689,000	851,392	876,949	25,557
Hong Kong dollar	Sell	Goldman Sachs	8/4/2025	484,000	61,941	61,867	74
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,588,984

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Hong Kong dollar	Buy	State Street Bank And Trust	8/4/2025	484,000	$62,654	$61,867	$(787)
Swedish krona	Buy	Morgan Stanley	8/29/2025	1,099,000	116,856	116,602	(254)
British pound	Sell	State Street Bank And Trust	10/10/2025	5,279,000	7,250,416	7,250,750	(334)
Canadian dollar	Sell	Citibank	9/19/2025	145,000	106,545	106,901	(356)
Canadian dollar	Sell	Citibank	9/19/2025	489,000	357,976	360,516	(2,540)
Canadian dollar	Sell	Citibank	9/19/2025	165,000	120,734	121,646	(912)
Canadian dollar	Sell	Morgan Stanley	9/19/2025	137,000	100,673	101,003	(330)

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank And Trust	9/19/2025	168,000	123,231	123,858	(627)
Canadian dollar	Sell	State Street Bank And Trust	9/19/2025	138,000	101,581	101,741	(160)
Euro	Sell	Goldman Sachs	8/22/2025	516,000	594,889	609,875	(14,986)
Euro	Sell	Morgan Stanley	8/22/2025	212,000	243,673	250,569	(6,896)
Euro	Sell	Morgan Stanley	8/22/2025	92,000	105,558	108,737	(3,179)
Euro	Sell	State Street Bank And Trust	8/22/2025	4,218,000	4,805,019	4,985,372	(180,353)
Euro	Sell	State Street Bank And Trust	8/22/2025	211,000	244,865	249,387	(4,522)
Euro	Sell	State Street Bank And Trust	8/22/2025	489,000	568,460	577,963	(9,503)
Euro	Sell	State Street Bank And Trust	8/22/2025	119,000	137,633	140,649	(3,016)
Euro	Sell	State Street Bank And Trust	8/22/2025	295,000	344,255	348,669	(4,414)
Norwegian krone	Sell	Citibank	9/26/2025	2,299,000	227,324	228,209	(885)
Swedish krona	Sell	State Street Bank And Trust	8/29/2025	16,021,000	1,674,881	1,699,802	(24,921)
Swiss franc	Sell	Morgan Stanley	9/19/2025	70,000	86,134	89,095	(2,961)
Swiss franc	Sell	State Street Bank And Trust	9/19/2025	97,000	119,732	123,460	(3,728)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(265,664)

Futures Contracts at June 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	September 2025	76	Long	$8,604,387	$8,684,188	$79,801
U.S. 2-Year Treasury Note	September 2025	706	Long	146,285,788	146,864,547	578,759
U.S. 5-Year Treasury Note	September 2025	225	Long	24,499,255	24,525,000	25,745
U.S. Long Bond	September 2025	163	Long	18,190,600	18,821,406	630,806
U.S. Ultra Treasury Bond	September 2025	26	Long	3,068,433	3,097,250	28,817
Total Unrealized Appreciation on Futures Contracts						$1,343,928

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2025

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$18,999,215	$–	$18,999,215
Common Stocks
Aerospace & Defense	610,529	630,906	–	1,241,435
Automobiles	–	1,214,462	–	1,214,462
Capital Markets	4,010,305	1,200,830	–	5,211,135
Chemicals	–	212,744	–	212,744
Electric: Utilities	–	80,512	–	80,512
Entertainment	4,722,154	1,350,163	–	6,072,317
Health Care Equipment & Supplies	–	1,178,182	–	1,178,182
Interactive Media & Services	–	1,140,510	–	1,140,510
Life Sciences Tools & Services	–	1,178,871	–	1,178,871
Metals & Mining	587,860	994,360	–	1,582,220
Miscellaneous Financials	–	254,355	–	254,355
Personal Care Products	–	597,711	–	597,711
Specialty Retail	–	160	–	160
Technology Hardware, Storage & Peripherals	–	1,253,191	–	1,253,191
Transportation Infrastructure	–	116,622	–	116,622
Remaining Industries	33,185,682	–	–	33,185,682
Corporate Bonds
Banks	–	–	0	0
Mining	–	–	0	0
Savings & Loans	–	–	0	0
Remaining Industries	–	862,082,776	–	862,082,776
Floating Rate Loans
Personal & Household Products	–	–	0	0
Remaining Industries	–	30,326,045	–	30,326,045
Foreign Government Obligations	–	62,966,895	–	62,966,895
Government Sponsored Enterprises Pass-Throughs	–	140,382,342	–	140,382,342
Investments in Underlying Funds	–	10,667,049	–	10,667,049
Municipal Bonds	–	3,180,611	–	3,180,611
Non-Agency Commercial Mortgage-Backed Securities	–	64,764,712	2,965,977	67,730,689
Preferred Stocks	–	1,057,068	–	1,057,068
Short-Term Investments
U.S. Treasury Obligations	–	6,864,030	–	6,864,030
Repurchase Agreements	–	7,387,690	–	7,387,690
Time Deposits	–	1,495,174	–	1,495,174
Money Market Funds	13,456,565	–	–	13,456,565
Total	$56,573,095	$1,221,577,186	$2,965,977	$1,281,116,258

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$50,204	$–	$50,204
Liabilities	–	(363,772)	–	(363,772)
Forward Foreign Currency Exchange Contracts
Assets	–	1,588,984	–	1,588,984
Liabilities	–	(265,664)	–	(265,664)
Futures Contracts
Assets	1,343,928	–	–	1,343,928
Liabilities	–	–	–	–
Total	$1,343,928	$1,009,752	$–	$2,353,680

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	41

Statement of Assets and Liabilities (unaudited)

June 30, 2025

ASSETS:
Investments in securities, at cost	$1,252,922,105
Investments in Underlying Funds, at cost	10,661,342
Investments in securities, at fair value including $14,403,570 of securities loaned	$1,270,449,209
Investments in Underlying Funds, at value	10,667,049
Cash	491,787
Cash at brokers for forwards, swap contracts and TBA collateral	760,000
Deposits with brokers for futures collateral	2,059,250
Deposits with brokers for forwards and swap contracts collateral	1,579,094
Foreign cash, at value (cost $3)	3
Receivables:
Investment securities sold	144,645,231
Interest and dividends	15,753,457
Capital shares sold	1,957,428
Variation margin for futures contracts	353,108
From advisor (See Note 4)	7,313
Securities lending income	18,933
Unrealized appreciation on forward foreign currency exchange contracts	1,588,984
Prepaid expenses and other assets	11,743
Total assets	1,450,342,589
LIABILITIES:
Payables:
Investment securities purchased	293,753,241
Collateral due to broker for securities lending	14,951,739
Transfer agent fees	1,793,795
To brokers for forwards, swap contracts and TBA collateral	760,000
Management fee	440,190
Capital shares reacquired	368,601
Directors’ fees	135,123
Fund administration	37,302
Variation margin for centrally cleared swap contracts agreements	22,357
Unrealized depreciation on forward foreign currency exchange contracts	265,664
Accrued expenses and other liabilities	198,257
Total liabilities	312,726,269
Commitments and contingent liabilities	–
NET ASSETS	$1,137,616,320
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,251,779,578
Total distributable earnings (loss)	(114,163,258)
Net Assets	$1,137,616,320
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	105,513,892
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$10.78

42	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2025

Investment income:
Dividends (net of foreign withholding taxes of $24,613)	$387,502
Dividend income from Underlying Funds (See Note 11)	456,320
Securities lending net income	84,632
Interest and other	36,362,012
Total investment income	37,290,466
Expenses:
Management fee	2,661,026
Non-12b-1 service fees	1,409,220
Shareholder servicing	564,452
Fund administration	225,516
Professional	45,373
Custody	36,525
Directors’ fees	17,801
Reports to shareholders	17,716
Other	54,976
Gross expenses	5,032,605
Fees waived and expenses reimbursed (See Note 4)	(70,122)
Net expenses	4,962,483
Net investment income	32,327,983
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	(6,857,993)
Net realized gain/(loss) on futures contracts	(3,787,448)
Net realized gain/(loss) on forward foreign currency exchange contracts	(3,153,425)
Net realized gain/(loss) on swap contracts	37,317
Net realized gain/(loss) on foreign currency related transactions	4,291
Net change in unrealized appreciation/(depreciation) in Underlying Funds	(42,402)
Net change in unrealized appreciation/(depreciation) on investments	17,531,853
Net change in unrealized appreciation/(depreciation) on futures contracts	1,550,404
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	3,261,189
Net change in unrealized appreciation/(depreciation) on swap contracts	107,115
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	38,945
Net change in unrealized appreciation/(depreciation) on unfunded loan commitments	7,875
Net realized and unrealized gain/(loss)	8,697,721
Net Increase in Net Assets Resulting From Operations	$41,025,704

See Notes to Financial Statements.	43

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
Operations:
Net investment income	$32,327,983	$63,261,803
Net realized gain/(loss)	(13,757,258)	(299,158)
Net change in unrealized appreciation/(depreciation)	22,454,979	9,612,934
Net increase in net assets resulting from operations	41,025,704	72,575,579
Distributions to shareholders:	–	(63,481,707)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	51,146,365	112,843,941
Reinvestment of distributions	–	63,481,707
Cost of shares reacquired	(96,848,262)	(137,591,562)
Net increase (decrease) in net assets resulting from capital share transactions	(45,701,897)	38,734,086
Net increase (decrease) in net assets	(4,676,193)	47,827,958
NET ASSETS:
Beginning of period	$1,142,292,513	$1,094,464,555
End of period	$1,137,616,320	$1,142,292,513

44	See Notes to Financial Statements.

This page is intentionally left blank.

45

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment operations	Net invest- ment income	Net realized gain	Total distributions
6/30/2025(c)	$10.40	$0.30	$0.08	$0.38	$–	$–	$–
12/31/2024	10.32	0.60	0.09	0.69	(0.61)	–	(0.61)
12/31/2023	10.20	0.51	0.16	0.67	(0.55)	–	(0.55)
12/31/2022	12.29	0.45	(2.01)	(1.56)	(0.50)	(0.03)	(0.53)
12/31/2021	12.48	0.40	0.01	0.41	(0.39)	(0.21)	(0.60)
12/31/2020	12.08	0.44	0.43	0.87	(0.47)	–	(0.47)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

46	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$10.78	3.65	(d)	0.88	(e)	0.89	(e)	5.74	(e)	$1,137,616	155	(d)
10.40	6.72		0.89		0.89		5.65		1,142,293	284
10.32	6.55		0.89		0.90		4.97		1,094,465	259
10.20	(12.80)		0.89		0.89		4.02		1,084,170	182
12.29	3.28		0.89		0.89		3.11		1,330,920	96
12.48	7.30		0.91		0.91		3.65		1,176,259	96

See Notes to Financial Statements.	47

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2025. This report covers Bond-Debenture Portfolio (the “Fund”).

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies. The Fund also invests in the Lord Abbett Private Credit Fund (“PCF”), which is a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the Act. As of June 30, 2025, PCF is available only to the Fund and certain other investment companies managed by Lord Abbett.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for,

48

Notes to Financial Statements (unaudited)(continued)

among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Investments in the PCF are valued at their net asset value (“NAV”) each month end. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for

49

Notes to Financial Statements (unaudited)(continued)

disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned

50

Notes to Financial Statements (unaudited)(continued)

between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments is presented, if any, on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2025, the Fund did not have any unfunded loan commitments.

(d)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(e)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(f)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

51

Notes to Financial Statements (unaudited)(continued)

(g)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

The Fund’s repurchase agreements are not subject to master netting arrangements.

(i)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified- cost method.

(j)	TBA Sale Commitments–The Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

52

Notes to Financial Statements (unaudited)(continued)

(l)	Derivatives–Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Fund to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the of Statement Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Fund.

Notes i. – iv. below describe the derivatives used by the Fund.

i.	Forward Foreign Currency Exchange Contracts–The Fund is exposed to foreign currency risks associated with some or all of its portfolio investments and, during the period, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. During the period, the Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the

53

Notes to Financial Statements (unaudited)(continued)

value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

ii.	Futures Contracts–During the period, the Fund entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the period, the Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/(depreciation) on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price, foreign exchange and interest rate risks. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

54

Notes to Financial Statements (unaudited)(continued)

iii.	Swap Contracts–During the period, the Fund engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its respective portfolio. During the period, the Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/(depreciation) on swaps on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s OTC swap contracts are subject to master netting arrangements.

Inflation-Linked Swap Contracts–During the period, the Fund entered into inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain/(loss) is included in the Net change in unrealized appreciation/ (depreciation) on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain/(loss) and is included in Net realized gain/(loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

55

Notes to Financial Statements (unaudited)(continued)

iv.	Summary of Derivatives Information–As of June 30, 2025, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Statement of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(1)	Receivable, variation margin for centrally cleared swap contracts agreements	–	–	$50,204
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	$1,588,984	–
Futures Contracts(2)	Receivable, variation margin for futures contracts	$1,343,928	–	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(1)	Payable, variation margin for centrally cleared swap contracts agreements	–	–	$363,772
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$265,664	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivatives on the Statement of Operations for the six months ended June 30, 2025:

	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statement of Operations
CPI/Interest Rate Swap Contracts	$37,317	–
Forward Foreign Currency Exchange Contracts	–	$(3,153,425)
Futures Contracts	$(3,787,448)	–
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statement of Operations
CPI/Interest Rate Swap Contracts	$107,115	–
Forward Foreign Currency Exchange Contracts	–	$3,261,189
Futures Contracts	$1,550,404	–
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts	$24,573,000	–
Forward Foreign Currency Exchange Contracts	–	$60,877,323
Futures Contracts	1,182	–

56

Notes to Financial Statements (unaudited)(continued)

3.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following table illustrates gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,588,984	$–	$1,588,984
Total	$1,588,984	$–	$1,588,984

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Barclays Bank PLC	$12,012	$–	$–	$–	$12,012
Goldman Sachs	74	(74)	–	–	–
Morgan Stanley	57,695	(13,620)	–	–	44,075
State Street Bank and Trust	1,519,203	(232,365)	(970,000)	–	316,838
Total	$1,588,984	$(246,059)	$(970,000)	$–	$372,925

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$265,664	$–	$265,664
Total	$265,664	$–	$265,664

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$4,693	$–	$–	$–	$4,693
Goldman Sachs	14,986	(74)	–	–	14,912
Morgan Stanley	13,620	(13,620)	–	–	–
State Street Bank and Trust	232,365	(232,365)	–	–	–
Total	$265,664	$(246,059)	$–	$–	$19,605

57

Notes to Financial Statements (unaudited)(continued)

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2025.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2025.

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .47% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $36,525 of fund administration fees for the six months ended June 30, 2025.

For the Fund’s investment in the PCF, Lord Abbett has voluntarily agreed to waive management fees in an amount sufficient to offset the respective management fee that Lord Abbett collects from the PCF. Lord Abbett voluntarily waived the following management fees for the six months ended June 30, 2025:

Fund	Management Fee
Series Fund–Bond Debenture Portfolio	$33,597

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains

58

Notes to Financial Statements (unaudited)(continued)

are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Bond Debenture Portfolio	$–	$ –	$–	$–	$ –

The tax character of distributions paid during the period ended December 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Bond Debenture Portfolio	$–	$63,481,707	$–	$–	$63,481,707

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund–Bond Debenture Portfolio	$(68,355,586)	$(84,624,821)	$(152,980,407)

As of June 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/ (depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund–Bond Debenture Portfolio	$1,263,129,578	$41,809,316	$(21,468,956)	$20,340,360

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2025 were as follows:

U.S. Government Purchases	*	Non-U.S. Government Purchases	U.S. Government Sales	*	Non-U.S. Government Sales
$1,352,323,932		$562,222,238	$1,370,827,166		$547,288,465

*	Includes U.S. Government sponsored enterprises securities.

59

Notes to Financial Statements (unaudited)(continued)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2025, the Fund did not engage in cross-trade purchases or sales.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program

60

Notes to Financial Statements (unaudited)(continued)

(the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	TRANSACTIONS WITH AFFILIATED FUNDS

The Fund intends to obtain exposure to less liquid or illiquid private credit investments, generally involving corporate borrowers, through their investments in pooled investment vehicles, including those managed by Lord Abbett (“underlying fund”). Typically, private credit investments are not traded in public markets and are illiquid, such that an underlying fund may not be able to dispose of its holdings for extended periods, which may be several years, or at the price at which the underlying fund is valuing its investments. An underlying fund will also be illiquid, and the Fund incurs two layers of fees, with Lord Abbett potentially receiving a management fee at both levels. An underlying fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of an underlying fund or a Fund indirectly. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the underlying fund’s private credit investments will often be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

The Fund’s investment in the PCF is subject to restrictions on transfer and the Fund PCF currently expects to repurchase shares pursuant to tender offers each quarter, up to 5% of the PCF’s Common Shares outstanding, using a purchase price equal to the NAV per share as of the last calendar day of the applicable quarter. There will be no trading market for the Fund’s investments in the PCF. The Schedule of Investments lists the PCF as an investment as of period end, but does not include the underlying holdings of the PCF. The Fund indirectly bears the proportionate share of the expenses of the PCF. The Fund had the following transactions with the PCF during the six months ended June 30, 2025:

Series – Bond Debenture Portfolio(1)	Value at 12/31/2024	Contributions	Withdrawals	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 6/30/2025	Dividend Income
Lord Abbett Private Credit Fund	$6,345,814	$4,363,637	$–	$–	$(42,402)	$10,667,049	$456,320

(1)	The Fund acquired PCF shares from 1/1/2025 to 6/30/2025, at a cost of $4,363,637.

The Fund has an unfunded commitment to make investments in the PCF at a future date in the amount of $19,338,658 at period end. This unfunded commitment is not recognized in the Statement of Assets and Liabilities at period end. On February 24, 2025, all outstanding capital commitments were extinguished and the PCF has begun to take monthly subscriptions in connection with a continuous offering of its Common Shares.

61

Notes to Financial Statements (unaudited)(continued)

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2025, the market value of securities loaned and collateral received were as follows:

Fund	Market Value of Securities Loaned	Collateral Received(1)
Bond Debenture Portfolio	$14,403,570	$14,951,739

(1)	Statement of Assets and Liabilities location: Collateral due to broker for securities lending.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed

62

Notes to Financial Statements (unaudited)(continued)

by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The asset backed securities and mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage-related securities, which are issued by private institutions, not by government sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general, changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or

63

Notes to Financial Statements (unaudited)(concluded)

foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. Below investment grade senior loans may be affected by interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Shares Sold	4,867,832	10,560,827
Reinvestment of distributions	–	6,115,772
Shares reacquired	(9,214,464)	(12,891,356)
Increase (decrease)	(4,346,632)	3,785,243

64

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and

65

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

recent investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2024. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, and five- year periods, and above the median of the performance peer group for the ten-year period. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio of the Fund was equal to the median of the expense peer group and the actual management fee of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

66

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

67

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio	LASFBD-3 (08/25)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Developing Growth Portfolio

For the six-month period ended June 30, 2025

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Changes in and Disagreements with Accountants (Item 8)

19	Proxy Disclosures (Item 9)

19	Remuneration Paid to Directors, Officers, and Others (Item 10)

19	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.81%

COMMON STOCKS 99.81%

Aerospace & Defense 8.11%
AeroVironment, Inc.*	1,932	$550,523
BWX Technologies, Inc.	2,105	303,246
Karman Holdings, Inc.*(a)	14,715	741,195
Kratos Defense & Security Solutions, Inc.*	15,641	726,525
Leonardo DRS, Inc.	16,080	747,398
Loar Holdings, Inc.*	10,145	874,195
Mercury Systems, Inc.*	8,595	462,927
Rocket Lab Corp.*	14,807	529,646
Total		4,935,655

Automobile Components 0.77%
Modine Manufacturing Co.*	4,740	466,890

Beverages 1.27%
Celsius Holdings, Inc.*	10,124	469,653
Primo Brands Corp.	10,160	300,939
Total		770,592

Biotechnology 10.35%
ADMA Biologics, Inc.*	39,932	727,162
Arcellx, Inc.*	6,137	404,122
Ascendis Pharma AS ADR*	3,499	603,927
Bridgebio Pharma, Inc.*	20,294	876,295
Insmed, Inc.*	10,396	1,046,254
Madrigal Pharmaceuticals, Inc.*	1,928	583,490
Merus NV (Netherlands)*(b)	5,185	272,731
Mirum Pharmaceuticals, Inc.*	8,587	436,992
Natera, Inc.*	2,760	466,274
PTC Therapeutics, Inc.*	8,735	426,617
TG Therapeutics, Inc.*	12,777	459,844
Total		6,303,708

Broadline Retail 2.17%
Ollie’s Bargain Outlet Holdings, Inc.*	10,036	1,322,544
Investments	Shares	Fair Value
Capital Markets 2.90%
Evercore, Inc. Class A	2,445	$660,199
Piper Sandler Cos.	1,595	443,314
StoneX Group, Inc.*	7,252	660,947
Total		1,764,460

Communications Equipment 1.10%
Calix, Inc.*	12,626	671,577

Construction & Engineering 8.26%
Argan, Inc.	3,839	846,423
Comfort Systems USA, Inc.	2,475	1,327,120
Construction Partners, Inc. Class A*	8,716	926,336
IES Holdings, Inc.*	2,654	786,194
MasTec, Inc.*	6,714	1,144,267
Total		5,030,340

Consumer Staples Distribution & Retail 2.20%
Maplebear, Inc.*	13,065	591,060
Sprouts Farmers Market, Inc.*	4,537	746,972
Total		1,338,032

Diversified Consumer Services 6.12%
Adtalem Global Education, Inc.*	6,480	824,451
Duolingo, Inc.*	1,963	804,869
Stride, Inc.*	6,654	966,094
Universal Technical Institute, Inc.*	33,379	1,131,214
Total		3,726,628

Electronic Equipment, Instruments & Components 3.58%
Badger Meter, Inc.	2,493	610,660
Fabrinet (Thailand)*(b)	1,751	515,985
Mirion Technologies, Inc.*	48,886	1,052,516
Total		2,179,161

Financial Services 1.68%
Chime Financial, Inc. Class A*	13,855	478,136
Remitly Global, Inc.*	29,095	546,113
Total		1,024,249

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Shares	Fair Value
Food Products 0.57%
Vital Farms, Inc.*	9,001	$346,719

Health Care Equipment & Supplies 3.89%
iRhythm Technologies, Inc.*	6,533	1,005,821
Penumbra, Inc.*	2,773	711,635
PROCEPT BioRobotics Corp.*	5,522	318,067
TransMedics Group, Inc.*	2,492	333,953
Total		2,369,476

Health Care Providers & Services 3.88%
GeneDx Holdings Corp.*	7,733	713,833
Guardant Health, Inc.*	20,060	1,043,923
Hinge Health, Inc. Class A*(a)	11,687	604,802
Total		2,362,558

Health Care Technology 2.70%
Doximity, Inc. Class A*	8,049	493,726
Waystar Holding Corp.*	28,072	1,147,302
Total		1,641,028

Hotels, Restaurants & Leisure 6.69%
Cava Group, Inc.*	3,794	319,569
Dutch Bros, Inc. Class A*	12,887	881,084
Life Time Group Holdings, Inc.*	33,653	1,020,695
Planet Fitness, Inc. Class A*	7,245	790,067
Sportradar Group AG Class A (Switzerland)*(b)	17,000	477,360
Wingstop, Inc.	1,732	583,234
Total		4,072,009

Interactive Media & Services 1.33%
Reddit, Inc. Class A*	5,393	812,024

Machinery 2.67%
Crane Co.	4,488	852,226
RBC Bearings, Inc.*	2,008	772,679
Total		1,624,905

Metals & Mining 2.24%
Carpenter Technology Corp.	4,943	1,366,146
Investments	Shares	Fair Value
Personal Care Products 0.55%
Oddity Tech Ltd. Class A (Israel)*(b)	4,399	$331,993

Pharmaceuticals 3.17%
Tarsus Pharmaceuticals, Inc.*	12,687	513,950
Verona Pharma PLC ADR*	14,969	1,415,768
Total		1,929,718

Professional Services 0.72%
ExlService Holdings, Inc.*	10,072	441,053

Semiconductors & Semiconductor Equipment 9.16%
Astera Labs, Inc.*	11,642	1,052,670
Credo Technology Group Holding Ltd.*	18,260	1,690,693
MACOM Technology Solutions Holdings, Inc.*	6,315	904,876
Nova Ltd. (Israel)*(b)	3,321	913,939
Rambus, Inc.*	7,186	460,048
SiTime Corp.*	2,618	557,844
Total		5,580,070

Software 12.91%
Commvault Systems, Inc.*	2,457	428,329
CyberArk Software Ltd. (Israel)*(b)	3,487	1,418,790
Guidewire Software, Inc.*	5,122	1,205,975
Intapp, Inc.*	7,589	391,744
Klaviyo, Inc. Class A*	26,498	889,803
Life360, Inc.*	4,861	317,180
Monday.com Ltd. (Israel)*(b)	1,989	625,501
Q2 Holdings, Inc.*	11,784	1,102,864
Rubrik, Inc. Class A*	11,240	1,006,992
ServiceTitan, Inc. Class A*	4,395	471,056
Total		7,858,234

Trading Companies & Distributors 0.82%
FTAI Aviation Ltd.	4,366	502,265
Total Common Stocks (cost $48,390,186)		60,772,034

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.84%

Repurchase Agreements 1.71%
Repurchase Agreement dated 6/30/2025, 4.000% due 7/1/2025 with Fixed Income Clearing Corp. collateralized by $1,060,300 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $1,060,428; proceeds: $1,039,662 (cost $1,039,547)	$1,039,547	$1,039,547

Time Deposits 0.21%
CitiBank N.A.(c) (cost $129,976)	129,976	129,976
Investments	Shares	Fair Value
Money Market Funds 1.92%
Fidelity Government Portfolio(c) (cost $1,169,780)	1,169,780	$1,169,780
Total Short-Term Investments (cost $2,339,303)		2,339,303
Total Investments in Securities 103.65% (cost $50,729,489)		63,111,337
Other Assets and Liabilities – Net (3.65)%		(2,221,517)
Net Assets 100.00%		$60,889,820

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$60,772,034	$–	$–	$60,772,034
Short-Term Investments
Repurchase Agreements	–	1,039,547	–	1,039,547
Time Deposits	–	129,976	–	129,976
Money Market Funds	1,169,780	–	–	1,169,780
Total	$61,941,814	$1,169,523	$–	$63,111,337

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

June 30, 2025

ASSETS:
Investments in securities, at cost	$50,729,489
Investments in securities, at fair value including $1,332,387 of securities loaned	$63,111,337
Receivables:
From advisor (See Note 3)	9,755
Capital shares sold	937
Interest	116
Securities lending income	2,820
Prepaid expenses	1,047
Total assets	63,126,012
LIABILITIES:
Payables:
Collateral due to broker for securities lending	1,299,756
Capital shares reacquired	741,539
Investment securities purchased	63,112
Transfer agent fees	43,999
Management fee	36,810
Directors’ fees	7,386
Fund administration	1,963
Accrued expenses	41,627
Total liabilities	2,236,192
Commitments and contingent liabilities	–
NET ASSETS	$60,889,820
COMPOSITION OF NET ASSETS:
Paid-in capital	$68,843,265
Total distributable earnings (loss)	(7,953,445)
Net Assets	$60,889,820
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	2,103,412
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$28.95

4	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2025

Investment income:
Dividends	$42,752
Securities lending net income	7,185
Interest and other	25,729
Total investment income	75,666
Expenses:
Management fee	224,880
Non-12b-1 service fees	74,860
Shareholder servicing	30,618
Professional	20,598
Fund administration	11,994
Custody	6,035
Reports to shareholders	1,992
Directors’ fees	1,006
Other	6,939
Gross expenses	378,922
Fees waived and expenses reimbursed (See Note 3)	(67,088)
Net expenses	311,834
Net investment loss	(236,168)
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	2,274,622
Net change in unrealized appreciation/(depreciation) on investments	(3,113,694)
Net realized and unrealized gain/(loss)	(839,072)
Net Decrease in Net Assets Resulting From Operations	$(1,075,240)

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
Operations:
Net investment loss	$(236,168)	$(545,862)
Net realized gain/(loss)	2,274,622	9,933,687
Net change in unrealized appreciation/(depreciation)	(3,113,694)	4,208,795
Net increase (decrease) in net assets resulting from operations	(1,075,240)	13,596,620
Distributions to shareholders:	–	(104,342)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	2,510,619	7,033,239
Reinvestment of distributions	–	104,342
Cost of shares reacquired	(9,529,960)	(18,449,647)
Net decrease in net assets resulting from capital share transactions	(7,019,341)	(11,312,066)
Net increase (decrease) in net assets	(8,094,581)	2,180,212
NET ASSETS:
Beginning of period	$68,984,401	$66,804,189
End of period	$60,889,820	$68,984,401

6	See Notes to Financial Statements.

This page is intentionally left blank.

7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2025(c)	$29.23	$(0.11)	$ (0.17)	$ (0.28)	$ –	$ –	$ –
12/31/2024	23.96	(0.21)	5.52	5.31	(0.04)	–	(0.04)
12/31/2023	22.15	(0.18)	1.99	1.81	–	–	–
12/31/2022	34.61	(0.18)	(12.28)	(12.46)	–	–	–
12/31/2021	47.18	(0.42)	(0.93)	(1.35)	–	(11.22)	(11.22)
12/31/2020	29.88	(0.30)	22.17	21.87	–	(4.57)	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

8	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$28.95	(0.96	)(d)	1.04	(e)	1.27	(e)	(0.79	)(e)	$60,890	75	(d)
29.23	22.18		1.04		1.25		(0.78)		68,984	101
23.96	8.17		1.04		1.25		(0.77)		66,804	139
22.15	(35.98)		1.04		1.30		(0.74)		68,892	125
34.61	(2.75)		1.04		1.15		(0.87)		116,990	121
47.18	72.60		1.04		1.24		(0.84)		137,300	113

See Notes to Financial Statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2025. This report covers Developing Growth Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies. The Fund generally is not available for purchase by new investors, existing shareholders may continue to purchase Fund shares.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett

10

Notes to Financial Statements (unaudited)(continued)

has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level

11

Notes to Financial Statements (unaudited)(continued)

of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

12

Notes to Financial Statements (unaudited)(continued)

(e)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

The Fund’s repurchase agreements are not subject to master netting arrangements.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $100 million	.75%
Over $100 million	.50%

For the six months ended June 30, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .55% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $6,035 of fund administration fees for the six months ended June 30, 2025.

For the six months ended June 30, 2025 and continuing through April 30, 2026, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses (excluding certain expenses, such as acquired fund fees and expenses, if applicable) to an annual rate of 1.04%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’

13

Notes to Financial Statements (unaudited)(continued)

accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Developing Growth Portfolio	$ –	$ –	$ –	$ –	$ –

The tax character of distributions paid during the period ended December 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Developing Growth Portfolio	$ –	$104,342	$ –	$ –	$ –

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund-Developing Growth Portfolio	$(21,880,378)	$ –	$(21,880,378)

As of June 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Developing Growth Portfolio	$51,326,105	$12,774,021	$(988,789)	$11,785,232

14

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2025 were as follows:

Purchases	Sales
$44,772,388	$50,125,486

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2025.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2025, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

15

Notes to Financial Statements (unaudited)(continued)

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2025, the market value of securities loaned and collateral received were as follows:

Fund	Market Value of Securities Loaned	Collateral Received(1)
Developing Growth Portfolio	$1,332,387	$1,299,756

(1)	Statement of Assets and Liabilities location: Collateral due to broker for securities lending.

16

Notes to Financial Statements (unaudited)(continued)

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. The shares of small and mid-sized companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

17

Notes to Financial Statements (unaudited)(concluded)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Shares sold	96,707	257,078
Reinvestment of distributions	–	3,554
Shares reacquired	(353,071)	(688,464)
Decrease	(256,364)	(427,832)

18

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and recent investments undertaken to enhance its compliance oversight. The Board also observed that

19

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and an appropriate benchmark as of various periods ended June 30, 2024. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period but below the median of the performance peer group for the three-, five-, and ten-year periods. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

20

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoint in the level of the management fee, and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

21

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Developing Growth Portfolio	SFDG-PORT-3 (08/25)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund — Dividend Growth Portfolio

For the six-month period ended June 30, 2025

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Changes in and Disagreements with Accountants (Item 8)

19	Proxy Disclosures (Item 9)

19	Remuneration Paid to Directors, Officers, and Others (Item 10)

19	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.37%

COMMON STOCKS 97.37%

Aerospace & Defense 1.18%
Northrop Grumman Corp.	4,425	$2,212,412

Banks 7.08%
Bank of America Corp.	62,941	2,978,368
JPMorgan Chase & Co.	22,325	6,472,241
Wells Fargo & Co.	47,173	3,779,501
Total		13,230,110

Beverages 1.69%
Coca-Cola Co.	44,521	3,149,861

Biotechnology 1.47%
AbbVie, Inc.	14,823	2,751,445

Building Products 0.75%
Allegion PLC (Ireland)(a)	9,715	1,400,126

Capital Markets 7.91%
Ameriprise Financial, Inc.	2,508	1,338,595
ARES Management Corp. Class A	9,780	1,693,896
Charles Schwab Corp.	49,915	4,554,244
Morgan Stanley	31,001	4,366,801
S&P Global, Inc.	5,390	2,842,093
Total		14,795,629

Chemicals 2.60%
Linde PLC	6,314	2,962,402
Sherwin-Williams Co.	5,541	1,902,558
Total		4,864,960

Commercial Services & Supplies 0.49%
Cintas Corp.	4,135	921,567

Construction Materials 1.80%
CRH PLC	36,689	3,368,050
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 4.11%
Costco Wholesale Corp.	2,553	$2,527,317
Walmart, Inc.	52,758	5,158,677
Total		7,685,994

Electric: Utilities 2.43%
Entergy Corp.	30,612	2,544,470
NextEra Energy, Inc.	28,834	2,001,656
Total		4,546,126

Financial Services 2.51%
Mastercard, Inc. Class A	8,336	4,684,332

Ground Transportation 1.22%
Old Dominion Freight Line, Inc.	14,003	2,272,687

Health Care Equipment & Supplies 3.72%
Abbott Laboratories	30,907	4,203,661
Stryker Corp.	6,961	2,753,981
Total		6,957,642

Health Care Providers & Services 0.55%
UnitedHealth Group, Inc.	3,302	1,030,125

Hotels, Restaurants & Leisure 1.28%
McDonald’s Corp.	8,184	2,391,119

Information Technology Services 0.50%
Accenture PLC Class A (Ireland)(a)	3,140	938,515

Insurance 3.51%
Arthur J Gallagher & Co.	11,863	3,797,584
Chubb Ltd. (Switzerland)(a)	9,563	2,770,592
Total		6,568,176

Life Sciences Tools & Services 0.72%
Danaher Corp.	6,817	1,346,630

Machinery 3.21%
Deere & Co.	3,996	2,031,926
Parker-Hannifin Corp.	5,685	3,970,802
Total		6,002,728

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Shares	Fair Value
Metals & Mining 0.72%
Steel Dynamics, Inc.	10,568	$1,352,810

Multi-Utilities 1.39%
CMS Energy Corp.	37,590	2,604,235

Oil, Gas & Consumable Fuels 4.53%
Enbridge, Inc. (Canada)(a)	80,679	3,656,372
Exxon Mobil Corp.	44,593	4,807,126
Total		8,463,498

Pharmaceuticals 3.74%
Eli Lilly & Co.	4,331	3,376,144
Johnson & Johnson	23,682	3,617,426
Total		6,993,570

Professional Services 0.71%
Verisk Analytics, Inc.	4,276	1,331,974

Semiconductors & Semiconductor Equipment 15.36%
Analog Devices, Inc.	11,863	2,823,631
Broadcom, Inc.	32,370	8,922,790
Lam Research Corp.	33,343	3,245,608
NVIDIA Corp.	63,843	10,086,556
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,090	3,644,224
Total		28,722,809

Software 12.28%
Microsoft Corp.	31,772	15,803,710
Oracle Corp.	14,866	3,250,154
Roper Technologies, Inc.	3,726	2,112,046
SAP SE ADR	5,865	1,783,546
Total		22,949,456

Specialty Retail 3.89%
Home Depot, Inc.	4,574	1,677,011
Lowe’s Cos., Inc.	10,410	2,309,667
TJX Cos., Inc.	26,548	3,278,413
Total		7,265,091
Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 2.03%
Apple, Inc.	18,502	$3,796,055

Tobacco 3.11%
Philip Morris International, Inc.	31,886	5,807,397

Trading Companies & Distributors 0.88%
Watsco, Inc.	3,733	1,648,567
Total Common Stocks (cost $135,328,064)		182,053,696

	Principal Amount

SHORT-TERM INVESTMENTS 3.14%

Repurchase Agreements 3.14%
Repurchase Agreement dated 6/30/2025, 4.000% due 7/1/2025 with Fixed Income Clearing Corp. collateralized by $5,986,300 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $5,986,835; proceeds: $5,869,966 (cost $5,869,314)	$5,869,314	5,869,314
Total Investments in Securities 100.51% (cost $141,197,378)		187,923,010
Other Assets and Liabilities – Net (0.51)%		(954,485)
Net Assets 100.00%		$186,968,525

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2025

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$182,053,696	$–	$–	$182,053,696
Short-Term Investments
Repurchase Agreements	–	5,869,314	–	5,869,314
Total	$182,053,696	$5,869,314	$–	$187,923,010

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

June 30, 2025

ASSETS:
Investments in securities, at cost	$141,197,378
Investments in securities, at fair value	$187,923,010
Foreign cash, at value (cost $31)	34
Receivables:
Interest and dividends	117,201
Capital shares sold	33,667
Prepaid expenses	150
Total assets	188,074,062
LIABILITIES:
Payables:
Transfer agent fees	458,671
Investment securities purchased	350,104
Capital shares reacquired	141,498
Management fee	82,602
Directors’ fees	20,816
Fund administration	6,008
Accrued expenses	45,838
Total liabilities	1,105,537
Commitments and contingent liabilities	–
NET ASSETS	$186,968,525
COMPOSITION OF NET ASSETS:
Paid-in capital	$125,563,011
Total distributable earnings (loss)	61,405,514
Net Assets	$186,968,525
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	9,490,171
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$19.70

4	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2025

Investment income:
Dividends (net of foreign withholding taxes of $20,880)	$1,397,657
Interest and other	41,669
Total investment income	1,439,326
Expenses:
Management fee	484,488
Non-12b-1 service fees	220,111
Shareholder servicing	88,307
Fund administration	35,235
Professional	24,620
Reports to shareholders	4,458
Directors’ fees	2,815
Custody	2,059
Other	14,963
Gross expenses	877,056
Fees waived and expenses reimbursed (See Note 3)	(4,977)
Net expenses	872,079
Net investment income	567,247
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	11,453,993
Net realized gain/(loss) on foreign currency related transactions	1,029
Net change in unrealized appreciation/(depreciation) on investments	(2,079,927)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(524)
Net realized and unrealized gain/(loss)	9,374,571
Net Increase in Net Assets Resulting From Operations	$9,941,818

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
Operations:
Net investment income	$567,247	$1,034,388
Net realized gain/(loss)	11,455,022	12,825,847
Net change in unrealized appreciation/(depreciation)	(2,080,451)	23,339,791
Net increase in net assets resulting from operations	9,941,818	37,200,026
Distributions to shareholders:	–	(11,562,355)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	18,007,208	12,740,875
Reinvestment of distributions	–	11,562,355
Cost of shares reacquired	(28,191,911)	(41,771,163)
Net decrease in net assets resulting from capital share transactions	(10,184,703)	(17,467,933)
Net increase (decrease) in net assets	(242,885)	8,169,738
NET ASSETS:
Beginning of period	$187,211,410	$179,041,672
End of period	$186,968,525	$187,211,410

6	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2025(c)	$18.58	$0.06	$ 1.06	$ 1.12	$ –	$ –	$ –
12/31/2024	16.21	0.10	3.48	3.58	(0.11)	(1.10)	(1.21)
12/31/2023	14.86	0.12	2.29	2.41	(0.13)	(0.93)	(1.06)
12/31/2022	20.27	0.15	(2.91)	(2.76)	(0.15)	(2.50)	(2.65)
12/31/2021	17.93	0.15	4.38	4.53	(0.15)	(2.04)	(2.19)
12/31/2020	15.96	0.16	2.28	2.44	(0.16)	(0.31)	(0.47)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

8	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$19.70	6.03	(d)	0.99	(e)	1.00	(e)	0.64	(e)	$186,969	24	(d)
18.58	22.14		0.99		0.99		0.55		187,211	26
16.21	16.33		0.99		1.00		0.76		179,042	47
14.86	(13.55)		0.99		1.01		0.86		159,988	56
20.27	25.62		0.99		1.01		0.75		220,150	44
17.93	15.42		0.99		1.02		1.01		188,797	64

See Notes to Financial Statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2025. This report covers Dividend Growth Portfolio (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing,

Notes to Financial Statements (unaudited)(continued)

applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the

Notes to Financial Statements (unaudited)(continued)

lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

Notes to Financial Statements (unaudited)(continued)

(e)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

The Fund’s repurchase agreements are not subject to master netting arrangements.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.55%
Over $2 billion	.49%

For the six months ended June 30, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .55% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $2,059 of fund administration fees for the six months ended June 30, 2025.

For the six months ended June 30, 2025 and continuing through April 30, 2026, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses (excluding certain expenses, such as acquired fund fees and expenses, if applicable) to an annual rate of 0.99%. This agreement may be terminated only upon the approval of the Board.

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Dividend Growth Portfolio	$–	$–	$–	$–	$–

The tax character of distributions paid during the period ended December 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Dividend Growth Portfolio	$–	$1,025,812	$10,536,543	$–	$11,562,355

As of June 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Dividend Growth Portfolio	$141,953,216	$48,787,176	$(2,817,382)	$45,969,794

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2025 were as follows:

Purchases	Sales
$43,444,652	$57,771,697

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2025.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2025, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

Notes to Financial Statements (unaudited)(continued)

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2025, the Fund did not have any securities on loan.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend.

Notes to Financial Statements (unaudited)(continued)

At times, the performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform.

The Fund’s exposure to foreign companies and markets presents increased market, industry and sector, liquidity, currency, political and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

Notes to Financial Statements (unaudited)(concluded)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Shares sold	958,433	687,279
Reinvestment of distributions	–	625,553
Shares reacquired	(1,542,302)	(2,284,608)
Decrease	(583,869)	(971,776)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and recent investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and an appropriate benchmark as of various periods ended June 30, 2024. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that, although the net total expense ratio of the Fund was above the median of the expense peer group, the actual management fee of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoint in the level of the management fee, and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Dividend Growth Portfolio	SFCS-PORT-3 (08/25)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Series Fund — Fundamental Equity Portfolio

For the six-month period ended June 30, 2025

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

18	Changes in and Disagreements with Accountants (Item 8)

18	Proxy Disclosures (Item 9)

18	Remuneration Paid to Directors, Officers, and Others (Item 10)

18	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 95.57%

COMMON STOCKS 95.57%

Aerospace & Defense 4.81%
Boeing Co.*	21,010	$4,402,225
RTX Corp.	34,856	5,089,673
Total		9,491,898

Banks 6.56%
JPMorgan Chase & Co.	28,054	8,133,135
Wells Fargo & Co.	60,175	4,821,221
Total		12,954,356

Beverages 3.01%
Carlsberg AS Class B(a)	24,956	3,535,848
Coca-Cola Consolidated, Inc.	21,550	2,406,058
Total		5,941,906

Biotechnology 2.87%
AbbVie, Inc.	16,817	3,121,572
United Therapeutics Corp.*	8,827	2,536,438
Total		5,658,010

Building Products 3.38%
A.O. Smith Corp.	39,630	2,598,539
Allegion PLC (Ireland)(b)	28,265	4,073,552
Total		6,672,091

Capital Markets 8.93%
Charles Schwab Corp.	52,404	4,781,341
KKR & Co., Inc.	21,877	2,910,297
Morgan Stanley	19,876	2,799,734
Nasdaq, Inc.	35,948	3,214,470
SEI Investments Co.	43,592	3,917,177
Total		17,623,019

Construction & Engineering 2.89%
AECOM	16,810	1,897,177
EMCOR Group, Inc.	7,136	3,816,975
Total		5,714,152

Construction Materials 1.37%
CRH PLC	29,542	2,711,956
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 1.41%
BJ’s Wholesale Club Holdings, Inc.*	25,734	$2,774,897

Electric: Utilities 3.02%
Entergy Corp.	36,996	3,075,108
IDACORP, Inc.	25,010	2,887,404
Total		5,962,512

Electronic Equipment, Instruments & Components 4.85%
Jabil, Inc.	19,580	4,270,398
Keysight Technologies, Inc.*	16,950	2,777,427
TD SYNNEX Corp.	18,647	2,530,398
Total		9,578,223

Financial Services 1.33%
Fiserv, Inc.*	15,206	2,621,666

Health Care Providers & Services 2.02%
Labcorp Holdings, Inc.	15,212	3,993,302

Insurance 9.61%
Aon PLC Class A (United Kingdom)(b)	11,337	4,044,588
Arch Capital Group Ltd.	41,133	3,745,160
Arthur J Gallagher & Co.	12,150	3,889,458
Kemper Corp.	58,029	3,745,192
RenaissanceRe Holdings Ltd.	14,606	3,547,797
Total		18,972,195

Interactive Media & Services 3.04%
Alphabet, Inc. Class A	34,000	5,991,820

Life Sciences Tools & Services 0.78%
Thermo Fisher Scientific, Inc.	3,810	1,544,803

Machinery 3.34%
AGCO Corp.	27,920	2,880,227
Parker-Hannifin Corp.	5,306	3,706,082
Total		6,586,309

Metals & Mining 1.51%
Steel Dynamics, Inc.	23,249	2,976,105

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Shares	Fair Value
Multi-Utilities 1.61%
CMS Energy Corp.	45,790	$3,172,331

Oil, Gas & Consumable Fuels 6.63%
Expand Energy Corp.	30,789	3,600,466
Permian Resources Corp.	197,790	2,693,900
Shell PLC ADR	54,445	3,833,472
Williams Cos., Inc.	47,230	2,966,516
Total		13,094,354

Pharmaceuticals 0.89%
Teva Pharmaceutical Industries Ltd. ADR*	105,070	1,760,973

Professional Services 3.10%
CACI International, Inc. Class A*	6,007	2,863,537
Genpact Ltd.	74,124	3,262,197
Total		6,125,734

Real Estate Management & Development 1.46%
CBRE Group, Inc. Class A*	20,574	2,882,829

Semiconductors & Semiconductor Equipment 4.11%
Silicon Motion Technology Corp. ADR	52,118	3,917,710
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,509	4,192,103
Total		8,109,813

Software 3.12%
Microsoft Corp.	12,369	6,152,464

Specialty Retail 6.14%
AutoZone, Inc.*	1,025	3,805,036
Dick’s Sporting Goods, Inc.	15,560	3,077,924
Lowe’s Cos., Inc.	16,119	3,576,322
Ross Stores, Inc.	13,050	1,664,919
Total		12,124,201
Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 1.77%
NetApp, Inc.	32,829	$3,497,930

Trading Companies & Distributors 2.01%
AerCap Holdings NV (Ireland)(b)	33,945	3,971,565
Total Common Stocks (cost $159,954,629)		188,661,414

	Principal Amount

SHORT-TERM INVESTMENTS 2.66%

Repurchase Agreements 2.66%
Repurchase Agreement dated 6/30/2025, 4.000% due 7/1/2025 with Fixed Income Clearing Corp. collateralized by $5,353,700 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $5,354,119; proceeds: $5,249,718 (cost $5,249,135)	$5,249,135	5,249,135
Total Investments in Securities 98.23% (cost $165,203,764)		193,910,549
Other Assets and Liabilities – Net 1.77%		3,484,221
Net Assets 100.00%		$197,394,770

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2025

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$2,406,058	$3,535,848	$–	$5,941,906
Remaining Industries	182,719,508	–	–	182,719,508
Short-Term Investments
Repurchase Agreements	–	5,249,135	–	5,249,135
Total	$185,125,566	$8,784,983	$–	$193,910,549

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

June 30, 2025

ASSETS:
Investments in securities, at cost	$165,203,764
Investments in securities, at fair value	$193,910,549
Cash	2
Receivables:
Capital shares sold	6,057,235
Interest and dividends	65,371
From advisor (See Note 3)	16,151
Prepaid expenses	193
Total assets	200,049,501
LIABILITIES:
Payables:
Investment securities purchased	2,110,678
Transfer agent fees	238,417
Management fee	109,493
Capital shares reacquired	60,759
Directors’ fees	35,782
Fund administration	5,840
Foreign currency overdraft (cost $5)	5
Accrued expenses	93,757
Total liabilities	2,654,731
Commitments and contingent liabilities	–
NET ASSETS	$197,394,770
COMPOSITION OF NET ASSETS:
Paid-in capital	$156,048,255
Total distributable earnings (loss)	41,346,515
Net Assets	$197,394,770
Outstanding shares (110 million shares of common stock authorized, $.001 par value)	10,361,734
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$19.05

4	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2025

Investment income:
Dividends (net of foreign withholding taxes of $19,639)	$1,516,354
Interest and other	33,958
Total investment income	1,550,312
Expenses:
Management fee	703,166
Non-12b-1 service fees	235,499
Shareholder servicing	94,861
Fund administration	37,738
Professional	22,839
Reports to shareholders	9,655
Custody	5,185
Directors’ fees	3,165
Other	17,151
Gross expenses	1,129,259
Fees waived and expenses reimbursed (See Note 3)	(110,326)
Net expenses	1,018,933
Net investment income	531,379
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	9,312,059
Net realized gain/(loss) on foreign currency related transactions	(1,445)
Net change in unrealized appreciation/(depreciation) on investments	(6,047,321)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	4,216
Net realized and unrealized gain/(loss)	3,267,509
Net Increase in Net Assets Resulting From Operations	$3,798,888

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
Operations:
Net investment income	$531,379	$1,634,022
Net realized gain/(loss)	9,310,614	23,465,737
Net change in unrealized appreciation/(depreciation)	(6,043,105)	10,968,246
Net increase in net assets resulting from operations	3,798,888	36,068,005
Distributions to shareholders:	–	(13,523,989)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	55,425,358	2,491,219
Reinvestment of distributions	–	13,523,989
Cost of shares reacquired	(81,147,131)	(50,763,179)
Net decrease in net assets resulting from capital share transactions	(25,721,773)	(34,747,971)
Net decrease in net assets	(21,922,885)	(12,203,955)
NET ASSETS:
Beginning of period	$219,317,655	$231,521,610
End of period	$197,394,770	$219,317,655

6	See Notes to Financial Statements.

This page is intentionally left blank.

7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2025(c)	$18.37	$0.05	$0.63		$0.68	$–	$–	$–
12/31/2024	16.79	0.13	2.65		2.78	(0.14)	(1.06)	(1.20)
12/31/2023	15.16	0.11	2.11		2.22	(0.10)	(0.49)	(0.59)
12/31/2022	20.11	0.18	(2.62)		(2.44)	(0.19)	(2.32)	(2.51)
12/31/2021	16.61	0.15	4.36		4.51	(0.16)	(0.85)	(1.01)
12/31/2020	16.55	0.22	0.05	(f)	0.27	(0.19)	(0.02)	(0.21)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

8	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$19.05	3.70	(d)	1.08	(e)	1.20	(e)	0.56	(e)	$197,395	53	(d)
18.37	16.65		1.08		1.19		0.71		219,318	52
16.79	14.63		1.08		1.20		0.68		231,522	102
15.16	(11.98)		1.08		1.21		1.03		173,600	62
20.11	27.31		1.08		1.17		0.78		315,166	76
16.61	1.77		1.08		1.19		1.48		302,203	130

See Notes to Financial Statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2025. This report covers Fundamental Equity Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation—Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect

10

Notes to Financial Statements (unaudited)(continued)

fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements—Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

11

Notes to Financial Statements (unaudited)(continued)

A summary of inputs used in valuing the Fund’s investments as of June 30, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses—Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes—It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Investment Income—Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

(f)	Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its

12

Notes to Financial Statements (unaudited)(continued)

instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

The Fund’s repurchase agreements are not subject to master netting arrangements.

(g)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .63% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $5,185 of fund administration fees for the six months ended June 30, 2025.

For the six months ended June 30, 2025 and continuing through April 30, 2026, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses (excluding certain expenses such as acquired fund fees and expenses, if applicable) to an annual rate of 1.08%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

13

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Fundamental Equity Portfolio	$–	$–	$–	$–	$–

The tax character of distributions paid during the period ended December 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Fundamental Equity Portfolio	$–	$5,393,603	$8,130,386	$–	$13,523,989

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund-Fundamental Equity Portfolio	$(248,731)	$ –	$(248,731)

As of June 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Fundamental Equity Portfolio	$167,581,016	$28,350,706	$(2,021,173)	$26,329,533

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2025 were as follows:

Purchases	Sales
$101,715,862	$134,444,417

14

Notes to Financial Statements (unaudited)(continued)

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2025.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2025, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

15

Notes to Financial Statements (unaudited)(continued)

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2025, the Fund did not have any securities on loan.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for

16

Notes to Financial Statements (unaudited)(concluded)

above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Shares sold	2,979,553	134,788
Reinvestment of distributions	–	745,123
Shares reacquired	(4,559,518)	(2,730,032)
Decrease	(1,579,965)	(1,850,121)

17

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and recent investments undertaken to enhance its compliance oversight. The Board also observed that

18

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2024. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period but below the median of the performance peer group for the three-, five-, and ten-year periods. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, the expense levels of the Fund’s expense peer group and the nature of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both above the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

19

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee, and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Fundamental Equity Portfolio	SFFE-PORT-3 (08/25)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund — Growth and Income Portfolio

For the six-month period ended June 30, 2025

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

18	Changes in and Disagreements with Accountants (Item 8)

18	Proxy Disclosures (Item 9)

18	Remuneration Paid to Directors, Officers, and Others (Item 10)

18	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)
June 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.91%

COMMON STOCKS 98.91%

Aerospace & Defense 5.05%
Boeing Co.*	54,677	$11,456,472
RTX Corp.	88,687	12,950,076
Total		24,406,548

Banks 7.02%
JPMorgan Chase & Co.	71,248	20,655,507
Wells Fargo & Co.	165,615	13,269,074
Total		33,924,581

Beverages 1.86%
Carlsberg AS Class B(a)	63,516	8,999,156

Biotechnology 4.46%
AbbVie, Inc.	52,537	9,751,918
Gilead Sciences, Inc.	46,560	5,162,107
United Therapeutics Corp.*	23,143	6,650,141
Total		21,564,166

Building Products 2.02%
Allegion PLC (Ireland)(b)	67,847	9,778,110

Capital Markets 9.33%
Charles Schwab Corp.	135,742	12,385,100
KKR & Co., Inc.	55,732	7,414,028
Morgan Stanley	50,595	7,126,812
Nasdaq, Inc.	91,819	8,210,455
SEI Investments Co.	110,580	9,936,719
Total		45,073,114

Construction & Engineering 3.49%
AECOM	62,800	7,087,608
EMCOR Group, Inc.	18,267	9,770,836
Total		16,858,444

Construction Materials 1.50%
CRH PLC	79,256	7,275,701

Consumer Finance 1.11%
American Express Co.	16,780	5,352,484
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 1.63%
BJ’s Wholesale Club Holdings, Inc.*	72,978	$7,869,218

Electric: Utilities 2.33%
Entergy Corp.	78,054	6,487,848
FirstEnergy Corp.	118,103	4,754,827
Total		11,242,675

Electronic Equipment, Instruments & Components 4.88%
Jabil, Inc.	47,930	10,453,533
Keysight Technologies, Inc.*	47,420	7,770,241
TD SYNNEX Corp.	39,557	5,367,885
Total		23,591,659

Financial Services 1.15%
Fiserv, Inc.*	32,138	5,540,913

Health Care Providers & Services 3.76%
Labcorp Holdings, Inc.	34,843	9,146,636
McKesson Corp.	12,325	9,031,513
Total		18,178,149

Industrial REITS 1.41%
Prologis, Inc.	64,992	6,831,959

Insurance 9.40%
Allstate Corp.	38,996	7,850,285
Aon PLC Class A (United Kingdom)(b)	26,384	9,412,756
Arch Capital Group Ltd.	96,636	8,798,708
Arthur J Gallagher & Co.	31,462	10,071,615
RenaissanceRe Holdings Ltd.	38,364	9,318,615
Total		45,451,979

Interactive Media & Services 3.17%
Alphabet, Inc. Class A	86,885	15,311,744

Life Sciences Tools & Services 1.01%
Thermo Fisher Scientific, Inc.	11,988	4,860,654

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)
June 30, 2025

Investments	Shares	Fair Value
Machinery 3.47%
AGCO Corp.	71,000	$7,324,360
Parker-Hannifin Corp.	13,502	9,430,742
Total		16,755,102

Metals & Mining 1.61%
Steel Dynamics, Inc.	60,651	7,763,934

Multi-Utilities 1.57%
CMS Energy Corp.	109,820	7,608,330

Oil, Gas & Consumable Fuels 6.95%
Expand Energy Corp.	76,054	8,893,755
Permian Resources Corp.	550,750	7,501,215
Shell PLC ADR	154,033	10,845,463
Williams Cos., Inc.	100,880	6,336,273
Total		33,576,706

Pharmaceuticals 1.40%
Teva Pharmaceutical Industries Ltd. ADR*	403,415	6,761,235

Real Estate Management & Development 1.59%
CBRE Group, Inc. Class A*	55,010	7,708,001

Semiconductors & Semiconductor Equipment 3.76%
KLA Corp.	8,447	7,566,316
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	46,845	10,609,924
Total		18,176,240

Software 3.39%
Microsoft Corp.	32,985	16,407,069

Specialty Retail 6.68%
AutoZone, Inc.*	2,500	9,280,575
Dick’s Sporting Goods, Inc.	33,690	6,664,219
Lowe’s Cos., Inc.	41,040	9,105,545
Ross Stores, Inc.	56,870	7,255,474
Total		32,305,813
Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 1.84%
NetApp, Inc.	83,558	$8,903,105

Trading Companies & Distributors 2.07%
AerCap Holdings NV (Ireland)(b)	85,407	9,992,619
Total Common Stocks (cost $333,469,160)		478,069,408

	Principal Amount

SHORT-TERM INVESTMENTS 0.90%

Repurchase Agreements 0.90%
Repurchase Agreement dated 6/30/2025, 4.000% due 7/1/2025 with Fixed Income Clearing Corp. collateralized by $4,416,900 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $4,417,310; proceeds: $4,331,050 (cost $4,330,569)	$4,330,569	4,330,569
Total Investments in Securities 99.81% (cost $337,799,729)		482,399,977
Other Assets and Liabilities – Net 0.19%		918,753
Net Assets 100.00%		$483,318,730

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
June 30, 2025

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$8,999,156	$–	$8,999,156
Remaining Industries	469,070,252	–	–	469,070,252
Short-Term Investments
Repurchase Agreements	–	4,330,569	–	4,330,569
Total	$469,070,252	$13,329,725	$–	$482,399,977

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

June 30, 2025

ASSETS:
Investments in securities, at cost	$337,799,729
Investments in securities, at fair value	$482,399,977
Cash	6
Receivables:
Capital shares sold	2,199,507
Interest and dividends	232,804
Prepaid expenses	1,563
Total assets	484,833,857
LIABILITIES:
Payables:
Transfer agent fees	1,031,416
Management fee	193,879
Directors’ fees	101,239
Capital shares reacquired	90,039
Fund administration	15,510
Foreign currency overdraft (cost $3)	3
Accrued expenses	83,041
Total liabilities	1,515,127
Commitments and contingent liabilities	–
NET ASSETS	$483,318,730
COMPOSITION OF NET ASSETS:
Paid-in capital	$311,579,865
Total distributable earnings (loss)	171,738,865
Net Assets	$483,318,730
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	11,543,946
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$41.87

4	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2025

Investment income:
Dividends (net of foreign withholding taxes of $48,392)	$3,776,044
Interest and other	75,470
Total investment income	3,851,514
Expenses:
Management fee	1,188,330
Non-12b-1 service fees	593,777
Shareholder servicing	238,232
Fund administration	95,066
Professional	26,569
Reports to shareholders	16,296
Custody	9,468
Directors’ fees	7,642
Other	35,635
Gross expenses	2,211,015
Fees waived and expenses reimbursed (See Note 3)	(9,468)
Net expenses	2,201,547
Net investment income	1,649,967
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	16,406,129
Net realized gain/(loss) on foreign currency related transactions	(3,504)
Net change in unrealized appreciation/(depreciation) on investments	4,610,050
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	9,259
Net realized and unrealized gain/(loss)	21,021,934
Net Increase in Net Assets Resulting From Operations	$22,671,901

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
Operations:
Net investment income	$1,649,967	$4,471,687
Net realized gain/(loss)	16,402,625	48,376,268
Net change in unrealized appreciation/(depreciation)	4,619,309	42,244,740
Net increase in net assets resulting from operations	22,671,901	95,092,695
Distributions to shareholders:	–	(40,430,979)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	6,649,385	10,872,740
Reinvestment of distributions	–	40,430,979
Cost of shares reacquired	(39,907,562)	(103,705,845)
Net decrease in net assets resulting from capital share transactions	(33,258,177)	(52,402,126)
Net increase (decrease) in net assets	(10,586,276)	2,259,590
NET ASSETS:
Beginning of period	$493,905,006	$491,645,416
End of period	$483,318,730	$493,905,006

6	See Notes to Financial Statements.

This page is intentionally left blank.

7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net invest- ment income	Net realized gain	Total distri- butions
6/30/2025(c)	$39.92	$0.14	$1.81	$1.95	$–	$–	$–
12/31/2024	36.06	0.36	7.02	7.38	(0.36)	(3.16)	(3.52)
12/31/2023	32.80	0.33	3.98	4.31	(0.33)	(0.72)	(1.05)
12/31/2022	40.04	0.48	(4.29)	(3.81)	(0.48)	(2.95)	(3.43)
12/31/2021	34.94	0.41	9.63	10.04	(0.44)	(4.50)	(4.94)
12/31/2020	34.57	0.53	0.39	0.92	(0.55)	–	(0.55)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

8	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$41.87	4.88	(d)	0.93	(e)	0.93	(e)	0.69	(e)	$483,319	26	(d)
39.92	20.60		0.93		0.93		0.88		493,905	30
36.06	13.19		0.92		0.93		0.96		491,645	28
32.80	(9.44)		0.93		0.94		1.31		486,259	36
40.04	29.02		0.92		0.93		1.03		610,598	66
34.94	2.70		0.94		0.94		1.70		552,858	67

See Notes to Financial Statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2025. This report covers Growth and Income Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation—Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible

10

Notes to Financial Statements (unaudited)(continued)

for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements—Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level

11

Notes to Financial Statements (unaudited)(continued)

of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses—Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes—It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

12

Notes to Financial Statements (unaudited)(continued)

(e)	Investment Income—Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

(f)	Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

The Fund’s repurchase agreements are not subject to master netting arrangements.

(g)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .50% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $9,468 of fund administration fees for the six months ended June 30, 2025.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

13

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Growth & Income Portfolio	$ –	$ –	$ –	$ –	$ –

The tax character of distributions paid during the period ended December 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Growth & Income Portfolio	$ –	$7,701,958	$32,729,021	$ –	$40,430,979

As of June 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Growth & Income Portfolio	$338,006,149	$147,769,675	$(3,375,847)	$144,393,828

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2025 were as follows:

Purchases	Sales
$123,282,181	$160,459,037

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2025.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2025, the Fund did not engage in cross-trade purchases or sales.

14

Notes to Financial Statements (unaudited)(continued)

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

15

Notes to Financial Statements (unaudited)(continued)

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2025, the Fund did not have any securities on loan.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions as well as investor sentiment. In addition, large companies may have smaller rates of growth as compared to successful but well established smaller companies. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate

16

Notes to Financial Statements (unaudited)(concluded)

exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Shares Sold	163,249	271,354
Reinvestment of distributions	–	1,025,646
Shares reacquired	(991,520)	(2,557,372)
Decrease	(828,271)	(1,260,372)

17

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and recent investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not

18

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2024. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods, but below the median of the performance peer group for the five- and ten-year periods. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature quality and extent of services provided by Lord Abbett.

19

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoint in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Growth and Income Portfolio	LASFGI-3 (08/25)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Series Fund — Growth Opportunities Portfolio

For the six-month period ended June 30, 2025

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

18	Changes in and Disagreements with Accountants (Item 8)

18	Proxy Disclosures (Item 9)

18	Remuneration Paid to Directors, Officers, and Others (Item 10)

18	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.70%

COMMON STOCKS 98.70%

Aerospace & Defense 8.66%
Axon Enterprise, Inc.*	3,880	$3,212,407
Curtiss-Wright Corp.	1,858	907,726
Howmet Aerospace, Inc.	7,539	1,403,234
Loar Holdings, Inc.*	8,699	749,593
TransDigm Group, Inc.	605	919,987
Total		7,192,947

Biotechnology 3.80%
Argenx SE ADR*	1,041	573,820
Insmed, Inc.*	10,422	1,048,870
Natera, Inc.*	9,048	1,528,569
Total		3,151,259

Broadline Retail 2.41%
Coupang, Inc.*	20,707	620,382
MercadoLibre, Inc. (Uruguay)*(a)	527	1,377,383
Total		1,997,765

Building Products 0.77%
Trane Technologies PLC (Ireland)(a)	1,453	635,557

Capital Markets 9.23%
ARES Management Corp. Class A	5,003	866,520
Coinbase Global, Inc. Class A*	2,667	934,757
Evercore, Inc. Class A	2,674	722,034
Interactive Brokers Group, Inc. Class A	16,313	903,903
Piper Sandler Cos.	1,502	417,466
Raymond James Financial, Inc.	4,993	765,776
Robinhood Markets, Inc. Class A*	19,669	1,841,608
Tradeweb Markets, Inc. Class A	8,253	1,208,239
Total		7,660,303
Investments	Shares	Fair Value
Construction & Engineering 5.86%
Comfort Systems USA, Inc.	2,911	$1,560,908
EMCOR Group, Inc.	2,776	1,484,855
MasTec, Inc.*	5,303	903,790
Quanta Services, Inc.	2,416	913,441
Total		4,862,994

Consumer Staples Distribution & Retail 2.41%
BJ’s Wholesale Club Holdings, Inc.*	5,208	561,579
Maplebear, Inc.*	17,862	808,077
Sprouts Farmers Market, Inc.*	3,847	633,370
Total		2,003,026

Diversified Consumer Services 3.01%
Duolingo, Inc.*	3,737	1,532,245
Stride, Inc.*	6,672	968,707
Total		2,500,952

Electrical Equipment 2.08%
Vertiv Holdings Co. Class A	13,429	1,724,418

Entertainment 9.34%
Liberty Media Corp.-Liberty Formula One Class A*	7,196	683,332
Live Nation Entertainment, Inc.*	9,034	1,366,664
Sea Ltd. ADR*	10,210	1,632,988
Spotify Technology SA (Sweden)*(a)	2,807	2,153,923
Take-Two Interactive Software, Inc.*	3,884	943,229
TKO Group Holdings, Inc.	5,381	979,073
Total		7,759,209

Financial Services 3.61%
Affirm Holdings, Inc.*	18,408	1,272,729
Toast, Inc. Class A*	39,028	1,728,550
Total		3,001,279

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Shares	Fair Value
Health Care Equipment & Supplies 3.85%
IDEXX Laboratories, Inc.*	1,170	$627,518
Insulet Corp.*	5,948	1,868,742
Penumbra, Inc.*	2,717	697,264
Total		3,193,524

Health Care Technology 2.30%
Doximity, Inc. Class A*	8,286	508,263
Veeva Systems, Inc. Class A*	4,868	1,401,887
Total		1,910,150

Hotels, Restaurants & Leisure 6.01%
Cava Group, Inc.*	5,044	424,856
DoorDash, Inc. Class A*	9,878	2,435,026
Royal Caribbean Cruises Ltd.	4,868	1,524,365
Wingstop, Inc.	1,797	605,122
Total		4,989,369

Information Technology Services 4.61%
Cloudflare, Inc. Class A*	14,110	2,763,162
Snowflake, Inc. Class A*	4,747	1,062,236
Total		3,825,398

Interactive Media & Services 1.77%
Reddit, Inc. Class A*	9,782	1,472,876

Machinery 1.74%
Crane Co.	4,394	834,376
RBC Bearings, Inc.*	1,591	612,217
Total		1,446,593

Oil, Gas & Consumable Fuels 1.14%
Cheniere Energy, Inc.	3,876	943,884

Semiconductors & Semiconductor Equipment 4.18%
Astera Labs, Inc.*	19,112	1,728,107
Credo Technology Group Holding Ltd.*	9,698	897,938
Nova Ltd. (Israel)*(a)	3,061	842,387
Total		3,468,432
Investments	Shares	Fair Value
Software 15.44%
AppLovin Corp. Class A*	6,609	$2,313,679
CyberArk Software Ltd. (Israel)*(a)	5,275	2,146,292
Guidewire Software, Inc.*	7,117	1,675,698
Monday.com Ltd. (Israel)*(a)	3,535	1,111,687
Nutanix, Inc. Class A*	10,168	777,242
Palantir Technologies, Inc. Class A*	18,030	2,457,849
Rubrik, Inc. Class A*	7,294	653,469
Samsara, Inc. Class A*	16,469	655,137
Zscaler, Inc.*	3,278	1,029,095
Total		12,820,148

Specialty Retail 4.78%
Carvana Co.*	8,767	2,954,128
Chewy, Inc. Class A*	23,879	1,017,723
Total		3,971,851

Textiles, Apparel & Luxury Goods 1.70%
Amer Sports, Inc. (Finland)*(a)	16,091	623,687
On Holding AG Class A (Switzerland)*(a)	15,181	790,171
Total		1,413,858
Total Common Stocks (cost $67,202,109)		81,945,792

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.63%
Repurchase Agreements 1.63%
Repurchase Agreement dated 6/30/2025, 4.000% due 7/1/2025 with Fixed Income Clearing Corp. collateralized by $1,383,900 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $1,384,056; proceeds: $1,356,974 (cost $1,356,823)	$1,356,823	$1,356,823
Total Investments in Securities 100.33% (cost $68,558,932)		83,302,615
Other Assets and Liabilities – Net (0.33)%		(276,367)
Net Assets 100.00%		$83,026,248

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$81,945,792	$–	$–	$81,945,792
Short-Term Investments
Repurchase Agreements	–	1,356,823	–	1,356,823
Total	$81,945,792	$1,356,823	$–	$83,302,615

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

June 30, 2025

ASSETS:
Investments in securities, at cost	$68,558,932
Investments in securities, at fair value	$83,302,615
Cash	9
Receivables:
Capital shares sold	107,486
Interest and dividends	3,485
Prepaid expenses	1
Total assets	83,413,596
LIABILITIES:
Payables:
Capital shares reacquired	209,184
Transfer agent fees	71,011
Management fee	43,513
Directors’ fees	13,593
Fund administration	2,678
Accrued expenses	47,369
Total liabilities	387,348
Commitments and contingent liabilities	–
NET ASSETS	$83,026,248
COMPOSITION OF NET ASSETS:
Paid-in capital	$61,405,555
Total distributable earnings (loss)	21,620,693
Net Assets	$83,026,248
Outstanding shares (110 million shares of common stock authorized, $.001 par value)	6,500,269
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$12.77

4	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2025

Investment income:
Dividends	$64,651
Securities lending net income	1,074
Interest and other	26,992
Total investment income	92,717
Expenses:
Management fee	230,647
Non-12b-1 service fees	88,660
Shareholder servicing	35,629
Professional	21,694
Fund administration	14,194
Reports to shareholders	4,894
Custody	1,681
Directors’ fees	1,147
Other	7,689
Gross expenses	406,235
Fees waived and expenses reimbursed (See Note 3)	(1,681)
Net expenses	404,554
Net investment loss	(311,837)
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	11,090,535
Net change in unrealized appreciation/(depreciation) on investments	(6,996,249)
Net realized and unrealized gain/(loss)	4,094,286
Net Increase in Net Assets Resulting From Operations	$3,782,449

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
Operations:
Net investment loss	$(311,837)	$(713,386)
Net realized gain/(loss)	11,090,535	8,961,546
Net change in unrealized appreciation/(depreciation)	(6,996,249)	14,532,378
Net increase in net assets resulting from operations	3,782,449	22,780,538
Capital share transactions (See Note 12):
Net proceeds from sales of shares	30,950,905	12,146,976
Cost of shares reacquired	(37,091,035)	(29,250,121)
Net decrease in net assets resulting from capital share transactions	(6,140,130)	(17,103,145)
Net increase (decrease) in net assets	(2,357,681)	5,677,393
NET ASSETS:
Beginning of period	$85,383,929	$79,706,536
End of period	$83,026,248	$85,383,929

6	See Notes to Financial Statements.

This page is intentionally left blank.

7

Financial Highlights

		Per Share Operating Performance:

		Investment Operations:

	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
6/30/2025(c)	$11.66	$(0.05)	$1.16	$1.11	$–	$12.77
12/31/2024	8.92	(0.09)	2.83	2.74	–	11.66
12/31/2023	8.06	(0.07)	0.93	0.86	–	8.92
12/31/2022	13.69	(0.06)	(4.24)	(4.30)	(1.33)	8.06
12/31/2021	16.44	(0.14)	1.18	1.04	(3.79)	13.69
12/31/2020	13.02	(0.10)	5.24	5.14	(1.72)	16.44

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

8	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
9.61	(d)	1.14	(e)	1.15	(e)	(0.88	)(e)	$83,026	92	(d)
30.61		1.12		1.13		(0.84)		85,384	115
10.67		1.16		1.16		(0.80)		79,707	214
(32.53)		1.25		1.26		(0.61)		49,206	121
6.46		1.20		1.26		(0.85)		93,787	58
39.38		1.25		1.25		(0.72)		128,861	88

See Notes to Financial Statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2025. This report covers Growth Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to

10

Notes to Financial Statements (unaudited)(continued)

Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

11

Notes to Financial Statements (unaudited)(continued)

A summary of inputs used in valuing the Fund’s investments as of June 30, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an

12

Notes to Financial Statements (unaudited)(continued)

agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

The Fund’s repurchase agreements are not subject to master netting arrangements.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.65%
Next $3 billion	.63%
Next $1 billion	.60%
Over $5 billion	.58%

For the six months ended June 30, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .65% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $1,681 of fund administration fees for the six months ended June 30, 2025.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

13

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Growth Opportunities Portfolio	$ –	$ –	$ –	$ –	$ –

The tax character of distributions paid during the period ended December 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Growth Opportunities Portfolio	$ –	$ –	$ –	$ –	$ –

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund-Growth Opportunities Portfolio	$(3,408,168)	$ –	$(3,408,168)

As of June 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Growth Opportunities Portfolio	$69,036,371	$14,687,108	$(420,864)	$14,266,244

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2025 were as follows:

Purchases	Sales
$65,908,063	$71,039,996

14

Notes to Financial Statements (unaudited)(continued)

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2025.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2025, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

15

Notes to Financial Statements (unaudited)(continued)

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2025, the Fund did not have any securities on loan.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger,

16

Notes to Financial Statements (unaudited)(concluded)

more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Shares sold	2,682,674	1,263,507
Reinvestment of distributions	–	–
Shares reacquired	(3,508,035)	(2,870,099)
Decrease	(825,361)	(1,606,592)

17

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and recent investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not

18

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2024. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period, but below the median of the performance peer group for the three-, five-, and ten-year periods. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that, although the net total expense ratio of the Fund was above the median of the expense peer group, the actual management fee was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

19

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc. Growth Opportunities Portfolio	LASFGO-3 (08/25)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund — Mid Cap Stock Portfolio

For the six-month period ended June 30, 2025

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

18	Changes in and Disagreements with Accountants (Item 8)

18	Proxy Disclosures (Item 9)

18	Remuneration Paid to Directors, Officers, and Others (Item 10)

18	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)
June 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.30%

COMMON STOCKS 98.30%

Banks 1.84%
East West Bancorp, Inc.	42,600	$4,301,748

Beverages 3.20%
Carlsberg AS Class B(a)	31,786	4,503,545
Coca-Cola Consolidated, Inc.	26,610	2,971,007
Total		7,474,552

Biotechnology 1.54%
United Therapeutics Corp.*	12,529	3,600,208

Building Products 3.81%
A.O. Smith Corp.	56,050	3,675,198
Allegion PLC (Ireland)(b)	36,316	5,233,862
Total		8,909,060

Capital Markets 7.66%
Moelis & Co. Class A	66,375	4,136,490
Nasdaq, Inc.	49,466	4,423,250
SEI Investments Co.	53,942	4,847,228
TPG, Inc.	85,763	4,498,269
Total		17,905,237

Construction & Engineering 3.55%
AECOM	30,450	3,436,587
EMCOR Group, Inc.	9,080	4,856,801
Total		8,293,388

Construction Materials 1.55%
CRH PLC	39,517	3,627,661

Consumer Staples Distribution & Retail 1.64%
BJ’s Wholesale Club Holdings, Inc.*	35,579	3,836,484

Electric: Utilities 5.45%
Entergy Corp.	58,770	4,884,962
FirstEnergy Corp.	93,505	3,764,511
IDACORP, Inc.	35,350	4,081,158
Total		12,730,631
Investments	Shares	Fair Value
Electronic Equipment, Instruments & Components 9.56%
Belden, Inc.	43,566	$5,044,943
Crane NXT Co.	31,837	1,716,014
Jabil, Inc.	24,770	5,402,337
Keysight Technologies, Inc.*	24,871	4,075,362
TD SYNNEX Corp.	22,832	3,098,302
Teledyne Technologies, Inc.*	5,860	3,002,137
Total		22,339,095

Ground Transportation 1.69%
Landstar System, Inc.	28,370	3,943,997

Health Care Providers & Services 3.97%
Cencora, Inc.	14,598	4,377,210
Labcorp Holdings, Inc.	18,615	4,886,624
Total		9,263,834

Insurance 14.00%
American Financial Group, Inc.	35,743	4,511,124
Aon PLC Class A (United Kingdom)(b)	12,634	4,507,306
Arch Capital Group Ltd.	55,787	5,079,406
Arthur J Gallagher & Co.	16,646	5,328,718
Kemper Corp.	76,291	4,923,821
RenaissanceRe Holdings Ltd.	18,981	4,610,485
White Mountains Insurance Group Ltd.	2,081	3,736,893
Total		32,697,753

Life Sciences Tools & Services 1.88%
Agilent Technologies, Inc.	21,064	2,485,763
Azenta, Inc.*	61,520	1,893,585
Total		4,379,348

Machinery 4.97%
AGCO Corp.	37,070	3,824,141
Middleby Corp.*	25,780	3,712,320
Parker-Hannifin Corp.	5,826	4,069,287
Total		11,605,748

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)
June 30, 2025

Investments	Shares	Fair Value
Metals & Mining 1.74%
Steel Dynamics, Inc.	31,733	$4,062,141

Multi-Utilities 1.88%
CMS Energy Corp.	63,270	4,383,346

Oil, Gas & Consumable Fuels 5.50%
Expand Energy Corp.	43,363	5,070,869
Permian Resources Corp.	304,726	4,150,368
Williams Cos., Inc.	57,770	3,628,534
Total		12,849,771

Pharmaceuticals 1.48%
Teva Pharmaceutical Industries Ltd. ADR*	206,589	3,462,432

Professional Services 3.43%
CACI International, Inc. Class A*	8,207	3,912,277
Genpact Ltd.	93,168	4,100,324
Total		8,012,601

Real Estate Management & Development 1.61%
CBRE Group, Inc. Class A*	26,900	3,769,228

Retail REITS 1.42%
Kimco Realty Corp.	158,159	3,324,502

Semiconductors & Semiconductor Equipment 2.88%
Silicon Motion Technology Corp. ADR	89,537	6,730,496

Software 1.51%
Docusign, Inc.*	45,380	3,534,648

Specialty Retail 5.11%
AutoZone, Inc.*	1,224	4,543,769
Dick’s Sporting Goods, Inc.	21,860	4,324,127
Ross Stores, Inc.	24,050	3,068,299
Total		11,936,195
Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 1.88%
NetApp, Inc.	41,216	$4,391,565

Trading Companies & Distributors 3.55%
AerCap Holdings NV (Ireland)(b)	46,163	5,401,071
MRC Global, Inc.*	210,365	2,884,104
Total		8,285,175
Total Common Stocks (cost $189,328,365)		229,650,844

	Principal Amount

SHORT-TERM INVESTMENTS 1.69%

Repurchase Agreements 1.69%
Repurchase Agreement dated 6/30/2025, 4.000% due 7/1/2025 with Fixed Income Clearing Corp. collateralized by $4,031,300 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $4,031,634; proceeds: $3,952,984 (cost $3,952,545)	$3,952,545	3,952,545
Total Investments in Securities 99.99% (cost $193,280,910)		233,603,389
Other Assets and Liabilities – Net 0.01%		17,391
Net Assets 100.00%		$233,620,780

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
June 30, 2025

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$2,971,007	$4,503,545	$–	$7,474,552
Remaining Industries	222,176,292	–	–	222,176,292
Short-Term Investments
Repurchase Agreements	–	3,952,545	–	3,952,545
Total	$225,147,299	$8,456,090	$–	$233,603,389

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

June 30, 2025

ASSETS:
Investments in securities, at cost	$193,280,910
Investments in securities, at fair value	$233,603,389
Cash	3
Foreign cash, at value (cost $2)	2
Receivables:
Capital shares sold	670,061
Interest and dividends	82,277
Investment securities sold	57,331
Prepaid expenses	693
Total assets	234,413,756
LIABILITIES:
Payables:
Transfer agent fees	510,412
Management fee	138,683
Directors’ fees	50,091
Capital shares reacquired	15,952
Fund administration	7,523
Accrued expenses	70,315
Total liabilities	792,976
Commitments and contingent liabilities	–
NET ASSETS	$233,620,780
COMPOSITION OF NET ASSETS:
Paid-in capital	$182,869,876
Total distributable earnings (loss)	50,750,904
Net Assets	$233,620,780
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	8,916,699
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$26.20

4	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2025

Investment income:
Dividends (net of foreign withholding taxes of $19,043)	$1,879,357
Interest and other	44,699
Total investment income	1,924,056
Expenses:
Management fee	865,603
Non-12b-1 service fees	294,509
Shareholder servicing	82,970
Fund administration	47,165
Professional	24,550
Reports to shareholders	9,399
Custody	4,488
Directors’ fees	3,848
Other	18,573
Gross expenses	1,351,105
Fees waived and expenses reimbursed (Note 3)	(4,488)
Net expenses	1,346,617
Net investment income	577,439
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	471,655
Net realized gain/(loss) on foreign currency related transactions	(1,680)
Net change in unrealized appreciation/(depreciation) on investments	(3,675,792)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	6,861
Net realized and unrealized gain/(loss)	(3,198,956)
Net Decrease in Net Assets Resulting From Operations	$(2,621,517)

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
Operations:
Net investment income	$577,439	$1,626,383
Net realized gain/(loss)	469,975	34,214,947
Net change in unrealized appreciation/(depreciation)	(3,668,931)	(187,550)
Net increase (decrease) in net assets resulting from operations	(2,621,517)	35,653,780
Distributions to shareholders:	–	(26,992,776)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	4,226,776	8,085,418
Reinvestment of distributions	–	26,992,776
Cost of shares reacquired	(19,918,194)	(39,057,562)
Net decrease in net assets resulting from capital share transactions	(15,691,418)	(3,979,368)
Net increase (decrease) in net assets	(18,312,935)	4,681,636
NET ASSETS:
Beginning of period	$251,933,715	$247,252,079
End of period	$233,620,780	$251,933,715

6	See Notes to Financial Statements.

This page is intentionally left blank.

7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2025(c)	$26.45	$0.06	$(0.31)	$(0.25)	$–	$–	$–
12/31/2024	25.79	0.18	3.63	3.81	(0.13)	(3.02)	(3.15)
12/31/2023	23.09	0.16	3.38	3.54	(0.12)	(0.72)	(0.84)
12/31/2022	28.02	0.24	(3.39)	(3.15)	(0.21)	(1.57)	(1.78)
12/31/2021	24.09	0.17	6.67	6.84	(0.17)	(2.74)	(2.91)
12/31/2020	23.74	0.23	0.36	0.59	(0.24)	–	(0.24)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

8	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$26.20	(0.95	)(d)	1.14	(e)	1.15	(e)	0.49	(e)	$233,621	29	(d)
26.45	14.90		1.14		1.14		0.63		251,934	52
25.79	15.42		1.15		1.15		0.65		247,252	44
23.09	(11.21)		1.15		1.16		0.94		232,935	36
28.02	28.70		1.13		1.14		0.59		294,089	60
24.09	2.50		1.17		1.18		1.11		254,286	67

See Notes to Financial Statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2025. This report covers Mid Cap Stock Portfolio (the “Fund”).

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing

10

Notes to Financial Statements (unaudited)(continued)

Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level

11

Notes to Financial Statements (unaudited)(continued)

of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

12

Notes to Financial Statements (unaudited)(continued)

(e)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

The Fund’s repurchase agreements are not subject to master netting arrangements.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .73% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $4,488 of fund administration fees for the six months ended June 30, 2025.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other

13

Notes to Financial Statements (unaudited)(continued)

entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Mid Cap Stock Portfolio	$–	$ –	$ –	$–	$ –

The tax character of distributions paid during the period ended December 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Mid Cap Stock Portfolio	$–	$1,965,894	$25,026,882	$–	$26,992,776

As of June 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Mid Cap Stock Portfolio	$192,945,645	$45,083,748	$(4,426,004)	$40,657,744

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2025 were as follows:

Purchases	Sales
$68,339,673	$84,948,093

14

Notes to Financial Statements (unaudited)(continued)

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2025.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2025, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

15

Notes to Financial Statements (unaudited)(continued)

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2025, the Fund did not have any securities on loan.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger,

16

Notes to Financial Statements (unaudited)(concluded)

more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Shares sold	164,727	289,518
Reinvestment of distributions	–	1,027,220
Shares reacquired	(771,638)	(1,379,603)
Decrease	(606,911)	(62,865)

17

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and recent investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business,

18

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

although the Board was mindful that conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2024. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year and three-year periods, but below the median of the performance peer group for the five- and ten-year periods. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that although the Fund’s net total expense ratio was above the median of the expense peer group, the Fund’s actual management fee rate was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the

19

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio	LASFMCV-3 (08/25)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Short Duration Income Portfolio

For the six-month period ended June 30, 2025

1	Schedule of Investments (Item 7)

40	Statement of Assets and Liabilities (Item 7)

41	Statement of Operations (Item 7)

42	Statements of Changes in Net Assets (Item 7)

44	Financial Highlights (Item 7)

46	Notes to Financial Statements (Item 7)

61	Changes in and Disagreements with Accountants (Item 8)

61	Proxy Disclosures (Item 9)

61	Remuneration Paid to Directors, Officers, and Others (Item 10)

61	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 102.58%

ASSET-BACKED SECURITIES 20.94%

Automobiles 9.35%
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	$100,000	$102,097
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A2	6.19%		4/19/2027	35,236	35,305
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A2A	5.75%		2/18/2028	87,986	88,189
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%		2/20/2027	260,000	257,059
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†	5.405% (30 day USD SOFR Average + 1.10%	)#	12/26/2031	135,161	135,610
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	385,000	388,048
CarMax Auto Owner Trust Series 2023-4 Class B	6.39%		5/15/2029	400,000	417,699
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	130,000	131,904
CarMax Auto Owner Trust Series 2024-2 Class A4	5.51%		11/15/2029	70,000	71,971
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	5,712	5,599
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	120,000	120,038
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%		7/25/2029	165,000	166,980
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%		5/15/2036	257,587	260,274
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%		10/15/2030	155,000	157,689
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%		10/15/2030	240,000	245,463
Credit Acceptance Auto Loan Trust Series 2024-2A Class A†	5.95%		6/15/2034	100,000	102,029
Drive Auto Receivables Trust Series 2025-1 Class A2	4.87%		8/15/2028	120,000	120,191
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	225,000	228,938
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%		9/15/2028	230,000	231,503
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%		9/16/2030	40,000	40,930

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust Series 2025-2A Class D	5.89%	7/15/2031	$95,000	$97,625
First Investors Auto Owner Trust Series 2022-2A Class A†	6.26%	7/15/2027	17,906	17,945
Flagship Credit Auto Trust Series 2022-4 Class A3†	6.32%	6/15/2027	57,875	57,929
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	120,605	120,640
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	310,000	311,797
Ford Credit Auto Lease Trust Series 2025-A Class A3	4.72%	6/15/2028	230,000	231,930
GM Financial Automobile Leasing Trust Series 2025-1 Class A3	4.66%	2/21/2028	150,000	151,072
Gm Financial Automobile Leasing Trust Series 2025-2 Class A4	4.64%	4/20/2029	230,000	232,048
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	255,000	245,346
Huntington Auto Trust Series 2024-1A Class A3† Huntington Bank Auto Credit-Linked	5.23%	1/16/2029	455,000	459,190
Notes Series 2024-1 Class B1†	6.153%	5/20/2032	146,746	149,307
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%	10/20/2032	183,812	185,636
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	220,000	222,065
LAD Auto Receivables Trust Series 2023-3A Class C†	6.43%	12/15/2028	385,000	394,906
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%	8/15/2028	265,000	267,086
LAD Auto Receivables Trust Series 2024-3A Class A2†	4.64%	11/15/2027	95,009	94,995
LAD Auto Receivables Trust Series 2024-3A Class A3†	4.52%	3/15/2029	130,000	130,349
M&T Bank Auto Receivables Trust Series 2024-1A Class A3†	5.22%	2/17/2032	320,000	323,997
M&T Bank Auto Receivables Trust Series 2025-1A Class A3†	4.73%	6/17/2030	100,000	101,229
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	310,000	315,529
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	338,847	341,139
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	340,000	344,016

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Nissan Auto Receivables Owner Trust Series 2025-A Class A3	4.49%	12/17/2029	$90,000	$90,968
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	7,774	7,776
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	80,936	81,687
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	418,608	419,969
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	317,208	317,384
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%	5/15/2030	527,000	530,139
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%	11/15/2030	125,000	127,056
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%	11/15/2028	225,000	226,223
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%	6/17/2030	220,000	225,093
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	110,000	111,708
Santander Drive Auto Receivables Trust Series 2025-1 Class B	4.88%	3/17/2031	100,000	100,933
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%	10/20/2028	169,936	171,094
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3†	4.95%	5/21/2029	100,000	100,473
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3†	5.33%	11/20/2029	275,000	278,460
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%	6/20/2030	120,000	120,549
Toyota Auto Loan Extended Note Trust Series 2025-1A Class A†	4.65%	5/25/2038	125,000	126,873
Volkswagen Auto Lease Trust Series 2025-A Class A3	4.50%	6/20/2028	425,000	428,233
Westlake Automobile Receivables Trust Series 2022-2A Class C†	4.85%	9/15/2027	31,706	31,703
Westlake Automobile Receivables Trust Series 2023-2A Class B†	6.14%	3/15/2028	141,890	142,179
Westlake Automobile Receivables Trust Series 2023-3A Class C†	6.02%	9/15/2028	220,000	223,205
Westlake Automobile Receivables Trust Series 2024-1A Class B†	5.55%	11/15/2027	310,000	311,619
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	140,000	142,693

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2024-3A Class A3†	4.71%		4/17/2028	$95,000	$95,368
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%		2/15/2028	210,000	210,850
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1†	4.80%		9/19/2039	250,000	251,346
Total					12,976,873

Credit Card 0.17%
First National Master Notes Trust Series 2025-1 Class A	4.85%		2/15/2030	235,000	239,303

Other 11.28%
ACREC Ltd. Series 2021-FL1 Class A†	5.579% (1 mo. USD Term SOFR + 1.26%	)#	10/16/2036	120,255	120,002
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	225,000	225,824
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	180,000	180,659
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	215,000	216,023
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	100,000	100,476
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	145,000	146,192
AMMC CLO 23 Ltd. Series 2020-23A Class A1R2†	5.70% (3 mo. USD Term SOFR + 1.42%	)#	4/17/2035	450,000	450,022
Annisa CLO Ltd. Series 2016-2A Class BRR†	5.77% (3 mo. USD Term SOFR + 1.50%	)#	7/20/2031	390,000	390,216
Apidos CLO XXII Ltd. Series 2015-22A Class A1R†	5.591% (3 mo. USD Term SOFR + 1.32%	)#	4/20/2031	57,433	57,480
Apidos CLO XXX Ltd. Series XXXA Class BR†	6.12% (3 mo. USD Term SOFR + 1.85%	)#	10/18/2031	270,000	270,316
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.754% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	74,520	74,539
ARES L CLO Ltd. Series 2018-50A Class AR†	5.568% (3 mo. USD Term SOFR + 1.31%	)#	1/15/2032	83,502	83,524

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
ARES LX CLO Ltd. Series 2021-60A Class AR†	5.711% (3 mo. USD Term SOFR + 1.18%	)#	7/18/2034	$275,000	$275,269
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	5.30% (3 mo. USD Term SOFR + 1.03%	)#	10/21/2034	350,000	350,663
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	5.722% (3 mo. USD Term SOFR + 1.40%	)#	2/20/2036	250,000	250,069
Bardot CLO Ltd. Series 2019-2A Class ARR†	5.252% (3 mo. USD Term SOFR + 0.98%	)#	10/22/2032	296,911	296,362
Betony CLO 2 Ltd. Series 2018-1A Class A1†	5.621% (3 mo. USD Term SOFR + 1.34%	)#	4/30/2031	146,271	146,483
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	5.746% (1 mo. USD Term SOFR + 1.43%	)#	12/15/2038	76,570	76,580
Buckhorn Park CLO Ltd. Series 2019-1A Class ARR†	5.34% (3 mo. USD Term SOFR + 1.07%	)#	7/18/2034	400,000	399,546
Canyon CLO Ltd. Series 2020-2A Class AR2†	5.286% (3 mo. USD Term SOFR + 1.03%	)#	10/15/2034	400,000	397,766
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	5.611% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2031	193,955	194,100
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	5.389% (3 mo. USD Term SOFR + 1.06%	)#	5/29/2032	225,522	225,240
Clover CLO LLC Series 2021-3A Class AR†	5.352% (3 mo. USD Term SOFR + 1.07%	)#	1/25/2035	250,000	250,178
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	5.37% (3 mo. USD Term SOFR + 1.10%	)#	4/20/2034	320,000	318,627
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.612% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034	310,000	310,232
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	5.34% (3 mo. USD Term SOFR + 1.07%	)#	4/20/2034	680,000	680,510
Dryden 95 CLO Ltd. Series 2021-95A Class AR†	5.362% (3 mo. USD Term SOFR + 1.04%	)#	8/20/2034	440,000	440,086

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.703% (1 mo. USD Term SOFR + 1.39%	)#	8/19/2042	$100,000	$99,814
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	5.446% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	78,375	78,341
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	5.426% (1 mo. USD Term SOFR + 1.11%	)#	9/17/2036	78,049	77,797
HPEFS Equipment Trust Series 2023-2A Class D†	6.97%		7/21/2031	235,000	238,891
KKR CLO 15 Ltd. Series 15 Class BR2†	5.82% (3 mo. USD Term SOFR + 1.55%	)#	1/18/2032	260,000	260,161
KKR CLO 23 Ltd. Series 23 Class BR†	5.82% (3 mo. USD Term SOFR + 1.55%	)#	10/20/2031	400,000	400,344
KKR CLO 24 Ltd. Series 24 Class A1R†	5.611% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2032	169,751	169,901
KKR CLO 40 Ltd. Series 40A Class AR†	5.57% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	340,000	340,503
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	260,000	247,723
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.853% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	212,808	212,868
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.699% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	160,000	159,644
M&T Equipment Notes Series 2024-1A Class A4†	4.94%		8/18/2031	300,000	305,335
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	5.563% (3 mo. USD Term SOFR + 1.28%	)#	7/27/2034	390,000	390,158
Marathon CLO XIII Ltd. Series 2019-1A Class AAR2†	5.456% (3 mo. USD Term SOFR + 1.20%	)#	4/15/2032	200,583	200,635
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	295,000	285,794
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	305,000	291,513
MF1 LLC Series 2022-FL9 Class A†	6.468% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	94,364	94,432
MF1 Ltd. Series 2021-FL7 Class A†	5.509% (1 mo. USD Term SOFR + 1.19%	)#	10/16/2036	47,780	47,729

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Neuberger Berman Loan Advisers CLO 51 Ltd. Series 2022-51A Class AR†	5.559% (3 mo. USD Term SOFR + 1.28%	)#	10/23/2036	$300,000	$300,310
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	5.644% (3 mo. USD Term SOFR + 1.36%	)#	12/21/2029	36,307	36,334
Octagon Investment Partners 41 Ltd. Series 2019-2A Class A1R2†	5.346% (3 mo. USD Term SOFR + 1.09%	)#	10/15/2033	250,000	250,300
Octagon Investment Partners XVII Ltd. Series 2013-1A Class A1R2†	5.543% (3 mo. USD Term SOFR + 1.26%	)#	1/25/2031	25,163	25,182
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	5.766% (3 mo. USD Term SOFR + 1.44%	)#	11/18/2031	102,420	102,523
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	140,000	134,026
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	147,472	148,302
Parallel Ltd. Series 2023-1A Class A1R†	5.708% (3 mo. USD Term SOFR + 1.39%	)#	7/20/2036	350,000	350,262
PFP Ltd. Series 2025-12 Class A†	5.811% (1 mo. USD Term SOFR + 1.49%	)#	12/18/2042	260,000	260,325
Post CLO Ltd. Series 2021-1A Class BR†	5.856% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2034	300,000	300,156
Romark CLO Ltd. Series 2017-1A Class A1R†	5.571% (3 mo. USD Term SOFR + 1.29%	)#	10/23/2030	54,373	54,403
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	121,928	121,400
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	140,000	144,029
SCF Equipment Trust LLC Series 2025-1A Class A3†	5.11%		11/21/2033	305,000	311,578
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	5.602% (3 mo. USD Term SOFR + 1.32%	)#	1/29/2032	74,962	75,032
Trysail CLO Ltd. Series 2021-1A Class A1†	5.851% (3 mo. USD Term SOFR + 1.58%	)#	7/20/2032	271,435	271,074
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	219,075	219,530
Valley Stream Park CLO Ltd. Series 2022-1A Class ARR†	5.46% (3 mo. USD Term SOFR + 1.19%	)#	1/20/2037	320,000	319,817

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Venture 28A CLO Ltd. Series 2017-28AA Class A1RR†	5.38% (3 mo. USD Term SOFR + 1.11%	)#	10/20/2034	$400,000	$400,187
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	345,000	349,601
Verizon Master Trust Series 2024-7 Class A†	4.35%		8/20/2032	100,000	100,400
Voya CLO Ltd. Series 2017-3A Class AAR2†	5.87% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2034	250,000	250,474
Wind River CLO Ltd. Series 2022-1A Class AR†	5.62% (3 mo. USD Term SOFR + 1.35%	)#	7/20/2035	300,000	300,278
Total					15,654,090

Student Loan 0.14%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	89,086	80,239
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	73,597	67,463
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	42,648	40,137
Total					187,839
Total Asset-Backed Securities (cost $28,943,939)					29,058,105

CONVERTIBLE BONDS 0.09%

Commercial Services 0.09% Block, Inc. (cost $127,290)	Zero Coupon		5/1/2026	133,000	127,447

CORPORATE BONDS 60.62%

Aerospace/Defense 1.62%
Boeing Co.	2.196%		2/4/2026	297,000	292,406
Boeing Co.	2.25%		6/15/2026	105,000	102,641
Boeing Co.	2.70%		2/1/2027	106,000	103,063
Boeing Co.	3.20%		3/1/2029	38,000	36,183
Boeing Co.	3.25%		2/1/2028	97,000	94,104
Boeing Co.	5.04%		5/1/2027	95,000	95,749
Boeing Co.	5.15%		5/1/2030	67,000	68,244
Boeing Co.	6.259%		5/1/2027	231,000	237,751
Boeing Co.	6.298%		5/1/2029	183,000	193,518
Bombardier, Inc. (Canada)†(a)	7.125%		6/15/2026	79,000	79,215

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Aerospace/Defense (continued)
Bombardier, Inc. (Canada)†(a)	7.875%	4/15/2027	$30,000	$30,192
Spirit AeroSystems, Inc.	3.85%	6/15/2026	70,000	68,596
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	191,000	202,892
TransDigm, Inc.†	6.75%	8/15/2028	237,000	242,306
Triumph Group, Inc.†	9.00%	3/15/2028	379,000	396,307
Total				2,243,167

Agriculture 1.57%
BAT International Finance PLC (United Kingdom)(a)	5.931%	2/2/2029	109,000	114,422
Imperial Brands Finance PLC (United Kingdom)†(a)(b)	4.50%	6/30/2028	200,000	200,011
Imperial Brands Finance PLC (United Kingdom)†(a)	5.50%	2/1/2030	200,000	206,260
Imperial Brands Finance PLC (United Kingdom)†(a)	6.125%	7/27/2027	400,000	413,048
Japan Tobacco, Inc. (Japan)†(a)	4.85%	5/15/2028	334,000	339,099
Japan Tobacco, Inc. (Japan)†(a)	5.25%	6/15/2030	300,000	308,835
Viterra Finance BV (Netherlands)†(a)	2.00%	4/21/2026	411,000	402,337
Viterra Finance BV (Netherlands)†(a)	4.90%	4/21/2027	200,000	200,665
Total				2,184,677

Airlines 0.42%
Air Canada (Canada)†(a)	3.875%	8/15/2026	178,000	176,326
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.50%	4/20/2026	19,313	19,281
AS Mileage Plan IP Ltd. (Cayman Islands)†(a)	5.021%	10/20/2029	51,000	50,498
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%	10/20/2025	106,250	106,007
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	142,455	142,731
United Airlines Pass-Through Trust Class A	5.875%	4/15/2029	88,244	90,122
Total				584,965

Apparel 0.03%
PVH Corp.	4.625%	7/10/2025	38,000	37,994

Auto Manufacturers 3.51%
Ford Motor Credit Co. LLC	3.375%	11/13/2025	400,000	397,374
Ford Motor Credit Co. LLC	4.134%	8/4/2025	200,000	199,798
Ford Motor Credit Co. LLC	5.125%	11/5/2026	513,000	511,924
Ford Motor Credit Co. LLC	5.303%	9/6/2029	204,000	200,399
Ford Motor Credit Co. LLC	5.80%	3/8/2029	237,000	237,580
Ford Motor Credit Co. LLC	5.85%	5/17/2027	200,000	201,605
General Motors Co.	5.35%	4/15/2028	52,000	52,800
General Motors Financial Co., Inc.	4.35%	1/17/2027	62,000	61,749

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
General Motors Financial Co., Inc.	5.00%		7/15/2027	$75,000	$75,479
General Motors Financial Co., Inc.	5.40%		4/6/2026	73,000	73,345
General Motors Financial Co., Inc.	5.40%		5/8/2027	13,000	13,194
General Motors Financial Co., Inc.	5.55%		7/15/2029	93,000	95,036
General Motors Financial Co., Inc.	5.632% (SOFR + 1.29%	)#	1/7/2030	74,000	72,399
Hyundai Capital America†	1.50%		6/15/2026	91,000	88,371
Hyundai Capital America†	2.00%		6/15/2028	121,000	112,018
Hyundai Capital America†	4.875%		6/23/2027	91,000	91,564
Hyundai Capital America†	4.90%		6/23/2028	128,000	128,949
Hyundai Capital America†	5.65%		6/26/2026	121,000	122,240
Hyundai Capital America†	6.10%		9/21/2028	128,000	133,103
Hyundai Capital America†	6.50%		1/16/2029	151,000	159,310
Jaguar Land Rover Automotive PLC (United Kingdom)†(a)	7.75%		10/15/2025	400,000	400,602
Nissan Motor Acceptance Co. LLC†	6.95%		9/15/2026	229,000	231,798
Nissan Motor Co. Ltd. (Japan)†(a)	3.522%		9/17/2025	200,000	198,888
Stellantis Finance U.S., Inc.†	5.35%		3/17/2028	200,000	201,705
Volkswagen Group of America Finance LLC†	4.90%		8/14/2026	200,000	200,437
Volkswagen Group of America Finance LLC†	4.95%		3/25/2027	200,000	200,676
Volkswagen Group of America Finance LLC†	5.40%		3/20/2026	200,000	200,965
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	200,000	202,234
Total					4,865,542

Auto Parts & Equipment 0.50%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	385,000	387,408
ZF North America Capital, Inc.†	6.875%		4/14/2028	300,000	301,185
Total					688,593

Banks 11.60%
ABN AMRO Bank NV (Netherlands)†(a)	6.339% (1 yr. CMT + 1.65%	)#	9/18/2027	200,000	204,401
AIB Group PLC (Ireland)†(a)	6.608% (SOFR + 2.33%	)#	9/13/2029	400,000	423,401
Banco Nacional de Comercio Exterior SNC (Cayman Islands)†(a)	5.875%		5/7/2030	200,000	203,122
Bank Negara Indonesia Persero Tbk. PT (Indonesia)(a)	3.75%		3/30/2026	280,000	277,189
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	600,000	581,440

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of Ireland Group PLC (Ireland)†(a)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	$400,000	$401,314
Barclays PLC (United Kingdom)(a)	2.279% (1 yr. CMT + 1.05%	)#	11/24/2027	200,000	194,001
Barclays PLC (United Kingdom)(a)	5.086% (SOFR + 0.96%	)#	2/25/2029	200,000	202,522
Barclays PLC (United Kingdom)(a)	5.367% (SOFR + 1.23%	)#	2/25/2031	200,000	204,348
Barclays PLC (United Kingdom)(a)	6.496% (SOFR + 1.88%	)#	9/13/2027	200,000	204,482
Barclays PLC (United Kingdom)(a)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	200,000	212,341
BNP Paribas SA (France)†(a)	1.904% (SOFR + 1.61%	)#	9/30/2028	200,000	188,806
BNP Paribas SA (France)†(a)	2.591% (SOFR + 1.23%	)#	1/20/2028	214,000	207,777
BNP Paribas SA (France)†(a)	5.125% (1 yr. CMT + 1.45%	)#	1/13/2029	200,000	203,070
BPCE SA (France)†(a)	4.875%		4/1/2026	200,000	200,080
BPCE SA (France)†(a)	5.975% (SOFR + 2.10%	)#	1/18/2027	250,000	251,727
CaixaBank SA (Spain)†(a)(b)	4.634% (SOFR + 1.14%	)#	7/3/2029	200,000	200,542
Citibank NA	4.914%		5/29/2030	250,000	254,861
Citigroup, Inc.	4.643% (SOFR + 1.14%	)#	5/7/2028	250,000	250,696
Citigroup, Inc.	4.786% (SOFR + 0.87%	)#	3/4/2029	318,000	320,325
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	231,000	235,726
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	250,000	250,573
Citizens Financial Group, Inc.	5.253% (SOFR + 1.26%	)#	3/5/2031	119,000	120,621
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	79,000	81,841
Danske Bank AS (Denmark)†(a)	1.621% (1 yr. CMT + 1.35%	)#	9/11/2026	200,000	198,778
Danske Bank AS (Denmark)†(a)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	200,000	199,350
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%	)#	3/12/2031	192,000	193,063

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
First Horizon Corp.	5.514% (SOFR + 1.77%	)#	3/7/2031	$104,000	$105,523
Freedom Mortgage Corp.†	12.00%		10/1/2028	186,000	200,147
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	242,000	234,382
Goldman Sachs Group, Inc.	4.937% (SOFR + 1.32%	)#	4/23/2028	191,000	192,563
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%	)#	1/28/2031	53,000	54,257
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%	)#	4/23/2031	126,000	129,204
HSBC Holdings PLC (United Kingdom)(a)	4.899% (SOFR + 1.03%	)#	3/3/2029	200,000	201,720
HSBC Holdings PLC (United Kingdom)(a)	5.597% (SOFR + 1.06%	)#	5/17/2028	200,000	203,818
HSBC Holdings PLC (United Kingdom)(a)	5.887% (SOFR + 1.57%	)#	8/14/2027	200,000	202,891
HSBC USA, Inc.	4.65%		6/3/2028	200,000	201,606
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%	)#	8/4/2028	39,000	38,985
ING Groep NV (Netherlands)(a)	6.083% (SOFR + 1.56%	)#	9/11/2027	252,000	256,683
JPMorgan Chase & Co.	2.956% (3 mo. USD Term SOFR + 2.52%	)#	5/13/2031	142,000	131,344
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%	)#	7/25/2028	69,000	69,733
JPMorgan Chase & Co.	5.012% (SOFR + 1.31%	)#	1/23/2030	41,000	41,764
JPMorgan Chase & Co.	5.14% (SOFR + 1.01%	)#	1/24/2031	314,000	322,079
KeyBank NA	4.70%		1/26/2026	250,000	249,906
KeyCorp	5.121% (SOFR + 1.23%	)#	4/4/2031	52,000	52,634
Lloyds Banking Group PLC (United Kingdom)(a)	4.582%		12/10/2025	200,000	199,838
Lloyds Banking Group PLC (United Kingdom)(a)	4.818% (1 yr. CMT + 0.83%	)#	6/13/2029	200,000	201,839
Lloyds Banking Group PLC (United Kingdom)(a)	5.985% (1 yr. CMT + 1.48%	)#	8/7/2027	200,000	203,074
M&T Bank Corp.	4.553% (SOFR + 1.78%	)#	8/16/2028	94,000	94,247
Macquarie Group Ltd. (Australia)†(a)	3.763% (3 mo. USD Term SOFR + 1.63%	)#	11/28/2028	28,000	27,490

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	4.679% (SOFR + 1.67%	)#	7/17/2026	$30,000	$29,996
Morgan Stanley	4.994% (SOFR + 1.38%	)#	4/12/2029	125,000	126,835
Morgan Stanley	5.042% (SOFR + 1.22%	)#	7/19/2030	75,000	76,290
Morgan Stanley	5.123% (SOFR + 1.73%	)#	2/1/2029	76,000	77,344
Morgan Stanley	5.23% (SOFR + 1.11%	)#	1/15/2031	60,000	61,438
Morgan Stanley	5.449% (SOFR + 1.63%	)#	7/20/2029	106,000	109,033
Morgan Stanley Bank NA	5.016% (SOFR + 0.91%	)#	1/12/2029	250,000	253,942
NatWest Group PLC (United Kingdom)(a)	5.847% (1 yr. CMT + 1.35%	)#	3/2/2027	200,000	201,788
PNC Financial Services Group, Inc.	4.899% (SOFR + 1.33%	)#	5/13/2031	105,000	106,359
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%	)#	1/6/2028	68,000	65,846
Santander Holdings USA, Inc.	5.807% (SOFR + 2.33%	)#	9/9/2026	40,000	40,073
Santander U.K. Group Holdings PLC (United Kingdom)(a)	2.469% (SOFR + 1.22%	)#	1/11/2028	200,000	193,688
Santander U.K. Group Holdings PLC (United Kingdom)†(a)	4.75%		9/15/2025	200,000	199,743
Santander U.K. Group Holdings PLC (United Kingdom)(a)	6.534% (SOFR + 2.60%	)#	1/10/2029	400,000	417,614
Societe Generale SA (France)†(a)	5.25%		2/19/2027	222,000	224,304
Standard Chartered PLC (United Kingdom)†(a)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	200,000	204,078
Standard Chartered PLC (United Kingdom)†(a)	6.187% (1 yr. CMT + 1.85%	)#	7/6/2027	200,000	203,087
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	5.80%		7/13/2028	200,000	208,462
Swedbank AB (Sweden)†(a)	5.403% (SOFR + 1.03%	)#	11/20/2029	200,000	202,204
Synchrony Bank	5.625%		8/23/2027	250,000	255,019
Synovus Bank	4.00% (5 yr. CMT + 3.63%	)#	10/29/2030	250,000	247,670

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Truist Financial Corp.	1.267% (SOFR + 0.61%	)#	3/2/2027	$90,000	$88,004
Truist Financial Corp.	4.873% (SOFR + 1.44%	)#	1/26/2029	23,000	23,272
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	69,000	71,082
Truist Financial Corp.	6.047% (SOFR + 2.05%	)#	6/8/2027	71,000	71,968
U.S. Bancorp	4.548% (SOFR + 1.66%	)#	7/22/2028	78,000	78,188
U.S. Bancorp	4.653% (SOFR + 1.23%	)#	2/1/2029	112,000	112,753
U.S. Bancorp	5.046% (SOFR + 1.06%	)#	2/12/2031	337,000	343,162
U.S. Bancorp	5.10% (SOFR + 1.25%	)#	7/23/2030	126,000	128,641
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030	53,000	54,579
U.S. Bancorp	5.775% (SOFR + 2.02%	)#	6/12/2029	123,000	127,743
U.S. Bank NA	4.73% (SOFR + 0.91%	)#	5/15/2028	250,000	251,339
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	200,000	193,477
UBS Group AG (Switzerland)†(a)	5.428% (1 yr. CMT + 1.52%	)#	2/8/2030	200,000	205,448
Wells Fargo & Co.	4.808% (SOFR + 1.98%	)#	7/25/2028	169,000	170,455
Wells Fargo & Co.	4.97% (SOFR + 1.37%	)#	4/23/2029	102,000	103,441
Wells Fargo & Co.	5.198% (SOFR + 1.50%	)#	1/23/2030	177,000	181,338
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	195,000	201,377
Wells Fargo & Co.	6.303% (SOFR + 1.79%	)#	10/23/2029	99,000	104,649
Total					16,097,853

Beverages 0.40%
Bacardi Ltd.†	4.70%		5/15/2028	277,000	278,059
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	140,000	142,042
Bacardi-Martini BV (Netherlands)†(a)	5.55%		2/1/2030	133,000	136,562
Total					556,663

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Biotechnology 0.23%
Illumina, Inc.	4.65%	9/9/2026	$82,000	$82,119
Illumina, Inc.	5.75%	12/13/2027	154,000	157,850
Royalty Pharma PLC	5.15%	9/2/2029	79,000	80,681
Total				320,650

Building Materials 0.10%
Amrize Finance U.S. LLC†	4.60%	4/7/2027	69,000	69,310
Amrize Finance U.S. LLC†	4.95%	4/7/2030	65,000	65,903
Total				135,213

Chemicals 0.42%
Celanese U.S. Holdings LLC	6.415%	7/15/2027	280,000	290,150
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	83,000	82,200
Ma’aden Sukuk Ltd. (Cayman Islands)†(a)	5.25%	2/13/2030	200,000	203,684
Total				576,034

Commercial Services 1.02%
Ashtead Capital, Inc.†	4.375%	8/15/2027	200,000	199,270
Block, Inc.	2.75%	6/1/2026	202,000	197,901
Element Fleet Management Corp. (Canada)†(a)	5.643%	3/13/2027	46,000	46,733
GXO Logistics, Inc.	6.25%	5/6/2029	215,000	224,570
Rentokil Terminix Funding LLC†	5.00%	4/28/2030	200,000	201,484
Triton Container International Ltd.†	2.05%	4/15/2026	196,000	191,969
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026	361,000	359,957
Total				1,421,884

Computers 0.48%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	130,000	126,144
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	171,000	161,893
Dell International LLC/EMC Corp.	4.75%	4/1/2028	62,000	62,739
Dell International LLC/EMC Corp.	5.00%	4/1/2030	61,000	61,996
Gartner, Inc.†	4.50%	7/1/2028	258,000	255,498
Total				668,270

Diversified Financial Services 4.39%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)(a)	6.45%	4/15/2027	156,000	161,139
AG TTMT Escrow Issuer LLC†	8.625%	9/30/2027	235,000	243,506
Aircastle Ltd.†	5.25%	8/11/2025	113,000	112,995
Aircastle Ltd./Aircastle Ireland DAC†	5.25%	3/15/2030	150,000	151,328
Ally Financial, Inc.	5.75%	11/20/2025	103,000	103,243

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
American Express Co.	4.731% (SOFR + 1.26%	)#	4/25/2029	$138,000	$139,596
American Express Co.	5.016% (SOFR + 1.44%	)#	4/25/2031	116,000	118,479
Atlas Warehouse Lending Co. LP†	6.05%		1/15/2028	250,000	253,215
Aviation Capital Group LLC†	1.95%		1/30/2026	132,000	129,932
Aviation Capital Group LLC†	3.50%		11/1/2027	119,000	116,012
Aviation Capital Group LLC†	5.375%		7/15/2029	65,000	66,228
Aviation Capital Group LLC†	6.25%		4/15/2028	174,000	181,359
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026	100,000	98,169
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.75%		2/21/2028	110,000	104,431
Avolon Holdings Funding Ltd. (Ireland)†(a)	3.25%		2/15/2027	68,000	66,318
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.95%		1/15/2028	80,000	80,454
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.75%		3/1/2029	119,000	122,293
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.75%		11/15/2029	87,000	89,607
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%		5/4/2028	33,000	34,427
Bread Financial Holdings, Inc.†	9.75%		3/15/2029	191,000	205,818
GGAM Finance Ltd. (Ireland)†(a)	7.75%		5/15/2026	212,000	214,324
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	157,000	152,429
Jefferson Capital Holdings LLC†	6.00%		8/15/2026	200,000	199,652
LPL Holdings, Inc.†	4.00%		3/15/2029	169,000	164,214
LPL Holdings, Inc.†	4.625%		11/15/2027	189,000	188,692
LPL Holdings, Inc.	4.90%		4/3/2028	98,000	98,764
LPL Holdings, Inc.	5.15%		6/15/2030	91,000	92,164
LPL Holdings, Inc.	5.20%		3/15/2030	66,000	67,059
LPL Holdings, Inc.	5.70%		5/20/2027	47,000	47,908
LPL Holdings, Inc.	6.75%		11/17/2028	145,000	154,695
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	5.15%		3/17/2030	34,000	34,005
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	6.40%		3/26/2029	56,000	58,504
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	8.125%		3/30/2029	357,000	373,638
Nationstar Mortgage Holdings, Inc.†	5.00%		2/1/2026	176,000	175,417
Navient Corp.	5.00%		3/15/2027	28,000	27,906
Navient Corp.	6.75%		6/15/2026	221,000	223,809
Nuveen LLC†	5.55%		1/15/2030	59,000	61,480
Osaic Holdings, Inc.†	10.75%		8/1/2027	203,000	203,617
Radian Group, Inc.	6.20%		5/15/2029	22,000	22,870

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Rocket Cos., Inc.†	6.125%		8/1/2030	$139,000	$141,732
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	423,000	412,823
Synchrony Financial	3.70%		8/4/2026	50,000	49,542
Synchrony Financial	3.95%		12/1/2027	45,000	44,272
Synchrony Financial	4.50%		7/23/2025	156,000	155,897
United Wholesale Mortgage LLC†	5.50%		11/15/2025	150,000	150,079
Total					6,094,041

Electric 3.34%
AES Corp.	5.45%		6/1/2028	136,000	139,013
Alexander Funding Trust II†	7.467%		7/31/2028	300,000	320,936
Algonquin Power & Utilities Corp. (Canada)(a)	5.365%	(c)	6/15/2026	196,000	197,088
Alliant Energy Finance LLC†	5.40%		6/6/2027	45,000	45,569
Ameren Corp.	5.00%		1/15/2029	127,000	129,348
Black Hills Corp.	5.95%		3/15/2028	105,000	108,800
Calpine Corp.†	5.125%		3/15/2028	136,000	135,933
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	119,000	120,636
CenterPoint Energy, Inc.	5.40%		6/1/2029	113,000	116,856
Cleco Corporate Holdings LLC	3.743%		5/1/2026	87,000	86,402
Comision Federal de Electricidad (Mexico)(a)	5.70%		1/24/2030	200,000	199,850
DTE Energy Co.	4.875%		6/1/2028	38,000	38,571
DTE Energy Co.	5.10%		3/1/2029	140,000	142,809
Electricite de France SA (France)†(a)	5.70%		5/23/2028	201,000	207,140
Enel Finance International NV (Netherlands)†(a)	5.125%		6/26/2029	200,000	203,793
Eversource Energy	5.95%		2/1/2029	106,000	110,749
Fells Point Funding Trust†	3.046%		1/31/2027	355,000	347,440
FirstEnergy Pennsylvania Electric Co.†	5.15%		3/30/2026	65,000	65,159
ITC Holdings Corp.†	4.95%		9/22/2027	78,000	78,875
Liberty Utilities Co.†	5.577%		1/31/2029	80,000	82,338
National Grid PLC (United Kingdom)(a)	5.602%		6/12/2028	70,000	72,505
Niagara Mohawk Power Corp.†	4.647%		10/3/2030	90,000	90,000
NSTAR Electric Co.	4.85%		3/1/2030	29,000	29,505
Ohio Edison Co.†	4.95%		12/15/2029	26,000	26,365
Pacific Gas & Electric Co.	3.15%		1/1/2026	184,363	182,623
Pacific Gas & Electric Co.	3.30%		12/1/2027	100,000	96,784
Pacific Gas & Electric Co.	5.00%		6/4/2028	37,000	37,121
Pacific Gas & Electric Co.	5.339% (SOFR + 0.95%	)#	9/4/2025	153,000	153,003

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Pacific Gas & Electric Co.	5.45%	6/15/2027	$48,000	$48,576
Pacific Gas & Electric Co.	5.55%	5/15/2029	84,000	85,384
Pinnacle West Capital Corp.	4.90%	5/15/2028	30,000	30,429
Pinnacle West Capital Corp.	5.15%	5/15/2030	31,000	31,747
PSEG Power LLC†	5.20%	5/15/2030	76,000	77,588
System Energy Resources, Inc.	6.00%	4/15/2028	300,000	312,441
Trans-Allegheny Interstate Line Co.†	5.00%	1/15/2031	27,000	27,483
Vistra Operations Co. LLC†	3.70%	1/30/2027	46,000	45,412
Vistra Operations Co. LLC†	5.05%	12/30/2026	35,000	35,193
Vistra Operations Co. LLC†	5.50%	9/1/2026	73,000	73,115
Vistra Operations Co. LLC†	5.625%	2/15/2027	298,000	298,390
Total				4,630,969

Electrical Components & Equipment 0.09%
Molex Electronic Technologies LLC†	4.75%	4/30/2028	125,000	125,808

Energy-Alternate Sources 0.14%
Greenko Dutch BV (Netherlands)†(a)	3.85%	3/29/2026	193,600	190,263

Engineering & Construction 0.41%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	240,000	252,299
MasTec, Inc.†	4.50%	8/15/2028	204,000	201,341
MasTec, Inc.	5.90%	6/15/2029	116,000	120,077
Total				573,717

Entertainment 0.48%
Caesars Entertainment, Inc.†	8.125%	7/1/2027	32,000	32,030
Flutter Treasury DAC (Ireland)†(a)	6.375%	4/29/2029	200,000	206,134
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.375%	4/15/2027	235,000	234,894
Warnermedia Holdings, Inc.	3.755%	3/15/2027	102,000	99,586
Warnermedia Holdings, Inc.	4.054%	3/15/2029	105,000	97,856
Total				670,500

Food 0.78%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.25%	3/15/2026	143,000	141,167
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	533,000	530,139
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(a)	3.00%	2/2/2029	110,000	104,573

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food (continued)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(a)	5.125%	2/1/2028	$79,000	$80,794
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(a)	5.50%	1/15/2030	30,000	30,727
Mars, Inc.†	4.80%	3/1/2030	191,000	193,591
Total				1,080,991

Food Service 0.15%
Sodexo, Inc.†	5.15%	8/15/2030	200,000	203,265

Gas 0.65%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	254,000	254,913
National Fuel Gas Co.	4.75%	9/1/2028	82,000	82,048
National Fuel Gas Co.	5.50%	10/1/2026	80,000	80,863
National Fuel Gas Co.	5.50%	3/15/2030	111,000	114,142
Snam SpA (Italy)†(a)	5.00%	5/28/2030	200,000	201,766
Southwest Gas Corp.	5.45%	3/23/2028	80,000	81,880
Southwest Gas Corp.	5.80%	12/1/2027	89,000	91,876
Total				907,488

Health Care-Products 0.30%
GE HealthCare Technologies, Inc.	4.80%	8/14/2029	38,000	38,568
Solventum Corp.	5.45%	2/25/2027	367,000	373,140
Total				411,708

Health Care-Services 1.47%
Centene Corp.	2.45%	7/15/2028	130,000	120,809
Centene Corp.	4.25%	12/15/2027	745,000	734,177
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%	12/1/2026	150,000	144,267
Fresenius Medical Care U.S. Finance III, Inc.†	3.75%	6/15/2029	150,000	144,148
HCA, Inc.	5.25%	3/1/2030	215,000	220,499
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	58,000	59,208
Icon Investments Six DAC (Ireland)(a)	5.809%	5/8/2027	200,000	204,257
IQVIA, Inc.†	5.00%	5/15/2027	200,000	199,455
IQVIA, Inc.	6.25%	2/1/2029	32,000	33,467
UnitedHealth Group, Inc.	4.40%	6/15/2028	25,000	25,127
UnitedHealth Group, Inc.	4.65%	1/15/2031	91,000	91,490
Universal Health Services, Inc.	4.625%	10/15/2029	64,000	63,299
Total				2,040,203

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Home Furnishings 0.04%
Leggett & Platt, Inc.	3.50%	11/15/2027	$54,000	$52,433

Insurance 4.28%
AEGON Funding Co. LLC†	5.50%	4/16/2027	231,000	233,900
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	237,000	237,352
American National Global Funding†	5.55%	1/28/2030	40,000	40,875
Aon Corp.	8.205%	1/1/2027	100,000	105,144
Athene Global Funding†	4.95%	1/7/2027	91,000	91,637
Athene Global Funding†	5.339%	1/15/2027	125,000	126,571
Athene Global Funding†	5.38%	1/7/2030	160,000	163,698
Athene Global Funding†	5.516%	3/25/2027	138,000	140,358
Athene Global Funding†	5.583%	1/9/2029	117,000	120,317
Brighthouse Financial Global Funding†	1.55%	5/24/2026	256,217	249,289
Brighthouse Financial Global Funding†	5.55%	4/9/2027	172,000	174,770
Brighthouse Financial Global Funding†	5.65%	6/10/2029	152,000	155,925
Brown & Brown, Inc.	4.70%	6/23/2028	31,000	31,271
Brown & Brown, Inc.	4.90%	6/23/2030	39,000	39,384
CNO Global Funding†	4.875%	12/10/2027	101,000	101,835
CNO Global Funding†	4.95%	9/9/2029	51,000	51,556
CNO Global Funding†	5.875%	6/4/2027	176,000	180,840
CNO Global Funding†	1.75%	10/7/2026	150,000	144,974
Corebridge Global Funding†	5.20%	1/12/2029	70,000	71,733
Equitable America Global Funding†	4.65%	6/9/2028	76,000	76,463
Equitable Financial Life Global Funding†	5.45%	3/3/2028	138,000	142,044
F&G Annuities & Life, Inc.	7.40%	1/13/2028	96,000	100,600
F&G Global Funding†	1.75%	6/30/2026	332,000	322,825
F&G Global Funding†	2.30%	4/11/2027	114,000	109,534
F&G Global Funding†	5.15%	7/7/2025	307,000	307,010
F&G Global Funding†	5.875%	6/10/2027	122,000	124,761
GA Global Funding Trust†	4.40%	9/23/2027	195,000	194,688
GA Global Funding Trust†	5.50%	1/8/2029	163,000	167,134
Jackson Financial, Inc.	5.17%	6/8/2027	46,000	46,631
Jackson National Life Global Funding†	4.60%	10/1/2029	150,000	149,829
Jackson National Life Global Funding†	4.70%	6/5/2028	181,000	182,177
Jackson National Life Global Funding†	4.90%	1/13/2027	150,000	151,128
Jackson National Life Global Funding†	5.35%	1/13/2030	150,000	154,389
Jackson National Life Global Funding†	5.55%	7/2/2027	168,000	171,489
Lincoln Financial Global Funding†	4.625%	5/28/2028	93,000	93,604

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Lincoln Financial Global Funding†	5.30%	1/13/2030	$106,000	$108,987
MGIC Investment Corp.	5.25%	8/15/2028	134,000	134,005
Mutual of Omaha Cos Global Funding†	5.00%	4/1/2030	75,000	76,469
NMI Holdings, Inc.	6.00%	8/15/2029	35,000	35,957
Principal Life Global Funding II†	5.10%	1/25/2029	123,000	125,827
Protective Life Global Funding†	4.803%	6/5/2030	150,000	151,946
RGA Global Funding†	5.448%	5/24/2029	94,000	97,066
Sammons Financial Group Global Funding†	5.05%	1/10/2028	64,000	64,968
Sammons Financial Group Global Funding†	5.10%	12/10/2029	99,000	101,184
Western-Southern Global Funding†	4.90%	5/1/2030	80,000	80,794
Total				5,932,938

Internet 0.60%
Rakuten Group, Inc. (Japan)†(a)	11.25%	2/15/2027	250,000	272,030
Uber Technologies, Inc.†	4.50%	8/15/2029	478,000	475,522
Uber Technologies, Inc.†	6.25%	1/15/2028	55,000	55,297
Uber Technologies, Inc.†	7.50%	9/15/2027	27,000	27,259
Total				830,108

Investment Companies 0.42%
Blackstone Private Credit Fund	2.625%	12/15/2026	64,000	61,857
Blackstone Private Credit Fund	4.95%	9/26/2027	37,000	36,828
Blackstone Secured Lending Fund	2.125%	2/15/2027	40,000	38,221
Blackstone Secured Lending Fund	3.625%	1/15/2026	207,000	205,726
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	63,000	61,704
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	167,000	174,194
Total				578,530

Iron-Steel 0.08%
ArcelorMittal SA (Luxembourg)(a)	6.55%	11/29/2027	109,000	113,662

Leisure Time 1.14%
Carnival Corp.†	4.00%	8/1/2028	455,000	445,616
Carnival Corp.†	5.75%	3/1/2027	342,000	345,037
NCL Corp. Ltd.†	5.875%	2/15/2027	109,000	109,530
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	296,000	288,452
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026	162,000	161,286
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	151,000	151,987
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026	75,000	75,312
Total				1,577,220

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Lodging 0.21%
Hyatt Hotels Corp.	5.25%	6/30/2029	$72,000	$73,275
Las Vegas Sands Corp.	3.50%	8/18/2026	212,000	209,264
Las Vegas Sands Corp.	5.90%	6/1/2027	12,000	12,266
Total				294,805

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	121,000	118,084

Machinery-Diversified 0.80%
CNH Industrial Capital LLC	4.75%	3/21/2028	62,000	62,477
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(a)	9.00%	2/15/2029	166,000	173,768
IDEX Corp.	4.95%	9/1/2029	34,000	34,569
Regal Rexnord Corp.	6.05%	2/15/2026	187,000	188,109
Regal Rexnord Corp.	6.05%	4/15/2028	273,000	281,402
Regal Rexnord Corp.	6.30%	2/15/2030	158,000	165,579
TK Elevator Holdco GmbH (Germany)†(a)	7.625%	7/15/2028	200,000	200,353
Total				1,106,257

Media 0.86%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026	41,000	41,011
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15%	11/10/2026	123,000	125,389
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	458,000	456,791
Discovery Communications LLC	3.95%	3/20/2028	380,000	363,381
Nexstar Media, Inc.†	5.625%	7/15/2027	131,000	130,778
Sirius XM Radio LLC†	3.125%	9/1/2026	57,000	55,968
Univision Communications, Inc.†	6.625%	6/1/2027	21,000	20,962
Total				1,194,280

Mining 1.32%
Anglo American Capital PLC (United Kingdom)†(a)	4.50%	3/15/2028	200,000	200,090
Anglo American Capital PLC (United Kingdom)†(a)	4.75%	4/10/2027	200,000	201,085
Freeport Indonesia PT (Indonesia)†(a)	4.763%	4/14/2027	200,000	200,488
Glencore Funding LLC†	3.875%	10/27/2027	34,000	33,564
Glencore Funding LLC†	4.907%	4/1/2028	37,000	37,386
Glencore Funding LLC†	5.186%	4/1/2030	189,000	192,780
Glencore Funding LLC†	5.371%	4/4/2029	366,000	375,388
Glencore Funding LLC†	6.125%	10/6/2028	85,000	88,990

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(a)	6.70%	10/17/2028	$200,000	$204,724
New Gold, Inc. (Canada)†(a)	7.50%	7/15/2027	250,000	250,915
Rio Tinto Finance USA PLC (United Kingdom)(a)	4.875%	3/14/2030	46,000	46,901
Total				1,832,311

Miscellaneous Manufacturing 0.16%
Trinity Industries, Inc.†	7.75%	7/15/2028	218,000	227,191

Oil & Gas 7.46%
Antero Resources Corp.†	7.625%	2/1/2029	129,000	132,528
APA Corp.†	4.375%	10/15/2028	415,000	399,429
California Resources Corp.†	7.125%	2/1/2026	125,000	125,593
Canadian Natural Resources Ltd. (Canada)†(a)	5.00%	12/15/2029	39,000	39,370
CITGO Petroleum Corp.†	6.375%	6/15/2026	310,000	310,099
Civitas Resources, Inc.†	5.00%	10/15/2026	441,000	435,763
Civitas Resources, Inc.†	8.375%	7/1/2028	238,000	243,988
Continental Resources, Inc.†	2.268%	11/15/2026	661,000	638,986
Continental Resources, Inc.	4.375%	1/15/2028	209,000	206,149
Coterra Energy, Inc.	3.90%	5/15/2027	300,000	296,356
Coterra Energy, Inc.	4.375%	3/15/2029	76,000	75,294
Crescent Energy Finance LLC†	9.25%	2/15/2028	411,000	428,687
Devon Energy Corp.	5.25%	10/15/2027	225,000	225,511
Ecopetrol SA (Colombia)(a)	8.625%	1/19/2029	304,000	321,662
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	125,000	128,520
EQT Corp.†	3.125%	5/15/2026	243,000	239,305
EQT Corp.†	6.375%	4/1/2029	55,000	56,749
EQT Corp.†	7.50%	6/1/2027	72,000	73,327
Expand Energy Corp.	5.375%	2/1/2029	99,000	99,156
Expand Energy Corp.†	5.875%	2/1/2029	274,000	275,281
Expand Energy Corp.†	6.75%	4/15/2029	278,000	281,502
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	197,000	202,142
Helmerich & Payne, Inc.†	4.65%	12/1/2027	102,000	101,148
Helmerich & Payne, Inc.†	4.85%	12/1/2029	151,000	144,143
HF Sinclair Corp.	5.00%	2/1/2028	201,000	201,098
Kosmos Energy Ltd.	7.125%	4/4/2026	200,000	193,133
Matador Resources Co.†	6.875%	4/15/2028	243,000	247,962
Occidental Petroleum Corp.	5.20%	8/1/2029	59,000	59,233
Occidental Petroleum Corp.	6.375%	9/1/2028	275,000	285,930
Occidental Petroleum Corp.	8.875%	7/15/2030	32,000	36,590

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Ovintiv, Inc.	5.375%	1/1/2026	$250,000	$250,239
Ovintiv, Inc.	5.65%	5/15/2028	139,000	142,935
Permian Resources Operating LLC†	5.375%	1/15/2026	205,000	205,260
Permian Resources Operating LLC†	8.00%	4/15/2027	296,000	302,845
Petroleos Mexicanos (Mexico)(a)	4.50%	1/23/2026	109,000	107,596
Petroleos Mexicanos (Mexico)(a)	6.49%	1/23/2027	460,000	457,966
Petroleos Mexicanos (Mexico)(a)	6.875%	10/16/2025	251,000	250,890
Range Resources Corp.	8.25%	1/15/2029	175,000	180,292
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	263,000	275,544
SM Energy Co.	6.50%	7/15/2028	132,000	133,236
SM Energy Co.	6.75%	9/15/2026	267,000	267,342
Strathcona Resources Ltd. (Canada)†(a)	6.875%	8/1/2026	181,000	181,129
Suncor Energy, Inc. (Canada)(a)	7.875%	6/15/2026	103,000	106,292
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	2.625%	8/15/2025	200,000	199,361
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)(a)	4.00%	8/15/2026	400,000	395,025
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	200,000	193,955
Viper Energy, Inc.†	5.375%	11/1/2027	197,000	197,343
Total				10,351,884

Packaging & Containers 0.09%
Amcor Flexibles North America, Inc.†	4.80%	3/17/2028	78,000	78,580
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	48,000	48,847
Total				127,427

Pharmaceuticals 1.01%
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	300,000	299,192
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	246,000	243,769
Bayer U.S. Finance LLC†	6.125%	11/21/2026	200,000	203,326
Bayer U.S. Finance LLC†	6.25%	1/21/2029	200,000	210,062
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025	227,000	227,897
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	219,000	214,883
Total				1,399,129

Pipelines 2.56%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.75%	3/1/2027	272,000	271,837
Buckeye Partners LP	3.95%	12/1/2026	181,000	179,001

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	$109,000	$113,530
Columbia Pipelines Holding Co. LLC†	6.055%	8/15/2026	269,000	272,367
DT Midstream, Inc.†	4.125%	6/15/2029	351,000	339,231
Energy Transfer LP†	5.625%	5/1/2027	177,000	177,352
Energy Transfer LP†	6.00%	2/1/2029	183,000	185,964
Hess Midstream Operations LP†	5.875%	3/1/2028	49,000	49,761
Kinder Morgan, Inc.	5.00%	2/1/2029	102,000	103,623
Kinetik Holdings LP†	6.625%	12/15/2028	89,000	91,085
ONEOK, Inc.†	5.625%	1/15/2028	245,000	250,525
South Bow USA Infrastructure Holdings LLC†	4.911%	9/1/2027	122,000	122,816
South Bow USA Infrastructure Holdings LLC†	5.026%	10/1/2029	151,000	151,537
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	28,000	28,024
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	394,000	399,952
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	173,000	173,116
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	238,000	242,781
Western Midstream Operating LP	4.75%	8/15/2028	65,000	64,995
Western Midstream Operating LP	6.35%	1/15/2029	39,000	40,844
Whistler Pipeline LLC†	5.40%	9/30/2029	111,000	112,319
Williams Cos., Inc.	4.625%	6/30/2030	65,000	65,067
Williams Cos., Inc.	4.90%	3/15/2029	115,000	116,620
Total				3,552,347

REITS 1.55%
American Homes 4 Rent LP	4.95%	6/15/2030	40,000	40,425
American Tower Corp.	5.25%	7/15/2028	82,000	84,094
American Tower Corp.	5.50%	3/15/2028	105,000	107,955
Crown Castle, Inc.	3.65%	9/1/2027	40,000	39,324
Crown Castle, Inc.	4.80%	9/1/2028	70,000	70,447
Crown Castle, Inc.	5.00%	1/11/2028	74,000	74,756
EPR Properties	4.50%	6/1/2027	70,000	69,675
EPR Properties	4.75%	12/15/2026	171,000	170,814
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	188,000	188,159
Iron Mountain, Inc.†	4.875%	9/15/2027	133,000	132,337
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	138,000	136,141

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	$134,000	$130,565
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025	334,000	334,089
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	178,000	175,337
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	26,000	25,167
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	197,000	195,868
VICI Properties LP/VICI Note Co., Inc.†	4.50%	9/1/2026	180,000	179,551
Total				2,154,704

Retail 0.34%
Carvana Co.†	9.00%	12/1/2028	26,565	27,275
CEC Entertainment LLC†	6.75%	5/1/2026	247,000	245,365
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%	11/28/2025	200,000	200,097
Total				472,737

Semiconductors 0.95%
Entegris, Inc.†	4.75%	4/15/2029	305,000	301,898
Foundry JV Holdco LLC†	5.90%	1/25/2030	600,000	627,357
Intel Corp.	2.45%	11/15/2029	64,000	58,496
Intel Corp.	3.15%	5/11/2027	26,000	25,486
Intel Corp.	3.75%	8/5/2027	73,000	72,057
Marvell Technology, Inc.	4.75%	7/15/2030	53,000	53,251
Microchip Technology, Inc.	4.90%	3/15/2028	79,000	79,886
Microchip Technology, Inc.	5.05%	2/15/2030	92,000	93,363
Total				1,311,794

Shipbuilding 0.10%
Huntington Ingalls Industries, Inc.	2.043%	8/16/2028	143,000	133,183

Software 0.83%
AppLovin Corp.	5.125%	12/1/2029	601,000	608,998
Atlassian Corp. (Australia)(a)	5.25%	5/15/2029	140,000	143,795
Concentrix Corp.	6.65%	8/2/2026	67,000	68,238
Open Text Corp. (Canada)†(a)	6.90%	12/1/2027	135,000	139,877
Paychex, Inc.	5.10%	4/15/2030	92,000	94,267
Synopsys, Inc.	4.85%	4/1/2030	96,000	97,363
Total				1,152,538

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications 0.47%
Frontier Communications Holdings LLC†	5.00%		5/1/2028	$107,000	$107,032
Frontier Communications Holdings LLC†	5.875%		10/15/2027	157,000	157,158
Frontier Communications Holdings LLC	5.875%		11/1/2029	84,791	85,703
Frontier Communications Holdings LLC†	6.00%		1/15/2030	13,000	13,179
Frontier Communications Holdings LLC†	6.75%		5/1/2029	84,000	85,157
Sprint Capital Corp.	6.875%		11/15/2028	190,000	204,019
Total					652,248

Toys/Games/Hobbies 0.57%
Hasbro, Inc.	3.90%		11/19/2029	453,000	436,957
Mattel, Inc.†	5.875%		12/15/2027	350,000	351,138
Total					788,095

Transportation 0.14%
XPO, Inc.†	6.25%		6/1/2028	194,000	197,261

Trucking & Leasing 0.46%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	124,000	123,410
GATX Corp.	5.40%		3/15/2027	50,000	50,711
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%		11/15/2026	48,000	47,276
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.20%		4/1/2027	271,000	269,873
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.35%		1/12/2027	151,000	152,759
Total					644,029
Total Corporate Bonds (cost $83,045,465)					84,105,653

FLOATING RATE LOANS(d) 4.38%

Airlines 0.07%
American Airlines, Inc. 2025 Term Loan	6.522% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	101,776	101,259

Commercial Services 0.24%
Boost Newco Borrower LLC 2025 USD Term Loan B	6.296% (3 mo. USD Term SOFR + 2.00%	)	1/31/2031	324,187	325,403

Commercial Services & Supplies 0.15%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B	8.177% (1 mo. USD Term SOFR + 3.75%	)	5/12/2028	212,353	213,605

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 0.31%
Corpay Technologies Operating Co. LLC Term Loan B5	6.077% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	$333,751	$334,168
Setanta Aircraft Leasing DAC 2024 Term Loan B (Ireland)(a)	6.046% (3 mo. USD Term SOFR + 1.75%	)	11/5/2028	93,827	94,463
Total					428,631

Electric 0.49%
Calpine Corp. 2024 Term Loan B5	6.077% (1 mo. USD Term SOFR + 1.75%	)	2/15/2032	475,000	475,449
Edgewater Generation LLC 2025 Repriced Term Loan	–	(e)	8/1/2030	203,487	204,523
Total					679,972

Entertainment 0.19%
Live Nation Entertainment, Inc. Term Loan B4	6.171% (1 mo. USD Term SOFR + 1.75%	)	10/19/2026	269,286	269,454

Insurance 0.65%
AssuredPartners, Inc. 2024 Incremental Term Loan B5	7.827% (1 mo. USD Term SOFR + 3.50%	)	2/14/2031	354,370	355,659
Asurion LLC 2021 Term Loan B9	7.691% (1 mo. USD Term SOFR + 3.25%	)	7/31/2027	545,026	545,175
Total					900,834

Internet 0.21%
Gen Digital, Inc. 2021 Term Loan A	5.927% (1 mo. USD Term SOFR + 1.50%	)	9/10/2027	292,780	292,872

Leisure Time 0.02%
Carnival Corp. 2025 Term Loan (2027)	6.312% (1 mo. USD Term SOFR + 2.00%	)	8/8/2027	32,000	32,080

Machinery: Construction & Mining 0.11%
Vertiv Group Corp. 2024 Term Loan B	6.074% (1 mo. USD Term SOFR + 1.75%	)	3/2/2027	148,434	148,762

Manufacturing 0.26%
DirecTV Financing LLC Term Loan	9.541% (3 mo. USD Term SOFR + 5.00%	)	8/2/2027	83,843	84,269
Virgin Media Bristol LLC USD Term Loan N	6.926% (1 mo. USD Term SOFR + 2.50%	)	1/31/2028	275,000	271,850
Total					356,119

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas 0.52%
Hilcorp Energy I LP Term Loan B	6.314% (1 mo. USD Term SOFR + 2.00%	)	2/11/2030	$284,886	$285,776
Occidental Petroleum Corp. 2 Year Term Loan	6.036% (1 mo. USD Term SOFR + 1.63%	)	12/29/2025	431,889	434,049
Total					719,825

Pharmaceuticals 0.24%
Elanco Animal Health, Inc. Term Loan B	6.174% (1 mo. USD Term SOFR + 1.75%	)	8/1/2027	337,629	337,715

Pipelines 0.03%
Buckeye Partners LP 2024 Term Loan B5	6.077% (1 mo. USD Term SOFR + 1.75%	)	11/1/2026	40,546	40,648

Retail 0.38%
KFC Holding Co. 2021 Term Loan B	6.179% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	322,390	324,355
LBM Acquisition LLC Term Loan B	8.177% (1 mo. USD Term SOFR + 3.75%	)	12/17/2027	199,170	196,929
Total					521,284

Semiconductors 0.30%
Broadcom, Inc. Term Loan A5	5.447% (1 mo. USD Term SOFR + 1.13%	)	8/15/2028	411,923	411,923

Telecommunications 0.21%
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.791% (1 mo. USD Term SOFR + 2.35%	)	4/15/2030	293,847	290,612
Total Floating Rate Loans (cost $6,069,527)					6,070,998

FOREIGN GOVERNMENT OBLIGATIONS(a) 1.67%

Colombia 0.14%
Colombia Government International Bonds	3.875%		4/25/2027	200,000	195,960

Dominican Republic 0.12%
Dominican Republic International Bonds	6.875%		1/29/2026	100,000	101,266
Dominican Republic International Bonds	8.625%		4/20/2027	66,667	69,222
Total					170,488

Hungary 0.15%
Hungary Government International Bonds†	5.375%		9/26/2030	200,000	202,074

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Kazakhstan 0.58%
Baiterek National Managing Holding JSC†	5.45%		5/8/2028	$200,000	$202,678
Development Bank of Kazakhstan JSC†	5.25%		10/23/2029	200,000	201,362
Development Bank of Kazakhstan JSC†	5.625%		4/7/2030	200,000	201,960
Kazakhstan Government International Bonds	5.125%		7/21/2025	200,000	199,687
Total					805,687

Mexico 0.15%
Mexico Government International Bonds	6.00%		5/13/2030	200,000	207,200

Romania 0.24%
Romania Government International Bonds	5.25%		11/25/2027	222,000	222,398
Romania Government International Bonds†	5.875%		1/30/2029	110,000	110,901
Total					333,299

South Africa 0.15%
Republic of South Africa Government International Bonds	5.875%		9/16/2025	200,000	200,106

Turkey 0.14%
Hazine Mustesarligi Varlik Kiralama AS	5.125%		6/22/2026	200,000	199,282
Total Foreign Government Obligations (cost $2,287,110)					2,314,096

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.04%
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(f)	1/16/2048	2,120	1,921
Government National Mortgage Association Series 2014-78 Class IO(g)	0.01%	#(f)	3/16/2056	10,298	2
Government National Mortgage Association Series 2017-23 Class AB	2.60%		12/16/2057	10,209	9,070
Government National Mortgage Association Series 2017-44 Class AD	2.65%		11/17/2048	7,920	7,537
Government National Mortgage Association Series 2017-53 Class B	2.75%		3/16/2050	27,679	24,866
Government National Mortgage Association Series 2017-61 Class A	2.60%		8/16/2058	6,514	6,118
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	13,416	11,874
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $67,566)					61,388

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.56%
Uniform Mortgage-Backed Security(h)	5.00%		TBA	$2,247,000	$2,262,797
Uniform Mortgage-Backed Security(h)	5.50%		TBA	3,007,000	3,061,064
Uniform Mortgage-Backed Security(h)	6.00%		TBA	980,000	1,007,756
Total Government Sponsored Enterprises Pass-Throughs (cost $6,304,583)					6,331,617

MUNICIPAL BONDS 0.15%

Health Care 0.15%
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group (cost $201,050)	8.50%		10/1/2026	200,000	201,094

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.19%
ALA Trust Series 2025-OANA Class A†	6.043% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	230,000	231,618
ARDN Mortgage Trust Series 2025-ARCP Class A†	6.05% (1 mo. USD Term SOFR + 1.75%	)#	6/15/2035	170,000	170,395
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	140,000	146,791
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	150,000	156,634
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	670,000	698,036
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	200,000	200,780
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	140,000	146,680
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	180,000	187,904
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(f)	2/15/2051	70,000	68,681
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	100,000	95,348
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(f)	5/15/2056	90,000	94,862
BMO Mortgage Trust Series 2023-5C2 Class A3	7.296%	#(f)	11/15/2056	110,000	118,024
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	200,000	208,727
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(f)	12/15/2057	160,000	166,180
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	260,000	270,996
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	5.277% (1 mo. USD Term SOFR + 0.96%	)#	11/15/2038	120,022	120,024
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	5.115% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	59,498	59,507

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.754% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	$170,454	$170,865
BX Trust Series 2022-PSB Class A†	6.763% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	58,630	58,685
BX Trust Series 2024-CNYN Class A†	5.754% (1 mo. USD Term SOFR + 1.44%	)#	4/15/2041	167,849	168,411
BX Trust Series 2025-ROIC Class A†	5.456% (1 mo. USD Term SOFR + 1.14%	)#	3/15/2030	140,000	139,309
BX Trust Series 2025-TAIL Class A†	5.712% (1 mo. USD Term SOFR + 1.40%	)#	6/15/2035	100,000	100,306
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(g)	1.202%	#(f)	11/10/2049	167,830	1,472
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(g)	0.776%	#(f)	12/10/2054	166,251	1,102
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(g)	0.214%	#(f)	6/10/2048	284,961	2
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	310,000	306,102
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class XB1†(g)	0.363%	#(f)	9/10/2047	2,000,000	21
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(g)	1.474%	#(f)	8/10/2049	43,707	256
CONE Trust Series 2024-DFW1 Class A†	5.954% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	100,000	99,784
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(g)	0.686%	#(f)	9/15/2037	978,382	1,125
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(g)	2.015%	#(f)	1/15/2049	571,906	2,703
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	400,000	395,163
DBJPM Mortgage Trust Series 2016-C3 Class XA(g)	1.543%	#(f)	8/10/2049	154,599	1,277
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	2,675	2,618
DBWF Mortgage Trust Series 2016-85T Class XA†(g)	0.116%	#(f)	12/10/2036	3,140,000	1,999
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	6.605% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	47,528	48,420
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	5.655% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	172,702	173,665

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.555% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	$269,150	$270,466
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	5.305% (30 day USD SOFR Average + 1.00%	)#	10/25/2044	20,465	20,465
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.555% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	88,842	89,065
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.555% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	275,000	276,179
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	5.255% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	54,250	54,196
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R05 Class 2A1†	5.305% (30 day USD SOFR Average + 1.00%	)#	7/25/2044	142,311	142,157
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	5.306% (30 day USD SOFR Average + 1.00%	)#	2/25/2045	78,702	78,797
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03 Class 1M2†	5.955% (30 day USD SOFR Average + 1.65%	)#	12/25/2041	100,000	100,652
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	6.855% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	182,667	186,832
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	6.805% (30 day USD SOFR Average + 2.50%	)#	4/25/2043	74,478	75,573
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	5.456% (30 day USD SOFR Average + 1.15%	)#	3/25/2044	93,482	93,516
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1A1†	5.305% (30 day USD SOFR Average + 1.00%	)#	5/25/2044	102,814	102,786

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.455% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	$106,482	$106,907
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	5.256% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	140,574	140,442
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	5.406% (30 day USD SOFR Average + 1.10%	)#	1/25/2045	211,270	211,541
GS Mortgage Securities Corp. Trust Series 2017-485L Class XB†(g)	0.244%	#(f)	2/10/2037	1,590,000	3,441
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	5.727% (1 mo. USD Term SOFR + 1.41%	)#	5/15/2026	100,000	94,011
GS Mortgage Securities Trust Series 2015-GS1 Class XB(g)	0.307%	#(f)	11/10/2048	1,082,000	896
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	60,000	56,637
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.649%	#(f)	1/13/2040	170,000	175,423
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XA7†(g)	1.417%	#(f)	8/5/2034	175,143	23
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	200,000	46,200
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(g)	0.701%	#(f)	12/15/2049	746,621	3,943
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(g)	1.165%	#(f)	9/15/2050	696,999	10,866
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class XA(g)	0.511%	#(f)	1/15/2048	5,276	–
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(g)	0.467%	#(f)	7/15/2048	372,060	5
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A4	3.414%		3/15/2050	688,978	674,134
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.202% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	110,000	110,325
LBA Trust Series 2024-7IND Class A†	5.755% (1 mo. USD Term SOFR + 1.44%	)#	10/15/2041	90,000	90,207

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Lstar Commercial Mortgage Trust Series 2016-4 Class XA†(g)	1.677%	#(f)	3/10/2049	$206,147	$863
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	29,122	29,016
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	200,000	207,996
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.753%		12/15/2047	50,000	49,786
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(g)	1.398%	#(f)	11/15/2049	735,245	7,429
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(g)	1.011%	#(f)	8/15/2049	1,000,000	8,100
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(f)	9/24/2057	263,279	255,151
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	77,000	1,067
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	300,000	307,204
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(g)	0.456%	#(f)	2/15/2041	4,149,000	46,976
Shops at Crystals Trust Series 2016-CSTL Class XB†(g)	0.328%	#(f)	7/5/2036	1,000,000	1,508
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.755% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	170,000	169,023
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	6.434% (1 mo. USD Term SOFR + 2.11%	)#	10/25/2048	130,000	135,185
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	20,000	18,445
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XB(g)	0.098%	#(f)	6/15/2048	2,000,000	20
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class A4	3.789%		9/15/2048	27,785	27,707
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class XA(g)	0.744%	#(f)	9/15/2048	410,323	6
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(g)	1.845%	#(f)	8/15/2049	862,995	11,220
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	30,000	28,820
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	170,000	177,528

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%	1/15/2058	$300,000	$317,062
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%	5/15/2058	140,000	146,009
Total Non-Agency Commercial Mortgage-Backed Securities (cost $10,139,032)				9,976,278

U.S. TREASURY OBLIGATIONS 2.94%
U.S. Treasury Notes	3.75%	8/31/2026	266,000	265,408
U.S. Treasury Notes	3.75%	4/30/2027	3,394,000	3,394,000
U.S. Treasury Notes	4.125%	2/28/2027	410,000	412,194
Total U.S. Treasury Obligations (cost $4,053,192)				4,071,602
Total Long-Term Investments (cost $141,238,754)				142,318,278

SHORT-TERM INVESTMENTS 0.66%

REPURCHASE AGREEMENTS 0.66%
Repurchase Agreement dated 6/30/2025, 4.000% due 7/1/2025 with Fixed Income Clearing Corp. collateralized by $438,600 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $438,638; proceeds: $430,077 (cost $430,029)			430,029	430,029
Repurchase Agreement dated 6/30/2025, 4.370% due 7/1/2025 with JPMorgan Securities LLC collateralized by $483,600 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $486,000; proceeds: $486,059 (cost $486,000)			486,000	486,000
Total Repurchase Agreements (cost $916,029)				916,029
Total Investments in Securities 103.24% (cost $142,154,783)				143,234,307
Other Assets and Liabilities – Net(i) (3.24)%				(4,496,381)
Net Assets 100.00%				$138,737,926

CMT	Constant Maturity Rate.
IO	Interest Only.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2025, the total value of Rule 144A securities was $77,801,341, which represents 56.08% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2025.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(k)).
(c)	Step Bond – Security with a predetermined schedule of interest rate changes.

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2025.
(e)	Interest Rate to be determined.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at June 30, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.S42(4)	Goldman Sachs	1.00%		6/20/2029	$2,686,000	$52,607	$7,256	$59,863
CDX.NA.IG.S43(4)	Goldman Sachs	1.00%		12/20/2029	1,351,000	26,881	3,543	30,424
Total						$79,488	$10,799	$90,287

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $10,799. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at June 30, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	4.287%	12-Month USD SOFR Index		3/20/2030	$4,610,000	$–	$(174,507)	$(174,507)
Goldman Sachs(2)	3.585%	12-Month USD SOFR Index		10/16/2029	4,300,000	–	(31,237)	(31,237)
Goldman Sachs(2)	3.546%	12-Month USD SOFR Index		5/8/2030	1,490,000	–	(8,419)	(8,419)
Goldman Sachs(2)	3.493%	12-Month USD SOFR Index		5/8/2029	5,470,000	–	(19,724)	(19,724)
Total						$–	$(233,887)	$(233,887)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2025

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at June 30, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	$299,000	$2,383

NSA	Non-seasonally adjusted.

Futures Contracts at June 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2025	309	Long	$64,039,999	$64,279,242	$239,243

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2025	29	Short	$(3,130,056)	$(3,161,000)	$(30,944)

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$29,058,105	$–	$29,058,105
Convertible Bonds	–	127,447	–	127,447
Corporate Bonds	–	84,105,653	–	84,105,653
Floating Rate Loans	–	6,070,998	–	6,070,998
Foreign Government Obligations	–	2,314,096	–	2,314,096
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	61,388	–	61,388
Government Sponsored Enterprises Pass-Throughs	–	6,331,617	–	6,331,617
Municipal Bonds	–	201,094	–	201,094
Non-Agency Commercial Mortgage-Backed Securities	–	9,976,278	–	9,976,278
U.S. Treasury Obligations	–	4,071,602	–	4,071,602
Short-Term Investments
Repurchase Agreements	–	916,029	–	916,029
Total	$–	$143,234,307	$–	$143,234,307

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$90,287	$–	$90,287
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	–	–	–
Liabilities	–	(233,887)	–	(233,887)
Centrally Cleared CPI Swap Contracts
Assets	–	2,383	–	2,383
Liabilities	–	–	–	–
Futures Contracts
Assets	239,243	–	–	239,243
Liabilities	(30,944)	–	–	(30,944)
Total	$208,299	$(141,217)	$–	$67,082

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	39

Statement of Assets and Liabilities (unaudited)

June 30, 2025

ASSETS:
Investments in securities, at cost	$142,154,783
Investments in securities, at fair value	$143,234,307
Cash	745,883
Deposits with brokers for futures collateral	365,725
Deposits with brokers for swap contracts collateral	927,591
Receivables:
Investment securities sold	7,049,119
Interest	1,483,786
Capital shares sold	426,422
Prepaid expenses	1,821
Total assets	154,234,654
LIABILITIES:
Payables:
Investment securities purchased	14,196,192
Capital shares reacquired	564,046
Variation margin for centrally cleared swap contracts agreements	488,243
Transfer agent fees	144,260
Management fee	39,626
Directors’ fees	9,588
Fund administration	4,529
Variation margin for futures contracts	3,122
Foreign currency overdraft (cost $19)	23
Accrued expenses	47,099
Total liabilities	15,496,728
Commitments and contingent liabilities	–
NET ASSETS	$138,737,926
COMPOSITION OF NET ASSETS:
Paid-in capital	$148,006,894
Total distributable earnings (loss)	(9,268,968)
Net Assets	$138,737,926
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	10,281,062
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.49

40	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2025

Investment income:
Interest and other	$3,664,239
Expenses:
Management fee	235,506
Non-12b-1 service fees	168,242
Shareholder servicing	74,134
Professional	27,316
Fund administration	26,915
Custody	10,700
Reports to shareholders	7,901
Directors’ fees	2,108
Other	9,783
Gross expenses	562,605
Fees waived and expenses reimbursed (See Note 3)	(10,700)
Net expenses	551,905
Net investment income	3,112,334
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	178,958
Net realized gain/(loss) on futures contracts	(160,255)
Net realized gain/(loss) on swap contracts	214,617
Net change in unrealized appreciation/(depreciation) on investments	952,112
Net change in unrealized appreciation/(depreciation) on futures contracts	174,830
Net change in unrealized appreciation/(depreciation) on swap contracts	(316,648)
Net change in unrealized appreciation/(depreciation) on translation of assets and
liabilities denominated in foreign currencies	(3)
Net realized and unrealized gain/(loss)	1,043,611
Net Increase in Net Assets Resulting From Operations	$4,155,945

See Notes to Financial Statements.	41

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
Operations:
Net investment income	$3,112,334	$5,913,669
Net realized gain/(loss)	233,320	(536,814)
Net change in unrealized appreciation/(depreciation)	810,291	1,089,410
Net increase in net assets resulting from operations	4,155,945	6,466,265
Distributions to shareholders:	–	6,022,531
Capital share transactions (See Note 12):
Net proceeds from sales of shares	20,246,910	34,388,213
Reinvestment of distributions	–	6,022,531
Cost of shares reacquired	(21,286,896)	(29,711,435)
Net increase (decrease) in net assets resulting from capital share transactions	(1,039,986)	10,699,309
Net increase in net assets	3,115,959	11,143,043
NET ASSETS:
Beginning of period	$135,621,967	$124,478,924
End of period	$138,737,926	$135,621,967

42	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
6/30/2025(c)	$13.09	$0.30	$0.10	$0.40	$-	$13.49
12/31/2024	13.03	0.61	0.06	0.67	(0.61)	13.09
12/31/2023	12.99	0.53	0.12	0.65	(0.61)	13.03
12/31/2022	14.09	0.29	(1.00)	(0.71)	(0.39)	12.99
12/31/2021	14.31	0.20	(0.10)	0.10	(0.32)	14.09
12/31/2020	14.27	0.29	0.15	0.44	(0.40)	14.31

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

44	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
3.06	(d)	0.82	(e)	0.84	(e)	4.62	(e)	$138,738	75	(d)
5.14		0.82		0.84		4.61		135,622	107
5.05		0.83		0.85		4.04		124,479	79
(5.06)		0.83		0.84		2.12		119,180	71
0.63		0.81		0.83		1.40		120,559	66
3.13		0.84		0.86		2.04		108,101	79

See Notes to Financial Statements.	45

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2025. This report covers Short Duration Income Portfolio (the “Fund”).

The Fund’s investment objective is to seek a high level of income consistent with preservation of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation—Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing

46

Notes to Financial Statements (unaudited)(continued)

and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements—Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the

47

Notes to Financial Statements (unaudited)(continued)

valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Commercial Paper—The Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(c)	Expenses—Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(d)	Floating Rate Loans—The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the

48

Notes to Financial Statements (unaudited)(continued)

credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments is presented, if any, on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2025, the Fund did not have any unfunded loan commitments.

(e)	Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(f)	Income Taxes—It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(g)	Investment Income—Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations.

49

Notes to Financial Statements (unaudited)(continued)

(h)	Mortgage Dollar Rolls—The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

The Fund’s repurchase agreements are not subject to master netting arrangements.

(j)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified- cost method.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions—The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Derivatives—Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Fund to close out their position(s); and documentation risk relating to

50

Notes to Financial Statements (unaudited)(continued)

disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the of Statement Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Fund.

Notes i. – iii. below describe the various derivatives used by the Fund.

i.	Futures Contracts—During the period, the Fund entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the period, the Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/(depreciation) on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price, foreign exchange and interest rate risks. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of

51

Notes to Financial Statements (unaudited)(continued)

long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

ii.	Swap Contracts—During the period, the Fund engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. During the period, the Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/(depreciation) on swaps on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s OTC swap contracts are subject to master netting arrangements.

Credit Default Swap Contracts—During the period, the Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that

52

Notes to Financial Statements (unaudited)(continued)

represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with identical reference obligation.

Inflation-Linked Swap Contracts—During the period, the Fund entered into inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain/(loss) is included in the Net change in unrealized appreciation/(depreciation) on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain/(loss) and is included in Net realized gain/(loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

Interest Rate Swap Contracts—During the period, the Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.

53

Notes to Financial Statements (unaudited)(continued)

iii.	Summary of Derivatives Information—As of June 30, 2025, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivatives instruments:

Asset Derivatives	Statement of Assets and Liabilities Location	Interest Rate Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(1)	Receivable, variation margin for centrally cleared swap contracts agreements	$–	$–	$2,383
Centrally Cleared Credit Default Swap Contracts(1)	Receivable, variation margin for centrally cleared swap contracts agreements	–	$90,287	–
Futures Contracts(2)	Receivable, variation margin for futures contracts	$239,243	–	–
Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(1)	Payable, variation margin for centrally cleared swap contracts agreements	$233,887	–	–
Futures Contracts(2)	Payable, variation margin for futures contracts	$30,944	–	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivatives on the Statement of Operations for the six months ended June 30, 2025:

	Inflation Linked/ Interest Rate Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statement of Operations
CPI/Interest Rate Swap Contracts	$208,670	–
Credit Default Swap Contracts	–	$5,947
Futures Contracts	$(160,255)	–
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statement of Operations
CPI/Interest Rate Swap Contracts	$(325,461)	–
Credit Default Swap Contracts	–	$8,813
Futures Contracts	$174,830	–
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts	$27,320,429	–
Credit Default Swap Contracts	–	$2,100,000
Futures Contracts	286	–

54

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the six months ended June 30, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .35% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $10,700 of fund administration fees for the six months ended June 30, 2025.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

55

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Short Duration Income Portfolio	$ –	$ –	$ –	$ –	$ –

The tax character of distributions paid during the period ended December 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Short Duration Income Portfolio	$ –	$6,022,531	$ –	$ –	$6,022,531

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund-Short Duration Income Portfolio	$(2,405,663)	$(9,850,909)	$(12,256,572)

As of June 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/ (depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Short Duration Income Portfolio	$143,753,907	$206,128	$(658,646)	$(452,518)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2025 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$52,573,451	$53,306,592	$53,254,510	$48,098,661

* Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2025, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the relative net assets of each fund.

56

Notes to Financial Statements (unaudited)(continued)

There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

57

Notes to Financial Statements (unaudited)(continued)

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2025, the Fund did not have any securities on loan.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

58

Notes to Financial Statements (unaudited)(continued)

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies

59

Notes to Financial Statements (unaudited)(concluded)

and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Shares Sold	1,525,662	2,574,376
Reinvestment of distributions	–	461,143
Shares reacquired	(1,605,954)	(2,229,483)
Increase (decrease)	(80,292)	806,036

60

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and recent investments undertaken to enhance its compliance oversight. The Board also observed that

61

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2024. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one- and three-year periods, but equal to the median of the performance peer group for the five-year period and above the median of the performance peer group for the ten-year period. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that, while the Fund’s net total expense ratio was above the median of the expense peer group, the Fund’s actual management fee was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

62

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

63

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Short Duration Income Portfolio	SFSDI-PORT-3 (08/25)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Total Return Portfolio

For the six-month period ended June 30, 2025

1	Schedule of Investments (Item 7)

25	Statement of Assets and Liabilities (Item 7)

26	Statement of Operations (Item 7)

27	Statements of Changes in Net Assets (Item 7)

28	Financial Highlights (Item 7)

30	Notes to Financial Statements (Item 7)

45	Changes in and Disagreements with Accountants (Item 8)

45	Proxy Disclosures (Item 9)

45	Remuneration Paid to Directors, Officers, and Others (Item 10)

45	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 119.29%

ASSET-BACKED SECURITIES 15.97%

Automobiles 7.87%
AmeriCredit Automobile Receivables Trust Series 2022-2 Class C	5.32%	4/18/2028	$770,000	$775,685
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	1,225,000	1,237,167
CarMax Auto Owner Trust Series 2022-3 Class B	4.69%	2/15/2028	1,700,000	1,702,491
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%	1/16/2029	2,130,000	2,146,863
CarMax Auto Owner Trust Series 2024-3 Class A3	4.89%	7/16/2029	1,415,000	1,430,412
CarMax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	1,215,000	1,228,680
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%	7/15/2027	437,753	437,450
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	1,675,000	1,703,414
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	1,200,000	1,219,442
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%	1/15/2031	1,555,000	1,554,356
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	870,000	888,756
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	1,845,000	1,857,059
Exeter Automobile Receivables Trust Series 2024-4A Class C	5.48%	8/15/2030	630,000	637,464
Exeter Automobile Receivables Trust Series 2025-3A Class B	4.86%	2/15/2030	745,000	752,057
Flagship Credit Auto Trust Series 2020-4 Class E†	3.84%	7/17/2028	1,270,000	1,256,990
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	15,904	15,904
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	3,285,000	3,206,278
GLS Auto Select Receivables Trust Series 2025-3A Class A2†(a)	4.46%	10/15/2030	1,670,000	1,670,887
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	843,936	844,584
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	1,630,000	1,630,186
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class B	6.16%	4/16/2029	660,000	681,959

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class C	5.43%	12/17/2029	$395,000	$403,071
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	1,530,000	1,544,091
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	1,000,000	1,009,387
Hyundai Auto Lease Securitization Trust Series 2025-B Class B†	4.94%	8/15/2029	730,000	738,558
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%	12/17/2029	965,000	972,067
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	1,555,000	1,573,365
Octane Receivables Trust Series 2023-1A Class A†	5.87%	5/21/2029	338,503	339,263
Santander Consumer Auto Receivables Trust Series 2021-AA Class E†	3.28%	3/15/2027	1,386,000	1,371,830
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	3,670,000	3,754,203
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%	4/17/2028	1,461,493	1,464,021
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%	6/17/2030	615,000	629,238
Santander Drive Auto Receivables Trust Series 2025-2 Class B	4.87%	5/15/2031	1,010,000	1,021,620
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	1,666,489	1,671,764
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	1,860,000	1,871,848
Westlake Automobile Receivables Trust Series 2024-2A Class C†	5.68%	3/15/2030	1,535,000	1,557,947
World Omni Auto Receivables Trust Series 2024-B Class A3	5.27%	9/17/2029	1,875,000	1,894,695
World Omni Automobile Lease Securitization Trust Series 2025-A Class B	4.68%	5/15/2030	1,635,000	1,640,623
Total				50,335,675

Credit Card 1.12%
Citibank Credit Card Issuance Trust Series 2025-A1 Class A	4.30%	6/21/2030	1,365,000	1,374,233
First National Master Note Trust Series 2024-1 Class A	5.34%	5/15/2030	2,530,000	2,582,190
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%	7/20/2029	1,250,000	1,261,478
Synchrony Card Funding LLC Series 2022-A2 Class A	3.86%	7/15/2028	1,925,000	1,924,628
Total				7,142,529

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 6.98%
AB BSL CLO 3 Ltd. Series 2021-3A Class BR†	5.82% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2038	$2,000,000	$2,007,602
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	2,510,000	2,519,189
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	1,130,000	1,135,379
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	485,000	487,308
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	1,240,000	1,255,060
Birch Grove CLO 3 Ltd. Series 2021-3A Class BR†	5.87% (3 mo. USD Term SOFR + 1.60%	)#	1/19/2038	370,000	370,004
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	5.804% (30 day USD SOFR Average + 1.50%	)#	2/15/2037	152,900	152,950
Cajun Global LLC Series 2021-1 Class A2†	3.931%		11/20/2051	652,219	638,903
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	920,000	930,079
Clover CLO LLC Series 2018-1A Class A2RR†	6.00% (3 mo. USD Term SOFR + 1.73%	)#	4/20/2037	880,000	880,909
DLLAD LLC Series 2023-1A Class A4†	4.80%		6/20/2030	1,780,000	1,801,960
Galaxy 31 CLO Ltd. Series 2023-31A Class BR†	6.111% (3 mo. USD Term SOFR + 1.80%	)#	7/15/2038	800,000	803,110
Generate CLO 14 Ltd. Series 2024-14A Class B†	6.379% (3 mo. USD Term SOFR + 2.10%	)#	4/22/2037	890,000	894,464
KKR CLO 35 Ltd. Series 35A Class BR†	5.87% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2038	1,280,000	1,281,230
KKR CLO 57 Ltd. Series 2025-57A Class B†(a)	Zero Coupon	(b)	7/15/2038	900,000	901,723
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	1,840,000	1,793,461
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031	1,400,000	1,342,720
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.853% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	982,192	982,468
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.699% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	1,080,000	1,077,595
M&T Equipment Notes Series 2025-1A Class A3†	4.78%		9/17/2029	1,475,000	1,496,919
Madison Park Funding LXIII Ltd. Series 2023-63A Class BR†	6.066% (3 mo. USD Term SOFR + 1.75%	)#	7/21/2038	1,250,000	1,255,290
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	1,495,000	1,448,344

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
MF1 LLC Series 2024-FL14 Class A†	6.055% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	$1,190,000	$1,194,835
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A Class CR†	6.02% (3 mo. USD Term SOFR + 1.75%	)#	1/20/2037	1,380,000	1,381,388
Octagon 69 Ltd. Series 2024-3A Class A2†	5.935% (3 mo. USD Term SOFR + 1.66%	)#	7/24/2037	900,000	902,634
PEAC Solutions Receivables LLC Series 2024-1A Class A3†	5.64%		11/20/2030	1,400,000	1,429,330
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	1,056,503	1,056,995
PFP Ltd. Series 2023-10 Class A†	6.679% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	1,061,442	1,063,401
PFS Financing Corp. Series 2023-B Class A†	5.27%		5/15/2028	865,000	870,903
RAD CLO 27 Ltd. Series 2024-27A Class A1†	5.611% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	890,000	891,696
Regatta XXVIII Funding Ltd. Series 2024-2A Class A2†	6.032% (3 mo. USD Term SOFR + 1.75%	)#	4/25/2037	870,000	872,372
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	1,147,125	1,126,741
Silver Point CLO 10 Ltd. Series 2025-10A Class A1†(a)	Zero Coupon	(b)	7/15/2038	1,555,000	1,557,843
Silver Point CLO 4 Ltd. Series 2024-4A Class A2†	6.086% (3 mo. USD Term SOFR + 1.83%	)#	4/15/2037	1,620,000	1,624,704
Trinitas CLO XXVII Ltd. Series 2024-27A Class B†	6.47% (3 mo. USD Term SOFR + 2.20%	)#	4/18/2037	750,000	753,358
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	1,590,000	1,611,206
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	1,205,000	1,229,640
Warwick Capital CLO 6 Ltd. Series 2025-6A Class A1†	5.705% (3 mo. USD Term SOFR + 1.43%	)#	7/20/2038	1,665,000	1,667,148
Total					44,690,861
Total Asset-Backed Securities (cost $101,761,771)					102,169,065

CORPORATE BONDS 46.94%

Aerospace/Defense 0.66%
Boeing Co.	6.528%		5/1/2034	1,550,000	1,685,134
Boeing Co.	6.858%		5/1/2054	568,000	622,352

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Aerospace/Defense (continued)
Northrop Grumman Corp.	3.25%	1/15/2028	$1,027,000	$1,003,737
TransDigm, Inc.	4.625%	1/15/2029	956,000	938,709
Total				4,249,932

Agriculture 1.67%
Altria Group, Inc.	4.875%	2/4/2028	813,000	824,368
BAT Capital Corp.	5.35%	8/15/2032	2,011,000	2,058,238
BAT Capital Corp.	5.834%	2/20/2031	601,000	632,667
Imperial Brands Finance PLC (United Kingdom)†(c)	5.50%	2/1/2030	3,393,000	3,499,196
Imperial Brands Finance PLC (United Kingdom)†(c)	5.875%	7/1/2034	1,318,000	1,353,741
Japan Tobacco, Inc. (Japan)†(c)	5.85%	6/15/2035	1,244,000	1,301,345
Viterra Finance BV (Netherlands)†(c)	4.90%	4/21/2027	1,000,000	1,003,328
Total				10,672,883

Airlines 0.35%
AS Mileage Plan IP Ltd. (Cayman Islands)†(c)	5.308%	10/20/2031	1,693,000	1,666,640
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	582,000	566,581
Total				2,233,221

Auto Manufacturers 1.52%
Ford Motor Credit Co. LLC	2.70%	8/10/2026	1,373,000	1,337,130
Ford Motor Credit Co. LLC	3.375%	11/13/2025	798,000	792,761
Ford Motor Credit Co. LLC	4.00%	11/13/2030	901,000	822,872
Ford Motor Credit Co. LLC	4.134%	8/4/2025	732,000	731,262
Ford Motor Credit Co. LLC	6.054%	11/5/2031	668,000	664,845
Ford Motor Credit Co. LLC	6.125%	3/8/2034	1,316,000	1,281,688
Ford Motor Credit Co. LLC	7.20%	6/10/2030	831,000	874,882
Hyundai Capital America†	1.80%	10/15/2025	1,025,000	1,016,469
JB Poindexter & Co., Inc.†	8.75%	12/15/2031	742,000	756,060
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028	918,000	938,605
Toyota Motor Credit Corp.	4.55%	9/20/2027	504,000	508,391
Total				9,724,965

Auto Parts & Equipment 0.23%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%	2/15/2030	220,000	228,929
Goodyear Tire & Rubber Co.	5.00%	7/15/2029	641,000	627,112
ZF North America Capital, Inc.†	6.75%	4/23/2030	648,000	623,097
Total				1,479,138

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 9.26%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	$800,000	$703,899
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%	)#	9/13/2029	1,224,000	1,295,608
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	2,750,000	2,578,084
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	3,996,000	3,952,322
BankUnited, Inc.	5.125%		6/11/2030	1,140,000	1,129,092
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	2,186,000	2,166,791
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	2,173,000	2,130,325
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%	)#	7/23/2032	1,956,000	2,024,253
Danske Bank AS (Denmark)†(c)	4.375%		6/12/2028	1,407,000	1,403,640
Freedom Mortgage Corp.†	12.25%		10/1/2030	1,100,000	1,220,658
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	1,193,000	1,042,229
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033	1,782,000	1,935,640
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	1,436,000	1,415,251
JPMorgan Chase & Co.	4.946% (SOFR + 1.34%	)#	10/22/2035	2,302,000	2,278,769
KeyCorp	6.401% (SOFR + 2.42%	)#	3/6/2035	705,000	752,326
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%	)#	6/23/2032	2,044,000	1,809,551
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD Term SOFR + 1.99%	)#	3/27/2029	1,500,000	1,502,733
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	1,171,000	1,014,330
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	3,004,000	3,000,300
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	907,000	903,967
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035	713,000	721,992
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026	1,205,000	1,216,990

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%	)#	7/23/2035	$873,000	$889,323
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%	)#	1/22/2035	1,793,000	1,863,606
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035	1,332,000	1,381,240
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	1,407,000	1,389,813
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035	1,349,000	1,401,015
UBS Group AG (Switzerland)†(c)	1.364% (1 yr. CMT + 1.08%	)#	1/30/2027	1,127,000	1,106,630
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	1,717,000	1,661,004
UBS Group AG (Switzerland)†(c)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	869,000	870,904
UBS Group AG (Switzerland)†(c)	4.988% (1 yr. CMT + 2.40%	)#	8/5/2033	1,507,000	1,502,670
UBS Group AG (Switzerland)†(c)	6.327% (1 yr. CMT + 1.60%	)#	12/22/2027	662,000	679,884
UBS Group AG (Switzerland)†(c)	6.373% (SOFR + 3.34%	)#	7/15/2026	1,500,000	1,501,413
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%	)#	8/11/2028	2,000,000	2,078,496
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	3,925,000	3,783,054
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	1,241,000	1,133,688
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	1,873,000	1,844,890
Total					59,286,380

Beverages 0.11%
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	687,000	708,350

Biotechnology 0.29%
Amgen, Inc.	5.15%		3/2/2028	847,000	865,692
Royalty Pharma PLC	5.40%		9/2/2034	948,000	960,989
Total					1,826,681

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Building Materials 0.20%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%	7/15/2031	$651,000	$674,280
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	631,000	629,855
Total				1,304,135

Chemicals 0.26%
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	967,000	957,680
Rain Carbon, Inc.†	12.25%	9/1/2029	645,000	692,537
Total				1,650,217

Coal 0.10%
SunCoke Energy, Inc.†	4.875%	6/30/2029	709,000	660,460

Commercial Services 1.34%
Allied Universal Holdco LLC†	7.875%	2/15/2031	633,000	661,853
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%	6/1/2029	749,000	729,137
Block, Inc.	2.75%	6/1/2026	658,000	644,648
EquipmentShare.com, Inc.†	9.00%	5/15/2028	883,000	933,932
Global Payments, Inc.	4.95%	8/15/2027	1,579,000	1,598,002
GXO Logistics, Inc.	6.50%	5/6/2034	1,529,000	1,600,386
Herc Holdings, Inc.†	7.25%	6/15/2033	562,000	589,230
Rentokil Terminix Funding LLC†	5.625%	4/28/2035	483,000	490,072
Rollins, Inc.	5.25%	2/24/2035	1,334,000	1,339,583
Total				8,586,843

Computers 0.33%
CACI International, Inc.†	6.375%	6/15/2033	548,000	566,192
Gartner, Inc.†	4.50%	7/1/2028	1,188,000	1,176,477
International Business Machines Corp.	6.50%	1/15/2028	342,000	361,932
Total				2,104,601

Cosmetics/Personal Care 0.14%
Opal Bidco SAS (France)†(c)	6.50%	3/31/2032	901,000	920,158

Distribution/Wholesale 0.16%
Mitsubishi Corp. (Japan)†(c)	5.125%	7/17/2034	999,000	1,018,338

Diversified Financial Services 3.00%
Air Lease Corp.	5.20%	7/15/2031	916,000	936,517
Aircastle Ltd.†	2.85%	1/26/2028	1,114,000	1,061,044
Aircastle Ltd.†	6.50%	7/18/2028	998,000	1,042,419

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
American Express Co.	5.667% (SOFR + 1.79%	)#	4/25/2036	$929,000	$962,368
Aviation Capital Group LLC†	1.95%		1/30/2026	812,000	799,279
Aviation Capital Group LLC†	6.375%		7/15/2030	1,471,000	1,561,879
Aviation Capital Group LLC†	6.75%		10/25/2028	594,000	631,649
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	878,000	861,921
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.528%		11/18/2027	303,000	288,153
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.375%		5/30/2030	953,000	971,196
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%		5/4/2028	470,000	490,319
Cboe Global Markets, Inc.	3.65%		1/12/2027	865,000	858,479
Citadel Securities Global Holdings LLC†	6.20%		6/18/2035	711,000	729,815
Jane Street Group/JSG Finance, Inc.†	6.125%		11/1/2032	622,000	628,326
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033	798,000	821,007
LPL Holdings, Inc.†	4.00%		3/15/2029	1,291,000	1,254,440
LPL Holdings, Inc.	5.75%		6/15/2035	747,000	756,055
Muthoot Finance Ltd. (India)(c)	6.375%		4/23/2029	950,000	948,390
Navient Corp.	11.50%		3/15/2031	814,000	922,884
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	913,000	912,320
Nuveen LLC†	5.85%		4/15/2034	936,000	974,680
Rocket Cos., Inc.†	6.375%		8/1/2033	783,000	802,145
Total					19,215,285

Electric 4.90%
AES Corp.	2.45%		1/15/2031	1,120,000	979,710
AES Corp.†	3.95%		7/15/2030	1,193,000	1,134,885
American Transmission Systems, Inc.†	2.65%		1/15/2032	1,091,000	960,631
Appalachian Power Co.	5.65%		4/1/2034	1,003,000	1,032,711
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%		8/1/2028	1,320,000	1,314,546
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	820,000	846,618
Chile Electricity Lux MPC II SARL (Luxembourg)†(c)	5.58%		10/20/2035	937,427	938,910
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	448,000	471,526
DTE Electric Co.	5.85%		5/15/2055	182,000	186,506
Enel Finance International NV (Netherlands)†(c)	5.125%		6/26/2029	914,000	931,335
Entergy Louisiana LLC	5.15%		9/15/2034	1,979,000	1,991,736
Entergy Louisiana LLC	5.70%		3/15/2054	960,000	948,743
Entergy Louisiana LLC	5.80%		3/15/2055	734,000	735,305
Entergy Texas, Inc.	5.25%		4/15/2035	536,000	540,646

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Entergy Texas, Inc.	5.55%	9/15/2054	$524,000	$500,572
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(c)	7.25%	1/31/2041	570,700	579,774
FirstEnergy Transmission LLC	5.00%	1/15/2035	447,000	442,521
Florida Power & Light Co.	5.80%	3/15/2065	405,000	411,365
Indianapolis Power & Light Co.†	5.65%	12/1/2032	1,762,000	1,813,742
Jersey Central Power & Light Co.	5.10%	1/15/2035	339,000	338,158
Lightning Power LLC†	7.25%	8/15/2032	613,000	645,551
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030	891,233	881,045
Narragansett Electric Co.†	5.35%	5/1/2034	1,005,000	1,020,233
NRG Energy, Inc.†	4.45%	6/15/2029	537,000	528,557
NRG Energy, Inc.†	6.00%	2/1/2033	796,000	804,430
Oglethorpe Power Corp.	5.80%	6/1/2054	620,000	605,719
Oglethorpe Power Corp.	5.90%	2/1/2055	455,000	447,598
Oncor Electric Delivery Co. LLC	5.65%	11/15/2033	1,183,000	1,243,844
PSEG Power LLC†	5.75%	5/15/2035	508,000	523,385
Public Service Electric & Gas Co.	4.85%	8/1/2034	2,181,000	2,175,819
Union Electric Co.	5.125%	3/15/2055	606,000	561,124
Union Electric Co.	5.25%	4/15/2035	663,000	677,394
Virginia Electric & Power Co.	5.05%	8/15/2034	1,793,000	1,798,160
Vistra Operations Co. LLC†	5.70%	12/30/2034	1,699,000	1,731,466
Vistra Operations Co. LLC†	7.75%	10/15/2031	591,000	628,560
Total				31,372,825

Electronics 0.14%
Vontier Corp.	2.95%	4/1/2031	1,030,000	921,316

Energy-Alternate Sources 0.13%
Greenko Dutch BV (Netherlands)†(c)	3.85%	3/29/2026	816,640	802,565

Engineering & Construction 0.43%
IRB Infrastructure Developers Ltd. (India)†(c)	7.11%	3/11/2032	776,000	778,900
MasTec, Inc.†	4.50%	8/15/2028	1,319,000	1,301,805
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028	690,000	668,769
Total				2,749,474

Entertainment 0.08%
Warnermedia Holdings, Inc.	4.054%	3/15/2029	554,000	516,306

Equity Real Estate 0.15%
Kennedy-Wilson, Inc.	4.75%	3/1/2029	1,011,000	948,393

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food 0.99%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%	3/15/2033	$379,000	$391,047
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(c)	3.625%	1/15/2032	1,410,000	1,290,967
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(c)	5.75%	4/1/2033	865,000	889,692
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.†(a)	6.375%	4/15/2066	894,000	901,706
Mars, Inc.†	5.00%	3/1/2032	917,000	929,654
Mars, Inc.†	5.20%	3/1/2035	1,310,000	1,326,349
Mars, Inc.†	5.70%	5/1/2055	612,000	610,941
Total				6,340,356

Gas 0.31%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	1,443,000	1,402,776
National Fuel Gas Co.	5.95%	3/15/2035	550,000	562,644
Total				1,965,420

Health Care-Products 0.34%
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	940,000	966,822
Solventum Corp.	5.60%	3/23/2034	1,160,000	1,194,310
Total				2,161,132

Health Care-Services 1.55%
Centene Corp.	2.45%	7/15/2028	2,405,000	2,234,967
Centene Corp.	3.375%	2/15/2030	1,694,000	1,561,467
DaVita, Inc.†	6.875%	9/1/2032	618,000	640,746
HCA, Inc.	5.45%	9/15/2034	428,000	431,889
HCA, Inc.	5.50%	3/1/2032	1,727,000	1,783,236
LifePoint Health, Inc.†	9.875%	8/15/2030	573,000	620,534
UnitedHealth Group, Inc.	3.45%	1/15/2027	686,000	678,901
UnitedHealth Group, Inc.	4.50%	4/15/2033	867,000	845,273
UnitedHealth Group, Inc.	5.35%	2/15/2033	757,000	780,212
Universal Health Services, Inc.	5.05%	10/15/2034	360,000	343,757
Total				9,920,982

Insurance 3.06%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028	631,000	641,872
Arthur J Gallagher & Co.	5.00%	2/15/2032	1,027,000	1,041,783
Assurant, Inc.	2.65%	1/15/2032	595,000	507,528

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Athene Global Funding†	5.62%		5/8/2026	$2,192,000	$2,212,054
Beacon Funding Trust†	6.266%		8/15/2054	986,000	977,067
Brighthouse Financial Global Funding†	5.65%		6/10/2029	1,292,000	1,325,362
Brown & Brown, Inc.	2.375%		3/15/2031	1,295,000	1,140,816
Brown & Brown, Inc.	5.25%		6/23/2032	161,000	164,301
Brown & Brown, Inc.	5.55%		6/23/2035	326,000	332,559
CNO Global Funding†	5.875%		6/4/2027	1,145,000	1,176,487
GA Global Funding Trust†	2.90%		1/6/2032	2,366,000	2,069,638
GA Global Funding Trust†	5.20%		12/9/2031	1,353,000	1,356,102
GA Global Funding Trust†	5.50%		4/1/2032	1,336,000	1,358,791
Hanwha Life Insurance Co. Ltd. (South Korea)†(c)	6.30% (5 yr. CMT + 2.29%	)#	6/24/2055	341,000	351,612
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	7.25%		2/15/2031	708,000	733,709
Jackson National Life Global Funding†	4.60%		10/1/2029	1,025,000	1,023,833
New York Life Global Funding†	4.55%		1/28/2033	1,027,000	1,005,480
Principal Life Global Funding II†	5.10%		1/25/2029	1,369,000	1,400,463
Sammons Financial Group Global Funding†	5.10%		12/10/2029	740,000	756,322
Total					19,575,779

Internet 0.58%
Prosus NV (Netherlands)(c)	4.027%		8/3/2050	856,000	573,064
Uber Technologies, Inc.†	4.50%		8/15/2029	2,504,000	2,491,020
Weibo Corp. (China)(c)	3.375%		7/8/2030	680,000	635,024
Total					3,699,108

Iron-Steel 0.10%
ATI, Inc.	7.25%		8/15/2030	626,000	656,513

Leisure Time 0.31%
Carnival Corp.†	6.125%		2/15/2033	978,000	1,001,254
Royal Caribbean Cruises Ltd.†	5.375%		7/15/2027	947,000	953,190
Total					1,954,444

Lodging 0.20%
MGM China Holdings Ltd. (Macau)(c)	4.75%		2/1/2027	650,000	645,521
Wynn Macau Ltd. (Macau)†(c)	5.625%		8/26/2028	670,000	659,088
Total					1,304,609

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery-Diversified 0.58%
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	$2,361,000	$2,360,277
Regal Rexnord Corp.	6.05%	2/15/2026	1,336,000	1,343,919
Total				3,704,196

Media 0.92%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	1,374,000	1,332,158
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	673,000	671,224
Discovery Communications LLC	3.95%	3/20/2028	1,074,000	1,027,029
FactSet Research Systems, Inc.	3.45%	3/1/2032	1,750,000	1,596,260
Univision Communications, Inc.†	8.50%	7/31/2031	1,271,000	1,273,558
Total				5,900,229

Mining 2.02%
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	1,083,000	1,058,195
Anglo American Capital PLC (United Kingdom)†(c)	5.75%	4/5/2034	1,160,000	1,198,468
Antofagasta PLC (Chile)†(c)	6.25%	5/2/2034	1,175,000	1,232,787
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	1,086,000	1,015,542
Glencore Funding LLC†	5.371%	4/4/2029	1,115,000	1,143,600
Glencore Funding LLC†	5.634%	4/4/2034	1,449,000	1,477,601
Glencore Funding LLC†	6.375%	10/6/2030	570,000	612,084
Hecla Mining Co.	7.25%	2/15/2028	625,000	630,333
Ivanhoe Mines Ltd. (Canada)†(c)	7.875%	1/23/2030	921,000	920,045
Minera Mexico SA de CV (Mexico)†(c)	5.625%	2/12/2032	1,439,000	1,465,017
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(c)	6.75%	5/14/2030	741,000	755,673
Novelis Corp.†	6.875%	1/30/2030	934,000	966,275
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(c)	5.854%	5/13/2032	462,000	472,440
Total				12,948,060

Miscellaneous Manufacturing 0.21%
Axon Enterprise, Inc.†	6.25%	3/15/2033	658,000	679,162
LSB Industries, Inc.†	6.25%	10/15/2028	646,000	641,859
Total				1,321,021

Oil & Gas 3.21%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	618,000	648,702
Antero Resources Corp.†	7.625%	2/1/2029	1,160,000	1,191,722
APA Corp.†	4.25%	1/15/2030	709,000	679,050

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Continental Resources, Inc.†	5.75%		1/15/2031	$2,207,000	$2,229,189
Crescent Energy Finance LLC†	7.375%		1/15/2033	984,000	941,477
Devon Energy Corp.	5.20%		9/15/2034	1,061,000	1,031,003
Ecopetrol SA (Colombia)(c)	8.375%		1/19/2036	879,000	848,685
EQT Corp.†	4.75%		1/15/2031	646,000	636,216
EQT Corp.†	6.375%		4/1/2029	616,000	635,593
EQT Corp.	7.00%		2/1/2030	2,389,000	2,590,988
EQT Corp.†	7.50%		6/1/2030	820,000	901,592
Expand Energy Corp.†	5.875%		2/1/2029	2,349,000	2,359,984
Kimmeridge Texas Gas LLC†	8.50%		2/15/2030	1,267,000	1,312,323
Occidental Petroleum Corp.	6.625%		9/1/2030	1,510,000	1,597,655
Ovintiv, Inc.	6.50%		2/1/2038	342,000	346,270
SM Energy Co.†	6.75%		8/1/2029	654,000	652,165
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	3.25%		8/15/2030	740,000	659,300
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029	675,000	654,598
Vermilion Energy, Inc. (Canada)†(c)	6.875%		5/1/2030	618,000	594,677
Total					20,511,189

Packaging & Containers 0.25%
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032	923,000	947,823
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	632,000	628,033
Total					1,575,856

Pharmaceuticals 0.34%
Bayer Corp.†	6.65%		2/15/2028	670,000	701,285
Bayer U.S. Finance LLC†	6.375%		11/21/2030	1,065,000	1,132,125
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	3.15%		10/1/2026	365,000	358,138
Total					2,191,548

Pipelines 1.17%
Boardwalk Pipelines LP	3.40%		2/15/2031	881,000	814,318
Cheniere Energy Partners LP	3.25%		1/31/2032	692,000	620,702
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054	490,000	468,960
Eastern Energy Gas Holdings LLC	5.80%		1/15/2035	866,000	901,853
Enbridge, Inc. (Canada)(c)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084	1,449,000	1,616,893
NGPL PipeCo LLC†	3.25%		7/15/2031	750,000	669,077
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%		3/1/2030	817,000	829,342

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	$901,000	$919,101
Venture Global LNG, Inc.†	8.375%	6/1/2031	607,000	630,886
Total				7,471,132

REITS 2.07%
American Tower Corp.	3.80%	8/15/2029	2,150,000	2,091,107
Brandywine Operating Partnership LP	4.55%	10/1/2029	1,028,000	968,973
Crown Castle, Inc.	3.30%	7/1/2030	3,131,000	2,932,349
EPR Properties	4.50%	6/1/2027	522,000	519,575
EPR Properties	4.95%	4/15/2028	511,000	510,205
Host Hotels & Resorts LP	5.70%	6/15/2032	919,000	932,511
Iron Mountain Information Management Services, Inc.†	5.00%	7/15/2032	697,000	669,352
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	2,203,000	2,190,337
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	910,000	894,399
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	1,500,000	1,521,214
Total				13,230,022

Retail 0.34%
Arcos Dorados BV (Netherlands)†(c)	6.375%	1/29/2032	600,000	624,534
QXO Building Products, Inc.†	6.75%	4/30/2032	1,239,000	1,279,518
Walgreens Boots Alliance, Inc.	8.125%	8/15/2029	257,000	272,731
Total				2,176,783

Semiconductors 1.17%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	621,000	616,953
Broadcom, Inc.†	4.15%	4/15/2032	983,000	947,777
Broadcom, Inc.	4.30%	11/15/2032	1,119,000	1,085,800
Broadcom, Inc.	5.15%	11/15/2031	1,344,000	1,383,202
Foundry JV Holdco LLC†	5.50%	1/25/2031	1,021,000	1,047,975
Foundry JV Holdco LLC†	5.875%	1/25/2034	447,000	454,654
Foundry JV Holdco LLC†	5.90%	1/25/2033	1,554,000	1,612,446
Foundry JV Holdco LLC†	6.25%	1/25/2035	353,000	371,172
Total				7,519,979

Software 1.37%
AppLovin Corp.	5.375%	12/1/2031	1,152,000	1,172,755
Atlassian Corp. (Australia)(c)	5.50%	5/15/2034	835,000	857,859
Cloud Software Group, Inc.†	6.50%	3/31/2029	679,000	685,761

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software (continued)
Fair Isaac Corp.†	6.00%		5/15/2033	$1,024,000	$1,035,946
Paychex, Inc.	5.35%		4/15/2032	1,821,000	1,870,695
Synopsys, Inc.	5.00%		4/1/2032	1,885,000	1,910,157
Workday, Inc.	3.80%		4/1/2032	1,290,000	1,212,633
Total					8,745,806

Telecommunications 0.18%
Altice France SA (France)†(c)	8.125%		2/1/2027	676,000	608,910
Sprint Capital Corp.	6.875%		11/15/2028	520,000	558,369
Total					1,167,279

Transportation 0.22%
Rand Parent LLC†	8.50%		2/15/2030	935,000	939,671
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	432,000	451,896
Total					1,391,567
Total Corporate Bonds (cost $296,829,355)					300,385,476

FLOATING RATE LOANS(d) 2.58%

Airlines 0.07%
American Airlines, Inc. 2025 Term Loan	6.522% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	442,449	440,202

Commercial Services 0.26%
Prime Security Services Borrower LLC 2025 Incremental Term Loan B	–	(b)	3/7/2032	938,648	932,293
Trans Union LLC 2024 Term Loan B8	6.077% (1 mo. USD Term SOFR + 1.75%	)	6/24/2031	215,368	215,883
Trans Union LLC 2024 Term Loan B9	6.077% (1 mo. USD Term SOFR + 1.75%	)	6/24/2031	500,201	501,271
Total					1,649,447

Diversified Financial Services 0.69%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.071% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	1,890,976	1,894,474
Citadel Securities LP 2024 First Lien Term Loan	6.327% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	742,270	746,122
Colossus Acquireco LLC Term Loan B	–	(b)	6/11/2032	993,000	987,663
Hudson River Trading LLC 2024 Term Loan B	7.314% (1 mo. USD Term SOFR + 3.00%	)	3/18/2030	759,840	763,047
Total					4,391,306

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric 0.28%
Calpine Corp. 2024 Term Loan B10	6.077% (1 mo. USD Term SOFR + 1.75%	)	1/31/2031	$633,000	$633,646
NRG Energy, Inc. 2024 Term Loan	6.03% (3 mo. USD Term SOFR + 1.75%	)	4/16/2031	726,483	728,752
Vistra Operations Co. LLC 1st Lien Term Loan B3	6.077% (1 mo. USD Term SOFR + 1.75%	)	12/20/2030	466,631	468,365
Total					1,830,763

Entertainment 0.37%
Flutter Financing BV 2024 Term Loan B (Netherlands)(c)	6.046% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030	1,389,421	1,387,684
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	–	(b)	12/4/2031	509,716	510,035
Six Flags Entertainment Corp. 2024 Term Loan B	–	(b)	5/1/2031	498,740	499,800
Total					2,397,519

Health Care Products 0.09%
Reynolds Consumer Products LLC 2025 Term Loan B	6.077% (1 mo. USD Term SOFR + 1.75%	)	3/4/2032	552,900	556,123

Insurance 0.10%
Asurion LLC 2021 Term Loan B9	7.691% (1 mo. USD Term SOFR + 3.25%	)	7/31/2027	625,598	625,770

Lodging 0.10%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4	6.069% (1 mo. USD Term SOFR + 1.75%	)	11/8/2030	659,229	662,215

Media 0.12%
Charter Communications Operating LLC 2024 Term Loan B5	6.548% (3 mo. USD Term SOFR + 2.25%	)	12/15/2031	745,255	747,260

Pharmaceuticals 0.15%
Elanco Animal Health, Inc. Term Loan B	–	(b)	8/1/2027	965,000	965,246

Retail 0.13%
Panera Bread Co. 2022 Term Loan A3	–	(b)	6/15/2027	425,000	421,813
Panera Bread Co. 2022 Term Loan A5	–	(b)	6/15/2027	425,000	422,875
Total					844,688

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Utilities 0.22%
Alpha Generation LLC Term Loan B	–	(b)	9/30/2031	$1,416,432	$1,416,191
Total Floating Rate Loans (cost $16,523,044)					16,526,730

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.45%

Hungary 0.20%
Hungary Government International Bonds	6.125%		5/22/2028	1,225,000	1,266,160

Kazakhstan 0.15%
Baiterek National Managing Holding JSC†	5.45%		5/8/2028	938,000	950,558

Mexico 0.10%
Mexico Government International Bonds	6.35%		2/9/2035	645,000	661,512
Total Foreign Government Obligations (cost $2,856,042)					2,878,230

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.92%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	2,080,000	1,842,154
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	1,640,000	1,500,163
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(e)	12/25/2032	1,600,000	1,540,091
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(e)	1/25/2033	880,000	875,605
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(e)	10/25/2033	960,000	986,646
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(e)	8/25/2032	2,510,000	2,319,010
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(e)	5/25/2033	2,260,000	2,210,843
FREMF Mortgage Trust Series K-169 Class A2	4.66%	#(e)	12/25/2034	1,030,000	1,036,896
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,116,278)					12,311,408

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 28.09%
Federal Home Loan Mortgage Corp.	2.00%		9/1/2050	1,728,067	1,380,565
Federal Home Loan Mortgage Corp.	3.00%		5/1/2050	1,842,974	1,625,368

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046	$837,678	$778,368
Federal Home Loan Mortgage Corp.	5.00%	7/1/2052 - 8/1/2052	4,722,108	4,676,987
Federal Home Loan Mortgage Corp.	5.50%	7/1/2054 - 11/1/2054	5,228,743	5,305,326
Federal Home Loan Mortgage Corp.	6.00%	7/1/2039 - 2/1/2055	6,785,537	7,024,946
Federal Home Loan Mortgage Corp.	6.50%	11/1/2053	2,158,533	2,246,098
Federal National Mortgage Association	2.50%	8/1/2050 - 5/1/2052	8,921,403	7,543,537
Federal National Mortgage Association	3.00%	12/1/2048	3,004,310	2,662,779
Federal National Mortgage Association	3.50%	9/1/2051 - 4/1/2052	2,207,721	2,009,443
Federal National Mortgage Association	4.00%	5/1/2052 - 6/1/2052	3,731,594	3,512,713
Federal National Mortgage Association	5.00%	7/1/2052 - 8/1/2052	3,328,088	3,298,023
Federal National Mortgage Association	5.50%	3/1/2054 - 10/1/2054	6,163,752	6,235,301
Federal National Mortgage Association	6.00%	2/1/2039 - 1/1/2055	1,843,188	1,905,369
Government National Mortgage Association(f)	2.00%	TBA	1,644,000	1,339,316
Government National Mortgage Association(f)	3.00%	TBA	8,750,000	7,739,907
Government National Mortgage Association(f)	4.50%	TBA	5,640,000	5,399,570
Government National Mortgage Association(f)	5.00%	TBA	11,635,000	11,428,863
Government National Mortgage Association(f)	5.50%	TBA	9,661,000	9,676,697
Government National Mortgage Association(f)	6.00%	TBA	12,048,000	12,227,601
Government National Mortgage Association(f)	6.50%	TBA	6,477,000	6,644,121
Government National Mortgage Association(f)	2.50%	TBA	4,269,000	3,627,591
Uniform Mortgage-Backed Security(f)	2.00%	TBA	9,392,000	7,438,127
Uniform Mortgage-Backed Security(f)	2.50%	TBA	17,702,000	15,200,555
Uniform Mortgage-Backed Security(f)	3.00%	TBA	3,392,000	3,001,676
Uniform Mortgage-Backed Security(f)	3.50%	TBA	4,608,000	4,148,413
Uniform Mortgage-Backed Security(f)	4.50%	TBA	2,367,000	2,264,404
Uniform Mortgage-Backed Security(f)	5.00%	TBA	14,527,000	14,500,164
Uniform Mortgage-Backed Security(f)	5.50%	TBA	17,977,000	18,203,157
Uniform Mortgage-Backed Security(f)	6.00%	TBA	4,104,000	4,180,265
Uniform Mortgage-Backed Security(f)	6.50%	TBA	1,028,000	1,060,107
Uniform Mortgage-Backed Security(f)	7.00%	TBA	1,380,000	1,448,732
Total Government Sponsored Enterprises Pass-Throughs (cost $180,052,379)				179,734,089

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.81%
ALA Trust Series 2025-OANA Class A†	6.043% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	$1,040,000	$1,047,318
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	2,370,000	2,469,172
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(e)	10/25/2051	1,221,134	996,683
BBCMS Mortgage Trust Series 2023-C21 Class A5	6.00%	#(e)	9/15/2056	1,200,000	1,280,007
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	2,780,000	2,912,653
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	830,000	866,447
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	750,000	781,851
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(e)	5/15/2056	3,210,000	3,383,397
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	1,480,000	1,531,527
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	880,000	905,959
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	940,000	981,016
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(e)	12/15/2057	750,000	778,970
BX Trust Series 2025-ROIC Class B†	5.705% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2030	1,170,000	1,163,086
BX Trust Series 2025-TAIL Class A†	5.712% (1 mo. USD Term SOFR + 1.40%	)#	6/15/2035	460,000	461,406
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A†	3.25%	#(e)	8/25/2064	1,035,449	918,924
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A†	3.375%	#(e)	12/25/2064	443,199	396,997
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(e)	7/1/2051	1,449,450	1,186,507
CIM Trust Series 2021-J3 Class A1†	2.50%	#(e)	6/25/2051	1,901,039	1,553,517
CONE Trust Series 2024-DFW1 Class A†	5.954% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	700,000	698,487
EFMT Series 2025-INV2 Class A1†	5.387%	(g)	5/26/2070	1,120,906	1,123,233
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.805% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	1,770,000	1,803,427
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	9.555% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	1,000,000	1,062,200
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.555% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	538,300	540,931

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	5.555% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	$1,149,522	$1,153,147
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.555% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	687,500	690,448
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-HQA1 Class M1†	5.455% (30 day USD SOFR Average + 1.15%	)#	2/25/2045	818,941	818,953
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	6.855% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	243,556	249,109
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	8.205% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	360,000	383,100
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	6.606% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	688,420	703,165
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R04 Class 1A1†	5.305% (30 day USD SOFR Average + 1.00%	)#	5/25/2045	797,401	798,114
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(e)	6/25/2051	1,310,749	1,070,236
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(e)	8/25/2051	709,324	580,292
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(e)	4/25/2052	893,611	729,361
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(e)	7/25/2051	1,827,531	1,492,763
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(e)	1/25/2052	1,509,567	1,231,649
GS Mortgage-Backed Securities Trust Series 2022-HP1 Class A2†	3.00%	#(e)	9/25/2052	290,316	247,495
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(e)	1/25/2053	1,307,058	1,112,181
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.649%	#(e)	1/13/2040	1,530,000	1,578,805
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(e)	4/25/2052	1,037,513	846,813

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(e)	6/25/2052	$1,847,884	$1,575,324
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(e)	4/25/2052	1,786,153	1,524,838
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(e)	5/25/2052	961,307	821,917
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(e)	10/25/2052	798,543	678,766
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(e)	3/25/2052	962,253	822,724
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(e)	9/25/2052	1,051,549	895,818
JP Morgan Mortgage Trust Series 2025-DSC1 Class A1†(a)	5.664%	#(e)	9/25/2065	1,190,000	1,197,976
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.202% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	690,000	692,040
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	960,000	998,380
New Residential Mortgage Loan Trust Series 2020-RPL1 Class B3†	3.846%	#(e)	11/25/2059	900,000	687,439
New Residential Mortgage Loan Trust Series 2025-NQM3 Class A1†	5.53%	(g)	5/25/2065	1,400,000	1,409,387
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(e)	1/26/2060	6,063	6,005
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	1,550,000	1,587,222
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(e)	2/25/2050	12,171	11,640
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.755% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	1,580,000	1,570,921
TEXAS Commercial Mortgage Trust Series 2025-TWR Class B†	5.905% (1 mo. USD Term SOFR + 1.59%	)#	4/15/2042	1,270,000	1,268,953
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	6.434% (1 mo. USD Term SOFR + 2.11%	)#	10/25/2048	670,000	696,725
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A3	3.055%		6/15/2052	1,065,504	1,011,680
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.003% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	1,080,000	1,076,407

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	$950,000	$1,004,031
Wells Fargo Mortgage-Backed Securities Trust Series 2021-INV2 Class A2†	2.50%	#(e)	9/25/2051	833,018	680,945
Total Non-Agency Commercial Mortgage-Backed Securities (cost $62,512,676)					62,748,484

U.S. TREASURY OBLIGATIONS 13.53%
U.S. Treasury Bonds	3.375%		8/15/2042	7,818,000	6,564,371
U.S. Treasury Bonds	4.50%		11/15/2054	24,869,400	23,707,533
U.S. Treasury Bonds	4.625%		11/15/2044	19,531,000	19,125,121
U.S. Treasury Bonds	4.625%		2/15/2055	4,086,000	3,978,743
U.S. Treasury Bonds	4.75%		2/15/2045	13,118,000	13,052,410
U.S. Treasury Notes	3.75%		4/30/2027	5,995,400	5,995,400
U.S. Treasury Notes	4.00%		3/31/2030	5,906,900	5,963,200
U.S. Treasury Notes	4.125%		2/28/2027	8,148,000	8,191,605
Total U.S. Treasury Obligations (cost $86,729,373)					86,578,383
Total Long-Term Investments (cost $759,380,918)					763,331,865

SHORT-TERM INVESTMENTS 0.87%

REPURCHASE AGREEMENTS 0.87%
Repurchase Agreement dated 6/30/2025, 4.000% due 7/1/2025 with Fixed Income Clearing Corp. collateralized by $5,664,300 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $5,664,840; proceeds: $5,554,191 (cost $5,553,574)				5,553,574	5,553,574
Total Investments in Securities 120.16% (cost $764,934,492)					768,885,439
Other Assets and Liabilities – Net(h) (20.16)%					(129,011,513)
Net Assets 100.00%					$639,873,926

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2025, the total value of Rule 144A securities was $268,656,365, which represents 41.99% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2025.
(a)	Securities purchased on a when-issued basis (See Note 2(j)).
(b)	Interest Rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2025.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(concluded)

June 30, 2025

(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Step Bond – Security with a predetermined schedule of interest rate changes.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at June 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2025	104	Long	$21,551,560	$21,634,438	$82,878
U.S. 5-Year Treasury Note	September 2025	163	Long	17,623,066	17,767,000	143,934
U.S. Ultra Treasury Bond	September 2025	106	Long	12,178,002	12,627,250	449,248
Total Unrealized Appreciation on Futures Contracts						$676,060

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	September 2025	61	Short	$(6,825,224)	$(6,970,203)	$(144,979)

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$102,169,065	$–	$102,169,065
Corporate Bonds	–	300,385,476	–	300,385,476
Floating Rate Loans	–	16,526,730	–	16,526,730
Foreign Government Obligations	–	2,878,230	–	2,878,230
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	12,311,408	–	12,311,408
Government Sponsored Enterprises Pass-Throughs	–	179,734,089	–	179,734,089
Non-Agency Commercial Mortgage-Backed Securities	–	62,748,484	–	62,748,484
U.S. Treasury Obligations	–	86,578,383	–	86,578,383
Short-Term Investments
Repurchase Agreements	–	5,553,574	–	5,553,574
Total	$–	$768,885,439	$–	$768,885,439
Other Financial Instruments
Futures Contracts
Assets	$676,060	$–	$–	$676,060
Liabilities	(144,979)	–	–	(144,979)
Total	$531,081	$–	$–	$531,081

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

24	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2025

ASSETS:
Investments in securities, at cost	$764,934,492
Investments in securities, at fair value	$768,885,439
Cash	134,687
Cash at brokers for TBA collateral	970,000
Deposits with brokers for futures collateral	773,343
Deposits with brokers for TBA collateral	10,000
Foreign cash, at value (cost $5)	6
Receivables:
Investment securities sold	119,900,312
Interest	6,318,432
Capital shares sold	1,423,900
Variation margin for futures contracts	25,979
Prepaid expenses	1,884
Total assets	898,443,982
LIABILITIES:
Payables:
Investment securities purchased	256,574,700
To brokers for TBA collateral	970,000
Transfer agent fees	643,925
Management fee	145,791
Capital shares reacquired	79,349
Directors’ fees	61,228
Fund administration	20,827
Accrued expenses	74,236
Total liabilities	258,570,056
Commitments and contingent liabilities	–
NET ASSETS	$639,873,926
COMPOSITION OF NET ASSETS:
Paid-in capital	$730,750,996
Total distributable earnings (loss)	(90,877,070)
Net Assets	$639,873,926
Outstanding shares (130 million shares of common stock authorized, $.001 par value)	44,389,943
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$14.41

See Notes to Financial Statements.	25

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2025

Investment income:
Interest and other (net of foreign withholding taxes of $135)	$16,555,351
Expenses:
Management fee	881,521
Non-12b-1 service fees	787,071
Shareholder servicing	315,042
Fund administration	125,932
Professional	35,287
Custody	11,271
Directors’ fees	9,887
Reports to shareholders	9,608
Other	45,974
Gross expenses	2,221,593
Fees waived and expenses reimbursed (See Note 3)	(11,271)
Net expenses	2,210,322
Net investment income	14,345,029
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	(7,132,150)
Net realized gain/(loss) on futures contracts	(881,817)
Net realized gain/(loss) on swap contracts	(26,679)
Net change in unrealized appreciation/(depreciation) on investments	16,430,353
Net change in unrealized appreciation/(depreciation) on futures contracts	1,205,503
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	1
Net realized and unrealized gain/(loss)	9,595,211
Net Increase in Net Assets Resulting From Operations	$23,940,240

26	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
Operations:
Net investment income	$14,345,029	$29,052,001
Net realized gain/(loss)	(8,040,646)	(814,530)
Net change in unrealized appreciation/(depreciation)	17,635,857	(11,798,208)
Net increase in net assets resulting from operations	23,940,240	16,439,263
Distributions to shareholders:	–	(29,555,278)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	46,523,949	125,596,183
Reinvestment of distributions	–	29,555,278
Cost of shares reacquired	(61,384,923)	(140,957,074)
Net increase (decrease) in net assets resulting from capital share transactions	(14,860,974)	14,194,387
Net increase in net assets	9,079,266	1,078,372
NET ASSETS:
Beginning of period	$630,794,660	$629,716,288
End of period	$639,873,926	$630,794,660

See Notes to Financial Statements.	27

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital	Total distri- butions
6/30/2025(c)	$13.88	$0.32	$ 0.21	$ 0.53	$ –	$ –	$ –	$ –
12/31/2024	14.20	0.66	(0.29)	0.37	(0.69)	–	–	(0.69)
12/31/2023	13.95	0.60	0.28	0.88	(0.63)	–	–	(0.63)
12/31/2022	16.85	0.41	(2.77)	(2.36)	(0.48)	(0.03)	(0.03)	(0.54)
12/31/2021	17.34	0.27	(0.30)	(0.03)	(0.34)	(0.12)	–	(0.46)
12/31/2020	16.85	0.36	0.88	1.24	(0.42)	(0.33)	–	(0.75)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

28	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$14.41	3.74 (d)	0.70	(e)	0.71	(e)	4.56	(e)	$639,874	215	(d)
13.88	2.66	0.70		0.71		4.59		630,795	404
14.20	6.34	0.70		0.71		4.21		629,716	413
13.95	(14.05)	0.71		0.71		2.70		585,096	485
16.85	(0.24)	0.70		0.71		1.59		660,623	376
17.34	7.43	0.71		0.72		2.05		683,584	541

See Notes to Financial Statements.	29

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2025. This report covers Total Return Portfolio (the “Fund”).

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing

Notes to Financial Statements (unaudited)(continued)

and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Notes to Financial Statements (unaudited)(continued)

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Notes to Financial Statements (unaudited)(continued)

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments is presented, if any, on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2025, the Fund did not have any unfunded loan commitments.

(d)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(e)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(f)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign interest have been provided for in accordance with the applicable country’s tax rules and rates.

(g)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

Notes to Financial Statements (unaudited)(continued)

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

The Fund’s repurchase agreements are not subject to master netting arrangements.

(i)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(j)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)	Derivatives–Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Fund to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the of Statement Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions

Notes to Financial Statements (unaudited)(continued)

allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Fund.

Notes i. – iii. below describe the various derivatives used by the Fund.

i.	Futures Contracts–During the period, the Fund entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the period, the Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/(depreciation) on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price, foreign exchange and interest rate risks. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade.

Notes to Financial Statements (unaudited)(continued)

The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

ii.	Swap Contracts–During the period, the Fund engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. During the period, the Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/(depreciation) on swaps on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s OTC swap contracts are subject to master netting arrangements.

Credit Default Swap Contracts–During the period, the Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Notes to Financial Statements (unaudited)(continued)

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with identical reference obligation.

iii.	Summary of Derivative Information–As of June 30, 2025, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Statement of Assets and Liabilities Location	Interest Rate Contracts
Futures Contracts(1)	Receivable, variation margin for futures contracts	$ 676,060

Liability Derivatives
Futures Contracts(1)	Payable, variation margin for futures contracts	144,979
(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

The following table presents the effect of derivatives on the Statement of Operations for the six months ended June 30, 2025:

	Inflation Linked/ Interest Rate Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statement of Operations
Credit Default Swap Contracts	–	$ (26,679)
Futures Contracts	$ (881,817)	–
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statement of Operations
Futures Contracts	$1,205,503	–
Derivatives volume calculated based on the number of contracts or notional amounts
Credit Default Swap Contracts	–	$438,286
Futures Contracts	416	–

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $4 billion	.28%
Next $11 billion	.26%
Over $15 billion	.25%

For the six months ended June 30, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .28% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $11,271 of fund administration fees for the six months ended June 30, 2025.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other

Notes to Financial Statements (unaudited)(continued)

entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Total Return Portfolio	$ –	$ –	$ –	$ –	$ –

The tax character of distributions paid during the period ended December 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Total Return Portfolio	$ –	$29,555,278	$ –	$ –	$29,555,278

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund-Total Return Portfolio	$(36,747,785)	$(62,339,519)	$(99,087,304)

As of June 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Total Return Portfolio	$767,440,827	$6,981,975	$(5,006,282)	$1,975,693

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2025 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$1,417,572,442	$206,309,734	$1,443,496,844	$162,126,739
*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2025, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

Notes to Financial Statements (unaudited)(continued)

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2025, the Fund did not have any securities on loan.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate

Notes to Financial Statements (unaudited)(continued)

and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

Notes to Financial Statements (unaudited)(continued)

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

Notes to Financial Statements (unaudited)(concluded)

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Shares Sold	3,299,711	8,752,158
Reinvestment of distributions	–	2,132,416
Shares reacquired	(4,341,481)	(9,800,668)
Increase (decrease)	(1,041,770)	1,083,906

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

recent investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and an appropriate benchmark as of various periods ended June 30, 2024. The Board observed that although the Fund’s investment performance was below the median of the performance peer group for the one-, five-, and ten-year periods, the Fund’s investment performance was above the median of the performance peer group for the three-year period and the Fund outperformed its benchmark for the one-, three-, five-, and ten-year periods. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Total Return Portfolio	SFTR-PORT-3 (08/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report,

based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2) Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: August 18, 2025

By:	/s/ Michael J. Hebert
Michael J. Hebert Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: August 18, 2025